UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07705
Virtus Asset Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Dec 31
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Ceredex Large-Cap Value Equity Fund
Class A / SVIIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$130	1.24%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 10.26%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Value Index, which serves as the style-specific index, returned 14.37%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at NAV(1)	10.26%	7.00%	7.58%
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP(2),(3)	4.20%	5.79%	6.97%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Large-Cap Value Equity Fund
Class C / SVIFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$180	1.72%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 9.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Value Index, which serves as the style-specific index, returned 14.37%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class C/SVIFX) at NAV(1)and with CDSC(2)	9.68%	6.48%	7.07%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Large-Cap Value Equity Fund
Class I / STVTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$102	0.97%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 10.51%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Value Index, which serves as the style-specific index, returned 14.37%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class I/STVTX) at NAV(1)	10.51%	7.27%	7.87%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Large-Cap Value Equity Fund
Class R6 / STVZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$76	0.72%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 10.87%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Value Index, which serves as the style-specific index, returned 14.37%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio management team to provide potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care and information technology, as well as an underweight in financials, detracted from performance relative to the Fund’s style-specific benchmark, the Russell 1000® Value Index. Stock selection within communication services and materials were positive areas for the year. Additionally, an overweight to industrials contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvel Technology, JPMorgan Chase, Walt Disney, Expand Energy, and Raymond James Financial. The biggest detractors from performance during the period were Nucor, Schlumberger, Intel, CDW, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
JPMorgan Chase	Positive	The company posted solid earnings results throughout the year, generally beating expectations and providing optimistic fundamental outlooks despite the volatile macroeconomic environment. Despite selling off mid-year, along with other banks, as Kamala Harris rose in presidential polls, the stock reversed its losses as polls flipped and Donald Trump was elected President.

CDW	Negative	CDW underperformed on weak results given the lack of a rebound in information technology (IT) spending. The company continued to see cautious customer behavior, which also impacted stock performance.
Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class R6/STVZX) at NAV(1)	10.87%	7.55%	8.15%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Value Index	14.37%	8.68%	8.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$602,801
Total number of portfolio holdings	49
Total advisory fee paid (‘000s)	$3,838
Portfolio turnover rate as of the end of the reporting period	112%
Asset Allocation(1)
Industrials	21%
Financials	16%
Information Technology	11%
Health Care	11%
Materials	10%
Consumer Discretionary	8%
Energy	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Mid-Cap Value Equity Fund
Class A / SAMVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$135	1.29%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 9.76%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 13.07%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at NAV(1)	9.76%	5.72%	7.24%
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP(2),(3)	3.73%	4.53%	6.63%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Mid-Cap Value Equity Fund
Class C / SMVFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$184	1.76%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 9.17%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 13.07%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class C/SMVFX) at NAV(1)and with CDSC(2)	9.17%	5.21%	6.76%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Mid-Cap Value Equity Fund
Class I / SMVTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$106	1.01%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 9.95%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 13.07%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class I/SMVTX) at NAV(1)	9.95%	6.00%	7.55%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Mid-Cap Value Equity Fund
Class R6 / SMVZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$83	0.79%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 10.24%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 13.07%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in health care, information technology, and energy detracted from performance relative to the Fund’s style-specific benchmark, the Russell Midcap® Value Index. Stock selection within the utilities and materials sectors were positive areas for the year. Additionally, an underweight to health care contributed to results. The biggest stock-specific contributors to performance for the 12-month period were Marvell Technology, Dell Technologies, First Citizens Bancshares, Capital One Financial, and Vistra. The biggest detractors from performance during the period were Teradyne, Bath & Body Works, Jabil, Microchip Technology, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Marvell Technology	Positive	Marvell outperformed due to strong execution and upside from the company’s custom application-specific integrated circuits (ASICs) business. Investor sentiment improved based on these results.
Dell Technologies	Positive	Improving investor sentiment and reaching the bottom of the personal computer replacement cycle coupled with the upside from artificial intelligence (AI) in Dell’s server business drove outperformance for the 12-month period.

Microchip Technology	Negative	The stock underperformed as the company demonstrated continued weakness in key end markets. In addition, investors continued to lengthen their perception of the timing for a recovery in the share price.

Humana	Negative	Humana’s performance in the Medicare Advantage scoring system led to a re-rating of several of its groups from 4.5 to 3.5 stars, resulting in lower payouts and an anticipated large hole in 2026 earnings. The managed care industry found itself in the crosshairs of political and public scrutiny following the unfortunate United Healthcare event. These developments weighed on Humana’s shares in 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class R6/SMVZX) at NAV(1)	10.24%	6.25%	7.83%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,676,409
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$13,427
Portfolio turnover rate as of the end of the reporting period	141%
Asset Allocation(1)
Industrials	23%
Information Technology	20%
Financials	17%
Materials	10%
Consumer Discretionary	9%
Energy	8%
Real Estate	7%
Other (includes short-term investment)	6%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Small-Cap Value Equity Fund
Class A / SASVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$152	1.46%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 8.67%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Value Index, which serves as the style-specific index, returned 8.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at NAV(1)	8.67%	7.30%	6.82%
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP(2),(3)	2.69%	6.09%	6.22%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Small-Cap Value Equity Fund
Class C / STCEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$189	1.81%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 8.35%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Value Index, which serves as the style-specific index, returned 8.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class C/STCEX) at NAV(1)and with CDSC(2)	8.35%	6.92%	6.41%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Small-Cap Value Equity Fund
Class I / SCETX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$120	1.15%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 9.00%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Value Index, which serves as the style-specific index, returned 8.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class I/SCETX) at NAV(1)	9.00%	7.61%	7.14%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Effective January 1, 2025, a new expense limitation of 0.82% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Ceredex Small-Cap Value Equity Fund
Class R6 / VVERX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$92	0.88%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 9.34%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 2000® Value Index, which serves as the style-specific index, returned 8.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. For the fiscal year, stock selection in financials and real estate coupled with an underweight to health care contributed to outperformance relative to the Fund’s style-specific benchmark, the Russell 2000® Value Index. Stock selection within the information technology and consumer discretionary sectors detracted from returns for the year. The biggest stock-specific contributors to performance for the 12-month period were Perella Weinberg Partners, Louisiana-Pacific, UMB Financial, Valmont Industries, and Herc Holdings. The biggest detractors from performance during the period were BRP, NOV, Huntington Ingalls Industries, Iridium Communications, and Amkor Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Perella Weinberg Partners	Positive	Perella Weinberg, an investment bank/advisory firm, outperformed during the period, fueled in part by management noting a record high pending backlog of deals. While investor expectations were lofty heading into the fiscal year, deal announcements generally supported the high level of optimism. The stock received an additional boost following the U.S. presidential election.

Louisiana-Pacific	Positive	Louisiana-Pacific, a building materials manufacturer, rallied in mid-February due in part to expectations that interest rates would decline throughout 2024. Falling rates would be stimulative for home buying which is the primary end-market for the company’s siding products.

Iridium Communications	Negative	Iridium, a global satellite company, underperformed due to increased competition from the expansion of the Starlink satellite system. During the reporting period, the company's stock price suffered as investor sentiment about Iridium’s growth potential worsened.

Amkor Technology	Negative	Amkor, a semiconductor packaging firm, underperformed during the period due to weaker investor sentiment about the industry cycle's downturn in demand. The company struggled as its customers reduced their purchases during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 26, 2019). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Ceredex Small-Cap Value Equity Fund (Class R6/VVERX) at NAV(1)	9.34%	7.92%	7.40%
FT Wilshire 5000 Index	23.76%	14.10%	14.85%
Russell 2000® Value Index	8.05%	7.29%	7.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$108,875
Total number of portfolio holdings	80
Total advisory fee paid (‘000s)	$724
Portfolio turnover rate as of the end of the reporting period	79%
Asset Allocation(1)
Financials	28%
Industrials	19%
Information Technology	10%
Real Estate	9%
Energy	9%
Materials	8%
Consumer Discretionary	7%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
Effective January 1, 2025, the Fund's investment adviser reduced the management fee to 0.75%.
Effective January 1, 2025, a new expense limitation of 0.77% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Core Bond Fund
Class A / STGIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$64	0.64%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 1.02%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the Index) also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class A/STGIX) at NAV(1)	1.02%	(0.41)%	1.06%
Virtus Seix Core Bond Fund (Class A/STGIX) at POP(2),(3)	(2.77)%	(1.17)%	0.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$68,416
Total number of portfolio holdings	144
Total advisory fee paid (‘000s)	$21
Portfolio turnover rate as of the end of the reporting period	177%
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		38%
Corporate Bonds and Notes		19%
Financials	7%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		3%
Credit Card	2%
Other	1%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Core Bond Fund
Class I / STIGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$50	0.50%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 1.06%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the Index) also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class I/STIGX) at NAV(1)	1.06%	(0.27)%	1.20%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$68,416
Total number of portfolio holdings	144
Total advisory fee paid (‘000s)	$21
Portfolio turnover rate as of the end of the reporting period	177%
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		38%
Corporate Bonds and Notes		19%
Financials	7%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		3%
Credit Card	2%
Other	1%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Core Bond Fund
Class R6 / STGZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$36	0.36%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 1.20%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the Index) also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 3, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix Core Bond Fund (Class R6/STGZX) at NAV(1)	1.20%	(0.13)%	1.32%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$68,416
Total number of portfolio holdings	144
Total advisory fee paid (‘000s)	$21
Portfolio turnover rate as of the end of the reporting period	177%
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		38%
Corporate Bonds and Notes		19%
Financials	7%
Industrials	3%
Consumer Staples	2%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		3%
Credit Card	2%
Other	1%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Floating Rate High Income Fund
Class A / SFRAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$100	0.96%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 8.22%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 9.05%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at NAV(1)	8.22%	4.66%	4.19%
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP(2),(3)	5.25%	4.08%	3.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Floating Rate High Income Fund
Class C / SFRCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$160	1.54%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 7.60%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 9.05%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class C/SFRCX) at NAV(1)and with CDSC(2)	7.60%	4.06%	3.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Floating Rate High Income Fund
Class I / SAMBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$67	0.64%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 8.57%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 9.05%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class I/SAMBX) at NAV(1)	8.57%	4.99%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Floating Rate High Income Fund
Class R6 / SFRZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$56	0.54%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 8.82%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 9.05%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
A focus on high quality issues led to a solid return for the Fund for the 12-month period. However, an underweight to single-B-rated issues, an overweight to BB-rated issues, and unexpected events involving specific issues in the first quarter of 2024 led the Fund to slightly underperform its style-specific benchmark, the S&P UBS Leveraged Loan Index (the Index). Single-Bs took center stage with an impressive 9.60% total return for the year, followed by BBs with a strong 9.00% performance, followed by CCCs at 8.20%. Issue selection in health care, telecommunications, and diversified media detracted from Fund performance. This was partially offset by positive selection in information technology, food/tobacco, and financials. The top individual contributors to performance for the 12-month period were Team Health, Summit Midstream, and Lumen Technologies. The largest individual detractors were Physician Partners, Heubach, and Lasership. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Slightly negative	While overall positive, the Fund’s underweight to the best-performing ratings group, single-Bs, hindered performance versus the Index.
Security selection	Negative	Unforeseen events in the first quarter involving three specific issuers led to underperformance for the full year 2024. However, once those events were behind the issuers, their performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s overall industry allocation decisions, which included being overweight in industries including cable/wireless video and energy, and underweight in industries including food/tobacco and services, made a positive contribution to performance in 2024.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix Floating Rate High Income Fund (Class R6/SFRZX) at NAV(1)	8.82%	5.13%	4.64%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.15%
S&P UBS Leveraged Loan Index	9.05%	5.73%	5.14%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,429,040
Total number of portfolio holdings	315
Total advisory fee paid (‘000s)	$4,677
Portfolio turnover rate as of the end of the reporting period	110%
Asset Allocation(1)
Leveraged Loans		93%
Information Technology	12%
Financials	12%
Service	7%
Chemicals	6%
Aerospace	6%
Media / Telecom - Telecommunications	6%
Energy	6%
All other Leveraged Loans	38%
Corporate Bonds and Notes		4%
Common Stocks		1%
Asset-Backed Securities		1%
Other (includes short-term investment)		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix High Grade Municipal Bond Fund
Class A / SFLTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$73	0.73%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned (0.07)%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.05%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocation to the transportation sector along with underweights in state general obligation bonds (GO), education, and local GO, contributed to performance relative to the Bloomberg Municipal Bond Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing, along with overweighs to special tax, leasing, and water/sewer detracted from performance. Security selection in power, special tax, local GO, leasing, housing, and education contributed to performance, while security selection in water/sewer, health care, state GO, transportation, and IDR detracted. The biggest contributors to performance during the 12-month period were holdings of Pennsylvania Turnpike, Energy Northwest, Portland Airport, and Jacksonville Special Tax. The biggest detractors from performance during the period were Ascension Health, Maryland Stadium Authority, Miami Seaport, and New Jersey Turnpike Authority. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. Following this, the 1-year and 3-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Weak performance in water/sewer sector	Negative	As investors gravitated to higher risk and lower-rated securities, the water/sewer sector underperformed, delivering the second lowest return among revenue sectors. The Fund was overweight this sector during the year, and performance was negatively impacted.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight BBB-rated securities versus the Index and benefitted from spread tightening.

Strong performance in power credits	Positive	While the power sector was a mid-level performer, the Fund benefited from strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at NAV(1)	(0.07)%	0.83%	2.10%
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP(2),(3)	(2.82)%	0.27%	1.81%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$26,056
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$18
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix High Grade Municipal Bond Fund
Class I / SCFTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$58	0.58%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 0.16%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.05%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocation to the transportation sector along with underweights in state general obligation bonds (GO), education, and local GO, contributed to performance relative to the Bloomberg Municipal Bond Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing, along with overweighs to special tax, leasing, and water/sewer detracted from performance. Security selection in power, special tax, local GO, leasing, housing, and education contributed to performance, while security selection in water/sewer, health care, state GO, transportation, and IDR detracted. The biggest contributors to performance during the 12-month period were holdings of Pennsylvania Turnpike, Energy Northwest, Portland Airport, and Jacksonville Special Tax. The biggest detractors from performance during the period were Ascension Health, Maryland Stadium Authority, Miami Seaport, and New Jersey Turnpike Authority. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. Following this, the 1-year and 3-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Weak performance in water/sewer sector	Negative	As investors gravitated to higher risk and lower-rated securities, the water/sewer sector underperformed, delivering the second lowest return among revenue sectors. The Fund was overweight this sector during the year, and performance was negatively impacted.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight BBB-rated securities versus the Index and benefitted from spread tightening.

Strong performance in power credits	Positive	While the power sector was a mid-level performer, the Fund benefited from strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class I/SCFTX) at NAV(1)	0.16%	0.98%	2.25%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$26,056
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$18
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix High Yield Fund
Class A / HYPSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$85	0.82%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 6.85%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. High Yield BB-B Constrained Index, which serves as the style-specific index, returned 6.84%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the benchmark, the ICE BofA U.S. High Yield BB-B Constrained Index (the Index), for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance, overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included technology, metals & mining, and building construction. Top industry detractors from relative performance included media non-cable, health care/pharmaceuticals, and telecommunications. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	While overall positive, the Fund’s underweights to the best-performing ratings groups, CCC-rated and distressed credits, limited performance versus the Index.
Security selection	Positive	Successful security selection in metals & mining, technology, and building construction offset negative security selection in media non-cable, telecommunications, health care/pharmaceuticals. While there were several low quality/distressed companies in the fiber optic space that did well, the Fund’s overall security selection helped performance relative to the Index.

Industry selection	Neutral	An overweight to cable satellite and an underweight to health care/pharmaceuticals were slight drags on performance, although these were offset by overweights to financials and energy.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class A/HYPSX) at NAV(1)	6.85%	4.14%	4.48%
Virtus Seix High Yield Fund (Class A/HYPSX) at POP(2),(3)	2.84%	3.34%	4.08%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield BB-B Constrained Index	6.84%	3.64%	4.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$426,144
Total number of portfolio holdings	252
Total advisory fee paid (‘000s)	$1,032
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Corporate Bonds and Notes		91%
Financials	26%
Consumer Discretionary	15%
Industrials	11%
Energy	10%
Communication Services	9%
Materials	9%
Information Technology	4%
All other Corporate Bonds and Notes	7%
Affiliated Exchange-Traded Fund		3%
Leveraged Loans		2%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix High Yield Fund
Class I / SAMHX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$66	0.64%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 7.04%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. High Yield BB-B Constrained Index, which serves as the style-specific index, returned 6.84%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the benchmark, the ICE BofA U.S. High Yield BB-B Constrained Index (the Index), for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance, overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included technology, metals & mining, and building construction. Top industry detractors from relative performance included media non-cable, health care/pharmaceuticals, and telecommunications. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	While overall positive, the Fund’s underweights to the best-performing ratings groups, CCC-rated and distressed credits, limited performance versus the Index.
Security selection	Positive	Successful security selection in metals & mining, technology, and building construction offset negative security selection in media non-cable, telecommunications, health care/pharmaceuticals. While there were several low quality/distressed companies in the fiber optic space that did well, the Fund’s overall security selection helped performance relative to the Index.

Industry selection	Neutral	An overweight to cable satellite and an underweight to health care/pharmaceuticals were slight drags on performance, although these were offset by overweights to financials and energy.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class I/SAMHX) at NAV(1)	7.04%	4.30%	4.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA U.S. High Yield BB-B Constrained Index	6.84%	3.64%	4.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$426,144
Total number of portfolio holdings	252
Total advisory fee paid (‘000s)	$1,032
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Corporate Bonds and Notes		91%
Financials	26%
Consumer Discretionary	15%
Industrials	11%
Energy	10%
Communication Services	9%
Materials	9%
Information Technology	4%
All other Corporate Bonds and Notes	7%
Affiliated Exchange-Traded Fund		3%
Leveraged Loans		2%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix High Yield Fund
Class R6 / HYIZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$55	0.53%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 7.29%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the ICE BofA U.S. High Yield BB-B Constrained Index, which serves as the style-specific index, returned 6.84%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the benchmark, the ICE BofA U.S. High Yield BB-B Constrained Index (the Index), for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance, overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included technology, metals & mining, and building construction. Top industry detractors from relative performance included media non-cable, health care/pharmaceuticals, and telecommunications. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	While overall positive, the Fund’s underweights to the best-performing ratings groups, CCC-rated and distressed credits, limited performance versus the Index.
Security selection	Positive	Successful security selection in metals & mining, technology, and building construction offset negative security selection in media non-cable, telecommunications, health care/pharmaceuticals. While there were several low quality/distressed companies in the fiber optic space that did well, the Fund’s overall security selection helped performance relative to the Index.

Industry selection	Neutral	An overweight to cable satellite and an underweight to health care/pharmaceuticals were slight drags on performance, although these were offset by overweights to financials and energy.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality also benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix High Yield Fund (Class R6/HYIZX) at NAV(1)	7.29%	4.45%	5.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	0.86%
ICE BofA U.S. High Yield BB-B Constrained Index	6.84%	3.64%	4.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$426,144
Total number of portfolio holdings	252
Total advisory fee paid (‘000s)	$1,032
Portfolio turnover rate as of the end of the reporting period	72%
Asset Allocation(1)
Corporate Bonds and Notes		91%
Financials	26%
Consumer Discretionary	15%
Industrials	11%
Energy	10%
Communication Services	9%
Materials	9%
Information Technology	4%
All other Corporate Bonds and Notes	7%
Affiliated Exchange-Traded Fund		3%
Leveraged Loans		2%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class A / SISIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$67	0.67%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 1.15%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.05% and the Bloomberg Municipal 1-15 Yr Blend (1-17) Index, which serves as the style-specific index, returned 0.88%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg Municipal 1-15 Yr Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to cash and leasing along with underweights in local general obligation bonds (GO) and education positively contributed to performance relative to the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), healthcare, and housing, as well as overweights in water/sewer, special tax, state GO, power, and transportation detracted from performance. Security selections in state GO, transportation, local GO, education, leasing, power, special tax, healthcare, water/sewer, housing, and IDR positively contributed to performance. There was no negative contribution from security selection during the fiscal year. The biggest contributors to performance during the 12-month period were holdings of Energy Northwest, Ohio GO, California GO, and Washington GO. The biggest detractors from performance during the period were Chicago Wastewater, Illinois GO, Orange County School Certificates of Participation (COPS), and Florida Muni Power. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As the impact of Covid faded, airport and toll road credits outperformed due to strong volumes and numerous upgrades. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting towards these two subsectors.

The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Mixed	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. The Fund benefitted from cash exposure, but was underweight to the 1- and 3- year parts of the yield curve, which detracted from performance.

Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight A- and BBB-rated securities versus the Index, and benefitted from spread tightening.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at NAV(1)	1.15%	0.95%	1.73%
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP(2),(3)	(1.63)%	0.39%	1.45%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	0.88%	1.08%	2.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$129,389
Total number of portfolio holdings	82
Total advisory fee paid (‘000s)	$203
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class I / STTBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$52	0.52%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 1.21%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.05% and the Bloomberg Municipal 1-15 Yr Blend (1-17) Index, which serves as the style-specific index, returned 0.88%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg Municipal 1-15 Yr Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to cash and leasing along with underweights in local general obligation bonds (GO) and education positively contributed to performance relative to the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the Index) for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), healthcare, and housing, as well as overweights in water/sewer, special tax, state GO, power, and transportation detracted from performance. Security selections in state GO, transportation, local GO, education, leasing, power, special tax, healthcare, water/sewer, housing, and IDR positively contributed to performance. There was no negative contribution from security selection during the fiscal year. The biggest contributors to performance during the 12-month period were holdings of Energy Northwest, Ohio GO, California GO, and Washington GO. The biggest detractors from performance during the period were Chicago Wastewater, Illinois GO, Orange County School Certificates of Participation (COPS), and Florida Muni Power. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As the impact of Covid faded, airport and toll road credits outperformed due to strong volumes and numerous upgrades. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting towards these two subsectors.

The municipal yield curve steepened, with shorter-term bonds outperforming longer-term bonds	Mixed	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the Fed) would start cutting interest rates. The Fund benefitted from cash exposure, but was underweight to the 1- and 3- year parts of the yield curve, which detracted from performance.

Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund was overweight A- and BBB-rated securities versus the Index, and benefitted from spread tightening.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class I/STTBX) at NAV(1)	1.21%	1.10%	1.89%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	0.88%	1.08%	2.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$129,389
Total number of portfolio holdings	82
Total advisory fee paid (‘000s)	$203
Portfolio turnover rate as of the end of the reporting period	41%
Asset Allocation(1)
Municipal Bonds	99%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, a new expense limitation of 0.50% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Total Return Bond Fund
Class A / CBPSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$70	0.70%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 0.88%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market. The Fund’s decision to hold certain high yield securities was a modest contributor to relative performance.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector Allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at NAV(1)	0.88%	(0.14)%	1.04%
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP(2),(3)	(2.90)%	(0.90)%	0.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$130,231
Total number of portfolio holdings	141
Total advisory fee paid (‘000s)	$114
Portfolio turnover rate as of the end of the reporting period	149%
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		35%
Corporate Bonds and Notes		21%
Financials	8%
Consumer Discretionary	3%
Industrials	3%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Credit Card	3%
Other	2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Total Return Bond Fund
Class I / SAMFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$46	0.46%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 1.13%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market. The Fund’s decision to hold certain high yield securities was a modest contributor to relative performance.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector Allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class I/SAMFX) at NAV(1)	1.13%	0.08%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$130,231
Total number of portfolio holdings	141
Total advisory fee paid (‘000s)	$114
Portfolio turnover rate as of the end of the reporting period	149%
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		35%
Corporate Bonds and Notes		21%
Financials	8%
Consumer Discretionary	3%
Industrials	3%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Credit Card	3%
Other	2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Total Return Bond Fund
Class R6 / SAMZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$31	0.31%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 1.28%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
After an initial 0.50% interest rate cut in September, the Federal Reserve (the Fed) followed with two additional 0.25% rate cuts at its final meetings of the year. By reducing the target rate by a cumulative 1.00%, the Fed brought the target rate range down to 4.25% to 4.5%. Despite lower short-term rates, longer-term rates moved higher, particularly in the fourth quarter, which caused bond prices to fall, because bond prices and bond yields move in opposite directions. The move in longer-term bond prices had the largest impact on the Fund’s performance for the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index also had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages, which generally outperform lower-coupon mortgages in a rising rate environment. Security selection in both the corporate and securitized sectors were generally positive contributors to relative performance. The Fund’s overweight to the U.S. Treasury sector was generally a drag on relative performance, as other sectors of the Index outperformed the U.S. Treasury sector. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual security holdings in the industrial and finance sectors was a positive contributor to relative performance, as those securities generally outperformed the broader corporate bond market. The Fund’s decision to hold certain high yield securities was a modest contributor to relative performance.

Higher-coupon mortgage-backed security selection	Positive	The Fund’s decision to hold more higher-coupon mortgage-backed securities was a positive contributor to relative performance, as higher coupon RMBS generally outperformed lower-coupon mortgages in the rising long-term rate environment.

Higher long-term interest rates	Negative	The U.S. Treasury market normalized over the year, with short-term rates falling and long-term rates rising. Longer maturity securities held in the Fund were negatively impacted by rising yields and falling prices, because bond prices and bond yields move inversely to each other.

Sector Allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities. The Fund’s decision to hold a modest overweight to the U.S. Treasury sector was a slight detractor from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class R6/SAMZX) at NAV(1)	1.28%	0.25%	1.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$130,231
Total number of portfolio holdings	141
Total advisory fee paid (‘000s)	$114
Portfolio turnover rate as of the end of the reporting period	149%
Asset Allocation(1)
Mortgage-Backed Securities		39%
Agency	39%
U.S. Government Securities		35%
Corporate Bonds and Notes		21%
Financials	8%
Consumer Discretionary	3%
Industrials	3%
Energy	2%
Health Care	2%
All other Corporate Bonds and Notes	3%
Asset-Backed Securities		5%
Credit Card	3%
Other	2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class A / SSAGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$67	0.65%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 5.62%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the Bloomberg U.S. Treasury Bill 3-6 Month Index, which serves as the style-specific index, returned 5.33%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Treasury Bill 3-6 Month Index is comprised of all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 6 months and more than 3 months, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in US dollars and must be fixed rate and non-convertible. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills continued to offer attractive returns for most of 2024. With the Federal Reserve (the Fed) cutting short-term interest rates by 1.00% over the second half of 2024, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index, was the largest contributor to Fund returns as the higher yields of these securities provided additional income and price appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short duration agency securitized assets (out-of-Index) was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

Asset-backed sector allocation decision	Negative	Although holding agency securitized assets aided performance as a whole, the Fund’s positions in certain asset-backed securities (ABS) detracted from relative performance, as other securitized asset classes outperformed ABS over the course of the year.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (July 24, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class A/SSAGX) at NAV(1)	5.62%	1.98%	1.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.31%
Bloomberg U.S. Treasury Bill 3-6 Month Index	5.33%	2.52%	2.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,303
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$51
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Mortgage-Backed Securities		94%
Agency	94%
U.S. Government Securities		6%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective February 23, 2024, a new expense limitation of 0.65% went into effect for Class A shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class I / SIGVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$41	0.40%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 5.77%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the Bloomberg U.S. Treasury Bill 3-6 Month Index, which serves as the style-specific index, returned 5.33%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Treasury Bill 3-6 Month Index is comprised of all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 6 months and more than 3 months, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in US dollars and must be fixed rate and non-convertible. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills continued to offer attractive returns for most of 2024. With the Federal Reserve (the Fed) cutting short-term interest rates by 1.00% over the second half of 2024, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index, was the largest contributor to Fund returns as the higher yields of these securities provided additional income and price appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short duration agency securitized assets (out-of-Index) was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

Asset-backed sector allocation decision	Negative	Although holding agency securitized assets aided performance as a whole, the Fund’s positions in certain asset-backed securities (ABS) detracted from relative performance, as other securitized asset classes outperformed ABS over the course of the year.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class I/SIGVX) at NAV(1)	5.77%	2.22%	1.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Treasury Bill 3-6 Month Index	5.33%	2.52%	1.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,303
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$51
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Mortgage-Backed Securities		94%
Agency	94%
U.S. Government Securities		6%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective February 23, 2024, a new expense limitation of 0.40% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6 / SIGZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$27	0.26%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 6.03%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.25% and the Bloomberg U.S. Treasury Bill 3-6 Month Index, which serves as the style-specific index, returned 5.33%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Treasury Bill 3-6 Month Index is comprised of all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 6 months and more than 3 months, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in US dollars and must be fixed rate and non-convertible. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills continued to offer attractive returns for most of 2024. With the Federal Reserve (the Fed) cutting short-term interest rates by 1.00% over the second half of 2024, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index, was the largest contributor to Fund returns as the higher yields of these securities provided additional income and price appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short duration agency securitized assets (out-of-Index) was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

Asset-backed sector allocation decision	Negative	Although holding agency securitized assets aided performance as a whole, the Fund’s positions in certain asset-backed securities (ABS) detracted from relative performance, as other securitized asset classes outperformed ABS over the course of the year.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class R6/SIGZX) at NAV(1)	6.03%	2.39%	2.15%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	0.86%
Bloomberg U.S. Treasury Bill 3-6 Month Index	5.33%	2.52%	2.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,303
Total number of portfolio holdings	120
Total advisory fee paid (‘000s)	$51
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Mortgage-Backed Securities		94%
Agency	94%
U.S. Government Securities		6%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA International Growth Fund
Class A / SCIIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$126	1.31%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned (7.20)%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 5.53%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class A/SCIIX) at NAV(1)	(7.20)%	3.34%	6.50%
Virtus SGA International Growth Fund (Class A/SCIIX) at POP(2),(3)	(12.31)%	2.18%	5.90%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.30% went into effect for Class A shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA International Growth Fund
Class C / VSGEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$160	2.06%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the period of March 8, 2024 (inception) to December 31, 2024, the Fund’s Class C shares at NAV returned (8.94)%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 1.16%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively.  Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 8, 2024). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	Since Inception
Virtus SGA International Growth Fund (Class C/VSGEX) at NAV(1)and with CDSC(2)	(8.94)%
MSCI All Country World ex USA Index (net)	1.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
The inception date for Class C shares is March 8, 2024. The expense limitation is 2.05%.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA International Growth Fund
Class I / STITX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$102	1.06%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned (6.95)%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 5.53%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class I/STITX) at NAV(1)	(6.95)%	3.61%	6.75%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective March 8, 2024, a new expense limitation of 1.05% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA International Growth Fund
Class R6 / SCIZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$93	0.96%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned (6.89)%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 5.53%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to Fund performance were SAP, Shopify, Aon, Recruit, and TSMC. The largest detractors from Fund performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (September 1, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus SGA International Growth Fund (Class R6/SCIZX) at NAV(1)	(6.89)%	3.70%	7.75%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	5.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$371,177
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$2,972
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Health Care	22%
Information Technology	20%
Consumer Staples	15%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	5%
Other	7%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Large-Cap Growth Stock Fund
Class A / STCIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$120	1.03%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 32.32%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.36%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within health care, consumer staples, and communication services added the most to the Fund’s performance relative to its style-specific benchmark, the Russell 1000® Growth Index, while the industrials and consumer discretionary sectors were the largest relative detractors. The biggest contributors to relative investment performance over the 12-month period were NVIDIA, Royal Caribbean Group, Natera, and Meta Platforms. The biggest detractors from relative performance during the period were Tesla, Workday, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Natera	Positive	The company experienced explosive revenue growth in each of the four quarters of 2024 as demand for its healthcare screening and testing products, specifically in oncology, remained robust and exceeded investors’ expectations. This product demand drove Natera’s stock price higher throughout the year.

Tesla	Negative	Mid-year, the company’s revenue growth turned negative, driven by weaker demand for electric vehicles and increased competition in China. The stock was sold out of the Fund, only to rally later in the year as investors believed the election of Donald Trump might translate into future benefits for the company based on his positive relationship with founder Elon Musk.

Boeing	Negative	The company continued to experience quality control problems with several aircraft models, creating increased government scrutiny that slowed production. Additional issues related to a machinists’ strike further hampered aircraft production schedules. The lack of clarity about deliveries and production shutdowns negatively impacted revenue, earnings and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at NAV(1)	32.32%	18.53%	15.14%
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP(2),(3)	25.05%	17.20%	14.49%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$207,738
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$846
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	47%
Consumer Discretionary	15%
Communication Services	14%
Health Care	9%
Financials	7%
Industrials	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.03% went into effect for Class A shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Large-Cap Growth Stock Fund
Class I / STCAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$90	0.77%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 32.87%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.36%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within health care, consumer staples, and communication services added the most to the Fund’s performance relative to its style-specific benchmark, the Russell 1000® Growth Index, while the industrials and consumer discretionary sectors were the largest relative detractors. The biggest contributors to relative investment performance over the 12-month period were NVIDIA, Royal Caribbean Group, Natera, and Meta Platforms. The biggest detractors from relative performance during the period were Tesla, Workday, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Natera	Positive	The company experienced explosive revenue growth in each of the four quarters of 2024 as demand for its healthcare screening and testing products, specifically in oncology, remained robust and exceeded investors’ expectations. This product demand drove Natera’s stock price higher throughout the year.

Tesla	Negative	Mid-year, the company’s revenue growth turned negative, driven by weaker demand for electric vehicles and increased competition in China. The stock was sold out of the Fund, only to rally later in the year as investors believed the election of Donald Trump might translate into future benefits for the company based on his positive relationship with founder Elon Musk.

Boeing	Negative	The company continued to experience quality control problems with several aircraft models, creating increased government scrutiny that slowed production. Additional issues related to a machinists’ strike further hampered aircraft production schedules. The lack of clarity about deliveries and production shutdowns negatively impacted revenue, earnings and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class I/STCAX) at NAV(1)	32.87%	18.88%	15.46%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$207,738
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$846
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	47%
Consumer Discretionary	15%
Communication Services	14%
Health Care	9%
Financials	7%
Industrials	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.77% went into effect for Class I shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Large-Cap Growth Stock Fund
Class R6 / STCZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$84	0.72%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 32.91%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.36%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within health care, consumer staples, and communication services added the most to the Fund’s performance relative to its style-specific benchmark, the Russell 1000® Growth Index, while the industrials and consumer discretionary sectors were the largest relative detractors. The biggest contributors to relative investment performance over the 12-month period were NVIDIA, Royal Caribbean Group, Natera, and Meta Platforms. The biggest detractors from relative performance during the period were Tesla, Workday, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Natera	Positive	The company experienced explosive revenue growth in each of the four quarters of 2024 as demand for its healthcare screening and testing products, specifically in oncology, remained robust and exceeded investors’ expectations. This product demand drove Natera’s stock price higher throughout the year.

Tesla	Negative	Mid-year, the company’s revenue growth turned negative, driven by weaker demand for electric vehicles and increased competition in China. The stock was sold out of the Fund, only to rally later in the year as investors believed the election of Donald Trump might translate into future benefits for the company based on his positive relationship with founder Elon Musk.

Boeing	Negative	The company continued to experience quality control problems with several aircraft models, creating increased government scrutiny that slowed production. Additional issues related to a machinists’ strike further hampered aircraft production schedules. The lack of clarity about deliveries and production shutdowns negatively impacted revenue, earnings and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class R6/STCZX) at NAV(1)	32.91%	18.96%	15.57%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$207,738
Total number of portfolio holdings	61
Total advisory fee paid (‘000s)	$846
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	47%
Consumer Discretionary	15%
Communication Services	14%
Health Care	9%
Financials	7%
Industrials	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.72% went into effect for Class R6 shares.
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Zevenbergen Innovative Growth Stock Fund
Class A / SAGAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$147	1.25%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 35.48%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 3000® Growth Index, which serves as the style-specific index, returned 32.46%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that demonstrate financial flexibility and experienced management teams. During the fiscal year, positive stock selection and sector overweights within consumer discretionary and communication services contributed to the Fund’s performance relative to its style-specific benchmark, the Russell 3000® Growth Index. Stock selection in financials and industrials was also a positive factor. However, underweight positions in information technology and stock selection in consumer staples detracted from the Fund’s performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Amazon.com, Meta Platforms, Tesla, and Netflix. The largest detractors from performance during the period were Snowflake, DoubleVerify Holdings, Exact Sciences, Evolent Health, and BILL Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth companies that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. While rates began to come down in August, through the end of the period the decreases had not yet benefited companies that require capital from outside sources.

Artificial intelligence (AI) advancements	Positive	The growth of AI benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology. The second half of the year saw many companies report positive returns on investment from AI initiatives. This created a tailwind for companies beyond the hardware providers, broadening out to the distributors and beneficiaries of AI.

Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending. While job openings declined a bit through the year, the amount was still higher than pre-pandemic levels, signaling strong labor demand through the year and bolstering spending by consumers.

Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions. Many companies scaled back acquisition plans due to prolonged legal discovery periods and the unfavorable environment of other mergers in the news.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at NAV(1)	35.48%	14.45%	15.33%
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP(2),(3)	28.03%	13.16%	14.67%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$540,541
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$3,783
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	26%
Communication Services	16%
Industrials	11%
Health Care	8%
Consumer Staples	3%
Financials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Zevenbergen Innovative Growth Stock Fund
Class I / SCATX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$118	1.00%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 35.81%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 3000® Growth Index, which serves as the style-specific index, returned 32.46%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that demonstrate financial flexibility and experienced management teams. During the fiscal year, positive stock selection and sector overweights within consumer discretionary and communication services contributed to the Fund’s performance relative to its style-specific benchmark, the Russell 3000® Growth Index. Stock selection in financials and industrials was also a positive factor. However, underweight positions in information technology and stock selection in consumer staples detracted from the Fund’s performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Amazon.com, Meta Platforms, Tesla, and Netflix. The largest detractors from performance during the period were Snowflake, DoubleVerify Holdings, Exact Sciences, Evolent Health, and BILL Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth companies that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. While rates began to come down in August, through the end of the period the decreases had not yet benefited companies that require capital from outside sources.

Artificial intelligence (AI) advancements	Positive	The growth of AI benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology. The second half of the year saw many companies report positive returns on investment from AI initiatives. This created a tailwind for companies beyond the hardware providers, broadening out to the distributors and beneficiaries of AI.

Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending. While job openings declined a bit through the year, the amount was still higher than pre-pandemic levels, signaling strong labor demand through the year and bolstering spending by consumers.

Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions. Many companies scaled back acquisition plans due to prolonged legal discovery periods and the unfavorable environment of other mergers in the news.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class I/SCATX) at NAV(1)	35.81%	14.74%	15.59%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$540,541
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$3,783
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	26%
Communication Services	16%
Industrials	11%
Health Care	8%
Consumer Staples	3%
Financials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Zevenbergen Innovative Growth Stock Fund
Class R6 / VZGRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$106	0.90%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 35.93%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Russell 3000® Growth Index, which serves as the style-specific index, returned 32.46%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that demonstrate financial flexibility and experienced management teams. During the fiscal year, positive stock selection and sector overweights within consumer discretionary and communication services contributed to the Fund’s performance relative to its style-specific benchmark, the Russell 3000® Growth Index. Stock selection in financials and industrials was also a positive factor. However, underweight positions in information technology and stock selection in consumer staples detracted from the Fund’s performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Amazon.com, Meta Platforms, Tesla, and Netflix. The largest detractors from performance during the period were Snowflake, DoubleVerify Holdings, Exact Sciences, Evolent Health, and BILL Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth companies that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. While rates began to come down in August, through the end of the period the decreases had not yet benefited companies that require capital from outside sources.

Artificial intelligence (AI) advancements	Positive	The growth of AI benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology. The second half of the year saw many companies report positive returns on investment from AI initiatives. This created a tailwind for companies beyond the hardware providers, broadening out to the distributors and beneficiaries of AI.

Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending. While job openings declined a bit through the year, the amount was still higher than pre-pandemic levels, signaling strong labor demand through the year and bolstering spending by consumers.

Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions. Many companies scaled back acquisition plans due to prolonged legal discovery periods and the unfavorable environment of other mergers in the news.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	Since Inception
Virtus Zevenbergen Innovative Growth Stock Fund (Class R6/VZGRX) at NAV(1)	35.93%	1.05%
FT Wilshire 5000 Index	23.76%	14.71%
Russell 3000® Growth Index	32.46%	15.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$540,541
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$3,783
Portfolio turnover rate as of the end of the reporting period	13%
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	26%
Communication Services	16%
Industrials	11%
Health Care	8%
Consumer Staples	3%
Financials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
Material Fund Changes
Effective January 1, 2025, Virtus Investment Advisers, LLC ("VIA") has replaced Virtus Fund Advisers, LLC ("VFA") as the investment adviser to the Fund. As a result, also effective January 1, 2025, VFA's rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Virtus Asset Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $313,812 for 2024 and $384,917 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $27,274 for 2024 and $30,820 for 2023. Such audit-related fees include out of pocket expenses and system conversion fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $59,059 for 2024 and $52,593 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,500 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Asset Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $87,833 for 2024 and $83,413 for 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7a

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST

December 31, 2024
Virtus Seix Core Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Assured Guaranty Municipal Corp. (“AGM”)
Assured Guaranty Municipal Corp. operates as an insurance firm. The Company provides municipal bond insurance and financial guarantees for infrastructure and structured financings, as well as institutional asset management services.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Constant Maturity Treasury (“CMT”)
The one-year CMT is the interpolated one-year yield of the most recently auctioned 4-, 13-, and 26-week U.S. Treasury bills (T-bills); the most recently auctioned 2-, 3-, 5-, and 10-year U.S. Treasury notes (T-notes); the most recently auctioned U.S. Treasury 30-year bond (T-bond); and the off-the-run Treasuries in the 20-year maturity range.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Moral Obligation Bond (“MORAL OBLG”)
A tax-exempt bond issued by a municipality or a state financial intermediary that is backed by the moral, but not legal, obligation of a state government to appropriate funds in case of default.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) December 31, 2024
Refinitiv USD IBOR Consumer Cash Fallbacks (“RFUCCT”)
Refinitiv USD IBOR Consumer Cash Fallbacks provides fallbacks for existing institutional and consumer cash financial products that currently reference U.S. dollar LIBOR.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—36.8%
U.S. Treasury Bond 4.250%, 8/15/54	$ 6,613	$ 6,039
U.S. Treasury Notes
4.250%, 3/15/27	242	242
4.375%, 7/15/27	10,029	10,055
3.750%, 12/31/28	135	132
4.250%, 6/30/29	5,894	5,861
4.250%, 11/15/34	2,945	2,868
Total U.S. Government Securities (Identified Cost $25,649)		25,197

Mortgage-Backed Securities—38.0%
Agency—38.0%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	226	212
Pool #G60019 4.500%, 3/1/44	105	101
Pool #Q42921 3.500%, 9/1/46	324	294
Pool #Q53881 4.500%, 1/1/48	168	160
Pool #QA3079 3.500%, 10/1/49	173	155
Pool #QA4766 3.500%, 11/1/49	271	244
Pool #QE1443 4.000%, 5/1/52	184	169
Pool #QE1985 4.500%, 5/1/52	226	213
Pool #QE2366 5.000%, 5/1/52	81	78
Pool #QE4826 4.500%, 7/1/52	316	298
Pool #QE9908 5.500%, 9/1/52	175	174
Pool #QF3223 5.000%, 11/1/52	122	119
Pool #QF4847 5.500%, 12/1/52	93	92
Pool #QF8190 6.000%, 2/1/53	212	214
Pool #QF8551 5.500%, 3/1/53	120	119
Pool #QF8817 6.000%, 3/1/53	165	166
Pool #QG6239 5.000%, 7/1/53	452	437
Pool #QJ5568 6.000%, 9/1/54	1,081	1,090
Pool #RA2579 3.000%, 5/1/50	1,021	870
Pool #RA2622 3.000%, 5/1/50	81	69
Pool #RA8285 4.500%, 10/1/47	456	432
Pool #SD0164 3.500%, 12/1/49	263	236
Pool #SD1618 5.000%, 9/1/52	402	389
	Par Value	Value

Agency—continued
Pool #SD3303 3.000%, 2/1/50	$ 787	$ 670
Pool #SD3993 5.500%, 9/1/53	1,212	1,208
Pool #SD5272 6.000%, 5/1/54	791	803
Pool #SD7503 3.500%, 8/1/49	842	755
Pool #SD8222 4.000%, 6/1/52	1,061	971
Pool #SD8238 4.500%, 8/1/52	1,053	991
Pool #SD8246 5.000%, 9/1/52	701	679
Pool #SI2061 3.500%, 9/1/50	72	63
Pool #ZM5226 3.500%, 12/1/47	165	147
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	191	178
Pool #AB3878 4.000%, 11/1/41	207	193
Pool #AB5924 3.000%, 8/1/42	331	288
Pool #BL7779 1.460%, 8/1/30	980	814
Pool #BN4542 4.500%, 2/1/49	66	62
Pool #BO1277 3.000%, 7/1/49	177	151
Pool #BT7914 5.000%, 10/1/52	435	422
Pool #BV3044 3.000%, 2/1/52	288	248
Pool #BW0044 5.000%, 7/1/52	735	710
Pool #BW3311 4.500%, 7/1/52	425	402
Pool #BY8494 5.500%, 8/1/53	280	278
Pool #CA4166 3.500%, 9/1/49	278	247
Pool #CA5122 3.000%, 2/1/50	163	141
Pool #CB0998 3.000%, 7/1/51	1,064	904
Pool #CB3110 2.500%, 3/1/47	387	318
Pool #CB3630 4.000%, 5/1/52	494	453
Pool #CB3875 3.500%, 6/1/47	428	380
Pool #CB4451 4.000%, 8/1/42	141	131
Pool #FM7290 3.000%, 5/1/51	331	287
Pool #FM8210 3.000%, 4/1/50	173	149
Pool #FS1443 3.500%, 4/1/52	157	140
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FS2249 5.000%, 6/1/52	$ 242	$ 234
Pool #FS2692 5.000%, 8/1/52	459	445
Pool #FS3262 4.000%, 10/1/46	512	480
Pool #FS3687 5.000%, 11/1/52	429	417
Pool #MA4600 3.500%, 5/1/52	755	669
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	514	467
Pool #787186 6.000%, 10/20/53	734	747
Pool #787394 5.500%, 5/20/54	526	528
Pool #CR3025 5.500%, 12/20/52	213	214
Pool #CR9210 5.500%, 1/20/53	183	182
Pool #CS2411 6.000%, 3/20/53	23	24
Pool #CS5391 6.000%, 1/20/53	202	205
Pool #CS5448 6.000%, 1/20/53	304	310
Pool #CS7736 6.000%, 4/20/53	117	119
Pool #MA8151 4.500%, 7/20/52	605	573
Pool #MA8201 4.500%, 8/20/52	910	862
Total Mortgage-Backed Securities (Identified Cost $27,088)		25,990

Asset-Backed Securities—3.0%
Automobiles—0.4%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	240	241
Credit Card—1.6%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	285	289
2024-2, A 5.240%, 4/15/31	205	210
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/15/29	340	334
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	288	290
		1,123

Other—1.0%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	94
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	50	50
	Par Value	Value

Other—continued
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	$ 240	$ 219
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	320	327
		690

Total Asset-Backed Securities (Identified Cost $2,065)		2,054

Corporate Bonds and Notes—19.0%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	294	198
Consumer Discretionary—1.3%
BorgWarner, Inc. 5.400%, 8/15/34(2)	158	155
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	153
General Motors Financial Co., Inc. 5.750%, 2/8/31	133	135
Hyundai Capital America 144A 5.700%, 6/26/30(1)	266	270
Tapestry, Inc. 5.500%, 3/11/35	159	155
		868

Consumer Staples—1.6%
Kimberly-Clark Corp. 4.500%, 2/16/33	267	260
PepsiCo, Inc. 4.650%, 2/15/53	608	531
Philip Morris International, Inc.
4.875%, 2/13/29	141	141
5.375%, 2/15/33	148	148
		1,080

Energy—2.1%
Boardwalk Pipelines LP
4.450%, 7/15/27	82	81
3.400%, 2/15/31	136	122
BP Capital Markets America, Inc. 4.812%, 2/13/33	442	427
Enterprise Products Operating LLC 4.200%, 1/31/50	218	171
Pioneer Natural Resources Co. 1.900%, 8/15/30	400	341
Targa Resources Corp. 4.200%, 2/1/33	198	180
Williams Cos., Inc. (The) 3.500%, 10/15/51	210	143
		1,465

Financials—7.3%
AerCap Ireland Capital DAC 3.000%, 10/29/28	150	139
American Express Co. 6.338%, 10/30/26	214	217

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of America Corp.
2.087%, 6/14/29	$ 243	$ 221
2.572%, 10/20/32	326	275
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	314
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	110	111
Enact Holdings, Inc. 6.250%, 5/28/29	123	125
Essent Group Ltd. 6.250%, 7/1/29	139	142
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	110	110
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	398
JPMorgan Chase & Co.
1.578%, 4/22/27	78	75
5.350%, 6/1/34	283	283
KeyBank N.A. 4.390%, 12/14/27	250	246
Morgan Stanley 1.593%, 5/4/27	568	544
NatWest Group plc 7.300% (3)	200	197
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	275	283
5.492%, 5/14/30	157	159
Radian Group, Inc. 6.200%, 5/15/29	136	140
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	120	118
U.S. Bancorp
5.384%, 1/23/30	141	142
5.678%, 1/23/35	170	171
UBS Group AG 144A 6.850% (1)(3)	200	198
Wells Fargo & Co.
3.526%, 3/24/28	250	242
3.350%, 3/2/33	152	133
		4,983

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	373	303
Amgen, Inc.
5.250%, 3/2/33	286	284
5.650%, 3/2/53	163	157
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	461	432
		1,176

Industrials—2.9%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	333	340
BAE Systems plc 144A 5.300%, 3/26/34(1)	200	199
Ferguson Enterprises, Inc. 5.000%, 10/3/34	287	274
Owens Corning 5.950%, 6/15/54	194	192
	Par Value	Value

Industrials—continued
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	$ 270	$ 253
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	202	206
United Parcel Service, Inc. 5.050%, 3/3/53	365	334
Veralto Corp. 5.450%, 9/18/33	174	175
		1,973

Materials—1.3%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	322	316
Newmont Corp.
2.250%, 10/1/30	312	269
6.250%, 10/1/39	278	293
		878

Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	222	145
Southern Co. (The) Series A 3.700%, 4/30/30	235	221
		366

Total Corporate Bonds and Notes (Identified Cost $13,626)		12,987

Total Long-Term Investments—96.8% (Identified Cost $68,428)		66,228

	Shares
Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.350%)(4)	642,043	642
Total Short-Term Investment (Identified Cost $642)		642

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(4)(5)	12,195	12
Total Securities Lending Collateral (Identified Cost $12)		12

TOTAL INVESTMENTS—97.8% (Identified Cost $69,082)		$66,882
Other assets and liabilities, net—2.2%		1,534
NET ASSETS—100.0%		$68,416

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $1,670 or 2.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$25,197	$—	$25,197
Mortgage-Backed Securities	25,990	—	25,990
Asset-Backed Securities	2,054	—	2,054
Corporate Bonds and Notes	12,987	—	12,987
Money Market Mutual Fund	642	642	—
Securities Lending Collateral	12	12	—
Total Investments	$66,882	$654	$66,228
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.986%, 4/15/34(1)(2)	$ 5,000	$ 5,029
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 8.187%, 10/16/37(1)(2)	5,000	5,068
		10,097

Total Asset-Backed Securities (Identified Cost $9,946)		10,097

Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Cable One, Inc. 0.000%, 3/15/26(3)	1,600	1,485
Liberty Interactive LLC 4.000%, 11/15/29	8,000	2,480
		3,965

Total Convertible Bonds and Notes (Identified Cost $8,404)		3,965

Corporate Bonds and Notes—4.2%
Communication Services—1.3%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,510
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	5,000	4,566
144A 4.250%, 2/1/31(1)	2,000	1,743
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,090
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	1,000	905
Warnermedia Holdings, Inc. 4.279%, 3/15/32	7,500	6,609
		18,423

Consumer Discretionary—1.1%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	3,500	3,229
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	3,500	3,019
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,928
QVC, Inc. 144A 6.875%, 4/15/29(1)	1,050	854
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	2,979
		16,009

Financials—0.2%
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,685
	Par Value	Value

Health Care—0.8%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	$ 2,500	$ 2,298
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	4,750	3,885
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,895
Tenet Healthcare Corp. 4.375%, 1/15/30	2,090	1,941
		11,019

Industrials—0.2%
Griffon Corp. 5.750%, 3/1/28	2,000	1,961
Information Technology—0.3%
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,588
Materials—0.3%
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	1,000	977
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,562
		4,539

Total Corporate Bonds and Notes (Identified Cost $61,086)		59,224

Leveraged Loans—91.9%
Aerospace—5.8%
AIT Worldwide Logistics, Inc. (3 month Term SOFR + 4.850%) 9.278%, 4/5/30(2)	2,650	2,666
American Airlines, Inc. (3 month Term SOFR + 5.012%) 9.629%, 4/20/28(2)	13,569	13,913
Cobham Ultra Seniorco S.a.r.l. (1 month Term SOFR + 3.750%) 9.245%, 8/6/29(2)	11,752	11,697
Delos Aircraft DAC (3 month Term SOFR + 1.750%) 6.079%, 10/31/27(2)	5,281	5,297
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(2)	4,108	4,123
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(2)	1,562	1,568
LSF11 Trinity Bidco, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.370%, 6/14/30(2)	5,389	5,416
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(2)	13,069	12,135
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 12.364%, 2/1/29(2)	2,451	1,976
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.085%, 1/15/27(2)	4,153	4,184
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(2)	$ 1,886	$ 1,888
Tranche K (3 month Term SOFR + 2.750%) 7.079%, 3/22/30(2)	4,828	4,841
Tranche L (3 month Term SOFR + 2.500%) 6.829%, 1/19/32(2)	7,546	7,558
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.250%) 6.607%, 12/6/30(2)	5,071	5,076
		82,338

Chemicals—6.4%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 7.957%, 9/30/28(2)	9,260	9,303
(1 month Term SOFR + 7.100%) 11.457%, 9/30/29(2)	7,184	7,034
Ascend Performance Materials Operations LLC 2021 (3 month Term SOFR + 4.850%) 9.095%, 8/27/26(2)	6,142	5,216
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 8.087%, 12/16/31(2)	5,080	5,046
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.000%) 7.357%, 8/18/28(2)	2,992	3,004
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 9.014%, 11/15/30(2)	8,019	7,779
Hexion Holdings Corp.
2024 (1 month Term SOFR + 4.000%) 8.447%, 3/15/29(2)	7,006	7,000
Second Lien (1 month Term SOFR + 7.538%) 11.895%, 3/15/30(2)	3,903	3,684
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(2)	12,222	12,265
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 8.607%, 10/1/31(2)	785	792
Ineos Styrolution U.S. Holding LLC 2027 0.000%, 1/29/27(2)(4)	878	865
Ineos U.S. Finance LLC Tranche B (1 month Term SOFR + 3.000%) 7.353%, 2/7/31(2)	3,995	4,023
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 8.707%, 4/2/29(2)	3,727	3,750
M2S Group Intermediate Holdings, Inc. (1 month Term SOFR + 4.750%) 9.089%, 8/25/31(2)	4,782	4,606
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 10.366%, 12/1/26(2)	4,688	4,415
Minerals Technologies, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.339%, 11/21/31(2)	3,775	3,785
Neptune Husky U.S. Bidco LLC 0.000%, 1/3/29(5)	5,082	70
	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.762%) 7.276%, 5/3/28(2)	$ 5,976	$ 3,918
Tronox Finance LLC 2024, Tranche B (4 month Term SOFR + 2.250%) 6.601%, 4/4/29(2)	4,595	4,601
		91,156

Consumer Durables—0.2%
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 2.500%) 6.857%, 5/17/28(2)	3,245	3,258
Consumer Non-Durables—0.9%
ABG Intermediate Holdings 2 LLC 2024 (1 month Term SOFR + 2.250%) 6.595%, 12/21/28(2)	3,944	3,955
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 10.107%, 10/30/29(2)	3,086	3,101
Recess Holdings, Inc. (3 month Term SOFR + 4.500%) 9.085%, 2/21/30(2)	2,414	2,434
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.271%, 8/26/31(2)	3,750	3,751
		13,241

Energy—5.5%
AL NGPL Holdings LLC (3 month Term SOFR + 2.500%) 7.090%, 4/13/28(2)	5,835	5,845
Alpha Generation LLC Tranche B (1 month Term SOFR + 2.750%) 7.107%, 9/30/31(2)	3,845	3,867
Brazos Delaware II LLC Tranche B (3 month Term SOFR + 3.500%) 8.255%, 2/11/30(2)	6,180	6,214
ChampionX Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 7.195%, 6/7/29(2)	5,949	5,957
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 3.250%) 7.579%, 8/20/31(2)	3,975	4,000
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(2)	2,195	2,212
Invenergy Thermal Operating I LLC
Tranche B (1 month Term SOFR + 3.750%) 8.060%, 8/14/29(2)	3,538	3,564
Tranche C (1 month Term SOFR + 3.750%) 8.050%, 8/3/29(2)	345	347
New Fortress Energy, Inc. (3 month Term SOFR + 5.000%) 9.585%, 10/30/28(2)	11,038	10,529
NGL Energy Operating LLC (1 month Term SOFR + 3.750%) 8.107%, 2/3/31(2)	3,528	3,534
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.329%, 7/25/31(2)	3,110	3,133

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Par Petroleum LLC Tranche B (1 month Term SOFR + 3.750%) 8.334%, 2/28/30(2)	$ 8,604	$ 8,572
Prairie ECI Acquiror LP Tranche B-3 (1 month Term SOFR + 4.250%) 8.607%, 8/1/29(2)	3,758	3,782
Rockpoint Gas Storage Partners LP Tranche B (3 month Term SOFR + 3.500%) 7.985%, 9/12/31(2)	3,365	3,384
Third Coast Infrastructure LLC (1 month Term SOFR + 4.250%) 8.607%, 9/25/30(2)	5,610	5,592
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.022%, 5/10/29(2)	4,484	4,525
Whitewater Whistler Holdings LLC (3 month Term SOFR + 1.750%) 6.125%, 2/15/30(2)	3,004	3,009
		78,066

Financials—11.7%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(2)	2,993	2,992
Aretec Group, Inc. Tranche B-3 (1 month Term SOFR + 3.600%) 8.077%, 8/9/30(2)	10,305	10,313
Asurion LLC
Tranche B-10 (1 month Term SOFR + 4.100%) 8.457%, 8/19/28(2)	1,556	1,550
Tranche B-11 (1 month Term SOFR + 4.350%) 8.707%, 8/21/28(2)	16,278	16,278
Tranche B-4 (1 month Term SOFR + 5.364%) 9.721%, 1/20/29(2)	9,796	9,432
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 9.357%, 3/12/29(2)	4,313	4,361
Blackstone Mortgage Trust, Inc. Tranche B-5 (1 month Term SOFR + 3.750%) 8.227%, 12/10/28(2)	3,775	3,789
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(2)	6,545	6,560
DRW Holdings LLC 2024 (3 month Term SOFR + 3.500%) 8.588%, 6/26/31(2)	12,005	11,995
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 4.000%) 8.262%, 9/25/31(2)	2,190	2,209
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 9.356%, 5/17/29(2)	4,868	4,868
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.607%, 6/27/29(2)	4,872	4,885
First Eagle Holdings, Inc. Tranche B-2 (3 month Term SOFR + 3.000%) 7.329%, 3/5/29(2)	6,330	6,335
FNZ Group Entities Ltd. (3 month Term SOFR + 5.000%) 9.554%, 11/5/31(2)	4,650	4,528
	Par Value	Value

Financials—continued
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 4/25/31(2)	$ 6,153	$ 6,184
Goosehead Insurance Holdings LLC Tranche B 0.000%, 12/11/31(2)(4)	1,505	1,512
Hdi Aerospace Intermediate Holding Iii Corp. Tranche B 0.000%, 9/19/31(2)(4)	3,667	3,676
HighTower Holding LLC 2024, Tranche B (3 month Term SOFR + 3.500%) 8.071%, 4/21/28(2)	5,622	5,643
Hudson River Trading LLC Tranche B-1 (1 month Term SOFR + 3.000%) 7.483%, 3/18/30(2)	7,657	7,676
Jane Street Group LLC First Lien (3 month Term SOFR + 2.000%) 6.395%, 12/10/31(2)	5,251	5,229
Jefferies Finance LLC 2024 (1 month Term SOFR + 3.000%) 7.356%, 10/21/31(2)	3,990	4,002
Nexus Buyer LLC (1 month Term SOFR + 4.000%) 8.357%, 7/31/31(2)	9,344	9,368
Osaic Holdings, Inc. Tranche B-4 (1 month Term SOFR + 3.500%) 7.857%, 8/17/28(2)	7,732	7,754
Russell Investments U.S. Institutional Holdco, Inc. 2027 PIK (3 month Term SOFR + 5.000%) 9.585%, 5/30/27(2)(6)	9,144	8,699
Starwood Property Mortgage LLC Tranche B-4 0.000%, 1/2/30(2)(4)	3,293	3,281
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.864%) 8.221%, 12/1/28(2)	5,041	5,064
VFH Parent LLC Tranche B-1 (1 month Term SOFR + 2.750%) 7.107%, 6/21/31(2)	3,343	3,349
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.147%, 2/15/27(2)	4,821	4,848
2023 (3 month Term SOFR + 5.500%) 10.147%, 2/15/27(2)	98	99
		166,479

Food / Tobacco—1.6%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.607%, 12/23/30(2)	3,292	3,316
Evergreen AcqCo 1 LP (3 month Term SOFR + 3.750%) 8.077%, 4/26/28(2)	2,021	2,023
Golden State Foods LLC Tranche B (1 month Term SOFR + 4.250%) 8.774%, 10/7/31(2)	2,630	2,651
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(2)(4)	2,195	2,206
Quirch Foods Holdings LLC (3 month Term SOFR + 5.262%) 9.637%, 10/27/27(2)	6,821	6,344

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.329%, 3/31/28(2)	$ 5,682	$ 5,726
		22,266

Food and Drug—0.5%
Primary Products Finance LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.848%, 4/1/29(2)	6,668	6,678
Forest Prod / Containers—1.3%
Domtar Corp. (1 month Term SOFR + 5.614%) 9.971%, 11/30/28(2)	3,457	3,397
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 8.221%, 4/20/28(2)	3,211	3,187
Spa Holdings 3 Oy Tranche B (3 month Term SOFR + 4.012%) 8.340%, 2/4/28(2)	5,741	5,758
Trident TPI Holdings, Inc. Tranche B-7 (3 month Term SOFR + 3.750%) 8.188%, 9/15/28(2)	3,002	3,024
Verde Purchaser LLC 0.000%, 11/30/30(2)(4)	2,514	2,519
		17,885

Gaming / Leisure—4.4%
Allwyn International a.s. Tranche B (3 month Term SOFR + 2.250%) 6.908%, 6/2/31(2)	2,995	3,016
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 7.107%, 12/13/29(2)	6,861	6,869
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.607%, 2/6/30(2)	2,570	2,569
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(2)(4)	2,825	2,830
Deluxe Entertainment Services Group, Inc. Second Lien (3 month PRIME + 8.500%) 15.000%, 12/31/24(2)(5)(7)	4,593	—
Fitness International LLC Tranche B (1 month Term SOFR + 5.350%) 9.707%, 2/12/29(2)	3,811	3,830
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(2)	1,880	1,874
Four Seasons Hotels Ltd. 2024-2, Tranche B (1 month Term SOFR + 1.750%) 6.107%, 11/30/29(2)	2,951	2,953
Fugue Finance B.V. Tranche B 0.000%, 12/5/31(2)(4)	190	192
GBT U.S. III LLC (3 month Term SOFR + 3.000%) 7.626%, 7/25/31(2)	5,710	5,732
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.000%) 7.357%, 8/27/28(2)	4,334	4,347
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(2)	5,525	5,533
	Par Value	Value

Gaming / Leisure—continued
Oravel Stays Singapore Tranche B (3 month Term SOFR + 8.000%) 12.349%, 12/20/29(2)	$ 6,330	$ 6,140
Playa Resorts Holding B.V. (1 month Term SOFR + 2.750%) 7.107%, 1/5/29(2)	9,594	9,595
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.632%, 4/14/29(2)	7,942	7,963
		63,443

Health Care—3.4%
AHP Health Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 7.107%, 8/24/28(2)	4,443	4,480
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 9.857%, 5/4/28(2)	6,314	6,482
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 6.357%, 5/9/31(2)	4,349	4,352
Insulet Corp. 2024 (1 month Term SOFR + 2.500%) 6.857%, 8/4/31(2)	3,159	3,174
LifePoint Health, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.406%, 5/16/31(2)	4,341	4,353
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 8.185%, 11/1/28(2)	6,318	4,431
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.512%) 9.026%, 9/1/28(2)	2,629	2,226
Organon & Co. (1 month Term SOFR + 2.250%) 6.620%, 5/19/31(2)	7,320	7,329
Physician Partners LLC (3 month Term SOFR + 4.150%) 8.735%, 12/22/28(2)	6,017	2,427
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 9.835%, 3/2/27(2)	5,717	5,517
Team Services Group LLC (1 month PRIME + 5.250%) 9.607%, 12/20/27(2)	4,310	4,317
		49,088

Housing—2.3%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 11/29/30(2)	2,970	2,977
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 8.840%, 5/17/28(2)	3,735	3,009
Foley Products Co. LLC (3 month Term SOFR + 4.750%) 9.079%, 12/29/28(2)	4,597	4,639
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 7.959%, 12/8/25(2)	8,371	8,185
Foundation Building Materials, Inc. 2024 (3 month Term SOFR + 4.000%) 8.585%, 1/29/31(2)	3,212	3,157

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Housing—continued
Oscar AcquisitionCo LLC Tranche B (6 month Term SOFR + 4.250%) 8.495%, 4/29/29(2)	$ 8,932	$ 8,824
Smyrna Ready Mix Concrete LLC Tranche B (1 month Term SOFR + 3.500%) 7.857%, 4/2/29(2)	2,685	2,712
		33,503

Information Technology—12.4%
Adeia, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.370%, 6/8/28(2)	6,406	6,414
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 7.829%, 2/1/31(2)	5,156	5,183
Allegro Microsystems, Inc. (1 month Term SOFR + 2.250%) 6.607%, 10/31/30(2)	4,856	4,874
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(2)	4,960	4,997
Boost Newco Borrower LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.829%, 1/31/31(2)	4,329	4,346
Caci International, Inc. Tranche B (1 month Term SOFR + 1.750%) 6.087% - 6.107%, 10/30/31(2)	2,815	2,817
Cloud Software Group, Inc.
Tranche B (2-3 month Term SOFR + 3.500%) 7.829%, 3/30/29(2)	10,472	10,495
Tranche B (2-3 month Term SOFR + 3.750%) 8.079%, 3/21/31(2)	4,015	4,024
Clover Holdings 2 LLC (3 month Term SOFR + 4.000%) 8.428%, 11/1/31(2)	4,155	4,196
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 10.351%, 10/5/28(2)	6,988	6,840
Dye & Durham Corp. Tranche B (3 month Term SOFR + 4.100%) 8.429%, 4/11/31(2)	4,019	4,057
Ensono LP First Lien (1 month Term SOFR + 4.114%) 8.471%, 5/26/28(2)	6,801	6,791
Escape Velocity Holdings, Inc. First Lien (3 month Term SOFR + 4.512%) 8.840%, 10/8/28(2)	2,254	2,247
EverCommerce Solutions, Inc. (1 month Term SOFR + 2.614%) 6.971%, 7/6/28(2)	3,498	3,520
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 7.887%, 10/9/31(2)	7,260	7,247
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.114%) 8.471%, 9/15/28(2)	7,809	7,770
Magnite, Inc. (1 month Term SOFR + 3.750%) 8.107%, 2/6/31(2)	4,368	4,417
Mcafee Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 7.370%, 3/1/29(2)	4,808	4,807
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 7.804%, 7/3/31(2)	5,148	5,170
	Par Value	Value

Information Technology—continued
MKS Instruments, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.589%, 8/17/29(2)	$ 5,351	$ 5,361
Modena Buyer LLC (1 month Term SOFR + 4.500%) 8.857%, 7/1/31(2)	4,295	4,148
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.444%, 11/17/31(2)	4,565	4,569
Open Text Corp. 2024 (1 month Term SOFR + 1.750%) 6.107%, 1/30/30(2)	4,904	4,901
Perforce Software, Inc. (1 month Term SOFR + 4.750%) 9.107%, 3/21/31(2)	3,677	3,624
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 7.347%, 5/15/28(2)	5,222	3,004
Red Planet Borrower LLC
(1 month PRIME + 5.250%) 9.607%, 10/2/28(2)	2,180	2,177
First Lien (1 month PRIME + 3.600%) 7.957%, 10/2/28(2)	5,777	5,673
Sabre GLBL, Inc.
2022, Tranche B (1 month Term SOFR + 4.350%) 8.707%, 6/30/28(2)	1,024	993
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.457%, 6/30/28(2)	6,661	6,475
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 6.357%, 5/9/31(2)	2,870	2,877
Synechron Holdings, Inc. (1 month Term SOFR + 3.750%) 8.107%, 9/26/31(2)	3,290	3,311
Thryv, Inc. (1 month Term SOFR + 6.750%) 11.107%, 5/1/29(2)	1,206	1,224
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.107%, 7/8/31(2)	4,015	4,035
Ultra Clean Holdings, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.607%, 2/28/28(2)	14,502	14,602
UST Global, Inc. (1 month Term SOFR + 3.000%) 7.447%, 11/20/28(2)	4,757	4,769
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 7.607%, 2/15/29(2)	4,533	4,560
		176,515

Manufacturing—3.2%
A-Ag U.S. Gsi Bidco, Inc. (3 month Term SOFR + 5.000%) 9.329%, 10/8/31(2)	2,195	2,209
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.500%) 7.837%, 8/19/31(2)	4,150	4,173
Barnes Group, Inc.
0.000%, 12/10/31(2)(4)	4,620	4,618
2024 (1 month Term SOFR + 2.500%) 6.857%, 9/3/30(2)	6,374	6,374
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 7.092%, 3/15/30(2)	2,960	2,968

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(2)	$ 3,030	$ 3,039
Crown Equipment Corp. Tranche B (1 month Term SOFR + 2.500%) 6.944%, 10/10/31(2)	3,220	3,236
EMRLD Borrower LP 0.000%, 8/4/31(2)(4)	3,007	3,016
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.764%, 11/4/31(2)	3,905	3,910
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.803%, 12/2/31(2)	3,775	3,759
VM Consolidated, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.607%, 3/24/28(2)	3,242	3,253
WireCo WorldGroup, Inc. 2023, Tranche B (3 month Term SOFR + 3.750%) 8.382%, 11/13/28(2)	5,844	5,435
		45,990

Media / Telecom - Broadcasting—1.2%
Sinclair Television Group, Inc.
Tranche B-2 (1 month Term SOFR + 2.614%) 6.971%, 9/30/26(2)	6,587	6,486
Tranche B-3 (1 month Term SOFR + 3.114%) 7.471%, 4/1/28(2)	5,104	4,124
United Talent Agency LLC 2024 (1 month Term SOFR + 3.750%) 8.197%, 7/7/28(2)	3,308	3,324
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(2)	3,842	3,847
		17,781

Media / Telecom - Cable/Wireless Video—4.4%
Charter Communications Operating LLC
Tranche B-4 (3 month Term SOFR + 2.000%) 6.593%, 12/7/30(2)	6,252	6,229
Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(2)	6,062	6,044
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(2)	4,343	4,325
Coral-U.S. Co-Borrower LLC Tranche B-6 (1 month Term SOFR + 3.114%) 7.512%, 10/15/29(2)	5,000	5,001
CSC Holdings LLC 2019 (3 month LIBOR + 2.500%) 7.173%, 4/15/27(2)(8)	3,211	2,958
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(2)	3,476	3,409
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 7.721%, 9/25/26(2)	4,974	4,337
Virgin Media Bristol LLC
Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(2)	11,256	11,167
Tranche Q (1 month Term SOFR + 3.364%) 7.762%, 1/31/29(2)	4,000	3,974
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Zegona Holdco Ltd. Tranche B (3 month Term SOFR + 4.250%) 9.401%, 7/17/29(2)	$ 7,092	$ 7,128
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 7.012%, 4/30/28(2)	7,787	7,745
		62,317

Media / Telecom - Diversified Media—3.7%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 9.979%, 2/10/27(2)	3,908	2,535
Banijay Entertainment SAS Tranche B (1 month Term SOFR + 3.250%) 7.781%, 3/1/28(2)	4,674	4,695
Cengage Learning, Inc. 2024 (1-3 month Term SOFR + 3.500%) 7.856% - 8.014%, 3/22/31(2)	6,119	6,144
Digital Media Solutions LLC
PIK 13.599%, 2/25/26(7)(9)(10)	789	789
PIK (1 month Term SOFR + 11.115%) 15.687%, 5/25/26(5)(11)	3,752	375
PIK (1 month Term SOFR + 8.000%) 12.609% - 13.357%, 1/16/25(2)(7)(12)	1,074	1,074
Tranche B PIK (1 month Term SOFR + 11.114%) 15.471%, 5/25/26(7)(9)(11)	1,111	727
E.W. Scripps Co. (The) Tranche B-2 (1 month Term SOFR + 2.677%) 7.034%, 5/1/26(2)	3,795	3,672
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 9.707%, 4/9/29(2)	6,774	6,655
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.329%, 8/1/31(2)	2,492	2,518
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 8.823%, 5/3/28(2)	2,224	2,224
Second Lien (1 month Term SOFR + 6.250%) 10.607%, 2/23/29(2)	2,565	2,535
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 14.508%, 10/11/29(2)	7,655	7,655
Tranche A (3 month Term SOFR + 4.850%) 9.508%, 10/11/28(2)	4,214	3,767
Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(2)	5,597	5,010
OverDrive, Inc. First Lien (1 month Term SOFR + 4.000%) 8.339%, 12/15/28(2)	2,538	2,553
		52,928

Media / Telecom - Telecommunications—5.5%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 7.432%, 7/15/25(2)(8)	1,384	1,328
2022 (3 month Term SOFR + 5.000%) 9.656%, 10/31/27(2)	13,009	10,819

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
AP Core Holdings II LLC
Tranche B-1 (1 month Term SOFR + 5.614%) 9.971%, 9/1/27(2)	$ 3,067	$ 2,994
Tranche B-2 (1 month Term SOFR + 5.614%) 10.187%, 9/1/27(2)	1,245	1,205
Cable One, Inc. Tranche B-4 0.000%, 5/3/28(2)(4)	4,000	3,919
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.857%, 9/27/29(2)	8,253	7,205
Guardian U.S. Holdco (3 month Term SOFR + 3.500%) 7.829%, 1/31/30(2)	1,229	1,231
Lorca Telecom Bidco S.A. Tranche B-4 (3 month Term SOFR + 3.500%) 7.829%, 3/25/31(2)	3,002	3,022
Lumen Technologies, Inc.
Tranche A (1 month Term SOFR + 6.000%) 10.357%, 6/1/28(2)	4,803	4,803
Tranche B-1 (1 month Term SOFR + 2.464%) 6.821%, 4/15/29(2)	3,627	3,402
Tranche B-2 (1 month Term SOFR + 2.464%) 6.821%, 4/15/30(2)	6,438	5,983
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 10.156%, 8/15/28(2)	13,644	10,912
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 7.741%, 5/11/29(2)	3,852	3,866
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 8.079%, 3/22/29(2)	17,466	17,551
		78,240

Media / Telecom - Wireless Communications—1.5%
Crown Subsea Communications Holding, Inc. 2024 (1 month Term SOFR + 4.000%) 8.573%, 1/30/31(2)	8,955	9,081
Venga Finance S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.026%, 6/28/29(2)	12,067	12,112
		21,193

Metals / Minerals—1.6%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 7.971%, 11/30/28(2)	4,564	4,552
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(2)	4,072	4,102
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.857%, 5/10/30(2)	6,392	6,368
TMS International Corp. Tranche B-6 (1-3 month Term SOFR + 3.750%) 8.107% - 8.335%, 3/2/30(2)	2,968	2,987
Trulite Holding Corp. (3 month Term SOFR + 6.000%) 10.604%, 3/1/30(2)	5,009	4,984
		22,993

	Par Value	Value

Retail—1.1%
CWGS Group LLC (1 month Term SOFR + 2.614%) 6.971%, 6/3/28(2)	$ 4,042	$ 3,953
Needle Holdings LLC (3 month Term SOFR + 9.500%) 13.829%, 4/28/28(5)	1,781	1,335
Rising Tide Holdings, Inc. 12.576%, 9/12/28(2)(7)	676	355
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 6.764%, 2/22/31(2)	6,264	6,269
Victra Holdings LLC (1 month Term SOFR + 5.250%) 9.607%, 3/31/29(2)	4,389	4,438
		16,350

Service—7.1%
Adtalem Global Education, Inc. 2024 (1 month Term SOFR + 2.750%) 7.107%, 8/12/28(2)	4,380	4,400
Altisource Solutions S.a.r.l. Tranche B PIK (3 month Term SOFR + 8.850%) 13.179%, 4/2/25(2)(13)	3,426	1,526
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(2)	9,050	9,012
American Public Education, Inc. (1 month Term SOFR + 5.614%) 9.971%, 3/29/27(2)	2,104	2,080
Apex Group Treasury Ltd.
2024 (1 month Term SOFR + 4.000%) 9.076%, 7/27/28(2)	588	593
First Lien (3 month Term SOFR + 4.178%) 8.963%, 7/27/28(2)	4,884	4,925
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 8.707%, 12/15/28(2)	5,404	5,438
Belfor Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.750%) 8.107%, 11/1/30(2)	7,920	7,999
Dayforce, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.085%, 3/3/31(2)	2,463	2,475
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.250%) 6.588%, 1/18/29(2)	3,014	3,014
Energize Holdco LLC (1 month Term SOFR + 3.614%) 7.971%, 12/8/28(2)	5,286	5,326
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 12/17/31(2)	2,255	2,261
Fugue Finance LLC Tranche B (3 month Term SOFR + 4.000%) 8.514%, 1/31/28(2)	4,835	4,873
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 6.610%, 7/3/31(2)	3,117	3,121
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 5.250%) 9.823%, 6/4/29(2)	6,709	6,718
Imagine Learning LLC 2024 (1 month Term SOFR + 3.500%) 7.857%, 12/21/29(2)	3,129	3,131

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Inmar, Inc. (1-3 month Term SOFR + 5.000%) 9.329% - 9.514%, 10/30/31(2)	$ 2,929	$ 2,933
Lakeland Tours LLC First Lien 8.000%, 9/25/27	118	9
Maximus, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.357%, 5/30/31(2)	1,837	1,838
Priority Holdings LLC Tranche B (1 month Term SOFR + 4.750%) 9.107%, 5/16/31(2)	8,330	8,333
Soliant Holdings LLC (1 month Term SOFR + 3.750%) 8.107%, 7/18/31(2)	5,270	5,217
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.107%, 2/10/29(2)	3,974	3,989
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 9.589%, 2/15/29(2)	5,631	5,657
Tidal Waste & Recycling Holdings LLC Tranche B (3 month Term SOFR + 3.500%) 7.829%, 10/24/31(2)	3,070	3,087
TransUnion Intermediate Holdings, Inc.
2024, Tranche B-8 0.000%, 6/24/31(2)(4)	928	926
Tranche B-9 0.000%, 6/24/31(2)(4)	2,400	2,395
		101,276

Transportation - Automotive—1.3%
American Axle & Manufacturing, Inc. Tranche B (1-6 month Term SOFR + 3.000%) 7.446% - 7.658%, 12/12/29(2)	5,246	5,290
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 8.471%, 4/6/28(2)	7,404	7,347
ILPEA Parent, Inc. (1 month Term SOFR + 4.003%) 8.360%, 6/22/28(2)	2,271	2,269
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 2.750%) 7.089%, 3/21/31(2)	4,085	4,100
		19,006

Transportation - Land Transportation—0.6%
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 9.085%, 12/19/30(2)	5,510	5,525
Genesee & Wyoming, Inc. Tranche B (3 month Term SOFR + 1.750%) 6.079%, 4/10/31(2)	3,092	3,083
		8,608

Transportation - Shipping—0.4%
Rand Parent LLC Tranche B (3 month Term SOFR + 3.750%) 8.079%, 3/18/30(2)	6,341	6,371
Utilities—3.9%
Calpine Corp. 0.000%, (2)	2,815	2,805
	Par Value	Value

Utilities—continued
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(4)	$ 3,845	$ 3,874
Eastern Power LLC Tranche B (1 month Term SOFR + 5.250%) 9.607%, 4/3/28(2)	5,770	5,744
Edgewater Generation LLC (1 month Term SOFR + 4.250%) 8.607%, 8/1/30(2)	2,923	2,961
EMG Utica Midstream Holdings LLC Tranche B 0.000%, 10/24/29(2)(4)	3,480	3,493
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(2)	3,402	3,420
Lackawanna Energy Center LLC
Tranche B-2 (1 month PRIME + 4.250%) 8.607%, 8/6/29(2)	4,136	4,167
Tranche C (1 month PRIME + 4.250%) 8.607%, 8/6/29(2)	906	913
Lightning Power LLC Tranche B (3 month Term SOFR + 3.250%) 7.579%, 8/18/31(2)	6,963	7,032
Talen Energy Supply LLC
2024, Tranche B (2 month Term SOFR + 2.500%) 7.023%, 12/12/31(2)	1,835	1,840
Tranche B (3 month Term SOFR + 2.500%) 7.023%, 5/17/30(2)	2,940	2,948
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 1.750%) 6.107%, 12/20/30(2)	3,326	3,329
WaterBridge Midstream Operating LLC Tranche B (3 month Term SOFR + 4.750%) 9.077%, 6/27/29(2)	13,845	13,770
		56,296

Total Leveraged Loans (Identified Cost $1,331,012)		1,313,265

	Shares
Common Stocks—1.0%
Consumer Discretionary—0.5%
Jo-Ann Stores, Inc.(7)(14)	1,192,694	746
TRU Topco Units(7)(14)	1,866	6,564
West Marine(7)(14)	44,603	95
		7,405

Energy—0.3%
Summit Midstream Corp.(14)	108,293	4,091
Financials—0.0%
Copper Property CTL Pass Through Trust(7)	17,816	214
Information Technology—0.0%
Bright Bidco(7)(14)	26,953	11
Real Estate—0.0%
Hill Street Properties(7)(14)	229,735	—

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Utilities—0.2%
Longview Intermediate Holdings LLC(7)(14)	265,938	$ 3,191
Total Common Stocks (Identified Cost $11,767)		14,912

Warrants—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(7)(14)	5,583	—
Real Estate—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(14)	23,725	15
Total Warrants (Identified Cost $—)		15

Total Long-Term Investments—98.1% (Identified Cost $1,422,215)		1,401,478

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.350%)(15)	17,153,392	17,153
Total Short-Term Investment (Identified Cost $17,153)		17,153

TOTAL INVESTMENTS—99.3% (Identified Cost $1,439,368)		$1,418,631
Other assets and liabilities, net—0.7%		10,409
NET ASSETS—100.0%		$1,429,040

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $55,915 or 3.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	Security in default; no interest payments are being received.
(6)	86% of the income received was in cash and 14% was in PIK.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	As of December 31, 2024, the Fund held investments that utilized synthetic LIBOR as a benchmark. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings. However, certain USD LIBOR settings had continued to be published under a synthetic methodology until September 30, 2024, for certain legacy contracts. At the investment’s next reset date, an alternative rate will be used in accordance with governing documents.
(9)	Security in default; interest payments are being received.
(10)	49% of the income received was in cash and 51% was in PIK.
(11)	58% of the income received was in cash and 42% was in PIK.
(12)	47% of the income received was in cash and 53% was in PIK.
(13)	72% of the income received was in cash and 28% was in PIK.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	88%
Luxembourg	4
Canada	2
Netherlands	1
Ireland	1
France	1
Cayman Islands	1
Other	2
Total	100%
† % of total investments as of December 31, 2024.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$10,097	$—	$10,097	$—
Convertible Bonds and Notes	3,965	—	3,965	—
Corporate Bonds and Notes	59,224	—	59,224	—
Leveraged Loans	1,313,265	—	1,310,320	2,945(1)
Equity Securities:
Common Stocks	14,912	4,091	—	10,821(1)
Warrants	15	—	15	—(1)
Money Market Mutual Fund	17,153	17,153	—	—
Total Investments	$1,418,631	$21,244	$1,383,621	$13,766

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $95 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Preferred Stock	Common Stocks	Rights	Warrants
Investments in Securities
Balance as of December 31, 2023:	$ 14,155	$ 9(a)	$ 1,278	$ 12,338(a)	$ 530	$ —(a)
Accrued discount/(premium)	68	68	—	—	—	—
Net realized gain (loss)	717	(1,696)	908	1,371	134	—
Net change in unrealized appreciation (depreciation)(b)	(581)	980	(1,232)	(354)	25	—
Purchases	4,150	3,596	—	—	554	—
Sales(c)	(4,838)	(12)	(954)	(2,629)	(1,243)	—
Transfers into Level 3(d)	95	—	—	95	—	—
Balance as of December 31, 2024	$ 13,766	$ 2,945(a)	$ —	$ 10,821(a)	$ —	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2024, was $(1,128).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of December 31, 2024, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2024:
Investments in Securities – Assets	Ending Balance at December 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(1)
Common Stocks:
TRU Topco Units	$6,564	Market and Company Comparables	EV Multiples	9.88x (4.56x - 17.91x)	Increase
				9.18x (4.70x - 20.73x)
			Precedent Transaction Multiples	7.08x (6.26x - 8.50x)	Increase
			Illiquidity Discount	10.00%	Increase

(1) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.2%
California—0.6%
California Municipal Finance Authority, Caritas Project Revenue, Series A 5.000%, 8/15/49	$ 150	$ 158
Colorado—9.3%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	140	155
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,080
Regional Transportation District, Sales Tax Revenue, Series A 5.000%, 1/15/28	1,000	1,040
State of Colorado, Certificates of Participation 6.000%, 12/15/39	125	147
		2,422

District of Columbia—1.7%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	415	443
Florida—5.1%
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	345	376
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	350	394
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AGM Insured) 5.750%, 9/1/54	250	276
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	275	294
		1,340

Idaho—4.2%
Idaho Housing & Finance Association, Sales Tax Revenue, Series A 5.250%, 8/15/48	1,000	1,088
Illinois—3.4%
State of Illinois, General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	800	886
Louisiana—1.5%
State of Louisiana, General Obligation, Series E 5.000%, 9/1/31	350	390
Massachusetts—2.1%
Massachusetts Bay Transportation Authority, Sales Tax Revenue,
Series A 5.000%, 7/1/41	250	281
	Par Value	Value

Massachusetts—continued
Series A 5.250%, 7/1/52	$ 235	$ 258
		539

Nevada—1.0%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	253
New Jersey—1.4%
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.000%, 6/15/36	315	355
New York—14.3%
City of New York,
General Obligation, Series B-1 5.250%, 10/1/47	500	541
General Obligation, Series D-1 5.500%, 5/1/44	1,000	1,104
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	210	227
New York City Transitional Finance Authority,
Income Tax Revenue, Series C-1 5.000%, 5/1/42	300	330
Income Tax Revenue, Series G-1 5.000%, 5/1/36	405	459
Income Tax Revenue, Series G-1 5.000%, 5/1/52	500	535
New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/44	330	358
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	160	165
		3,719

Ohio—0.4%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	110	114
Oklahoma—2.4%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	575	631
Oregon—5.0%
Port of Portland, Airport Revenue, Series 24A 5.000%, 7/1/47	1,000	1,016
State of Oregon, General Obligation, Series D 5.000%, 6/1/42	250	275
		1,291

Pennsylvania—13.4%
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	406
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Pennsylvania—continued
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/40	$1,500	$ 1,616
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/40	1,000	1,102
Toll Highway Revenue, Series B 5.250%, 12/1/52	350	378
		3,502

South Carolina—2.2%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/43	545	587
Texas—16.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	132
City of Corpus Christi, Utility System Revenue, Senior Lien 4.250%, 7/15/54	500	481
City of Fort Worth, Water & Sewer System Revenue 5.000%, 2/15/30	125	132
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	504
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	794
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	300	349
Port Authority of Houston of Harris County Texas, General Obligation, Series A (AMT) 5.000%, 10/1/36	500	516
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	200	218
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,056
		4,182

Utah—1.5%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	355	387
	Par Value	Value

Washington—8.7%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	$1,420	$ 1,430
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	228
State of Washington, General Obligation, Series A 5.000%, 8/1/38	530	599
		2,257

Wisconsin—1.0%
Public Finance Authority Revenue 4.000%, 8/1/59(2)	270	269
Total Municipal Bonds (Identified Cost $25,009)		24,813

Total Long-Term Investments—95.2% (Identified Cost $25,009)		24,813

TOTAL INVESTMENTS—95.2% (Identified Cost $25,009)		$24,813
Other assets and liabilities, net—4.8%		1,243
NET ASSETS—100.0%		$26,056

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
PSF-GTD	Permanent School Fund Guarantee Program
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At December 31, 2024, 10.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$24,813	$24,813
Total Investments	$24,813	$24,813
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.986%, 4/15/34(1)(2)	$ 2,000	$ 2,012
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 8.187%, 10/16/37(1)(2)	1,000	1,013
		3,025

Total Asset-Backed Securities (Identified Cost $2,978)		3,025

Convertible Bonds and Notes—1.1%
Communication Services—1.1%
Cable One, Inc. 1.125%, 3/15/28	5,315	4,372
Liberty Interactive LLC 4.000%, 11/15/29	1,250	387
		4,759

Total Convertible Bonds and Notes (Identified Cost $5,341)		4,759

Corporate Bonds and Notes—89.8%
Communication Services—9.3%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,990	1,613
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,134	1,013
Cable One, Inc. 144A 4.000%, 11/15/30(1)(3)	6,444	5,384
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	1,085	991
144A 7.375%, 3/1/31(1)(3)	3,941	4,018
Connect Finco S.a.r.l. 144A 9.000%, 9/15/29(1)	4,555	4,149
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,635	2,600
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	1,964	1,958
Gray Television, Inc. 144A 10.500%, 7/15/29(1)	1,215	1,215
Iliad Holding SASU 144A 8.500%, 4/15/31(1)	1,925	2,046
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	3,363	3,043
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	1,216	1,214
Sirius XM Radio LLC
144A 4.000%, 7/15/28(1)	2,875	2,649
144A 5.500%, 7/1/29(1)	410	393
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,029
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,360
Warnermedia Holdings, Inc. 4.279%, 3/15/32	2,855	2,516
	Par Value	Value

Communication Services—continued
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	$ 2,767	$ 2,493
		39,684

Consumer Discretionary—14.7%
Academy Ltd. 144A 6.000%, 11/15/27(1)	1,420	1,412
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	395
144A 5.000%, 2/15/32(1)	2,663	2,429
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	1,216	1,217
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,136
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	1,073	1,084
Carnival Corp. 144A 10.500%, 6/1/30(1)	3,825	4,085
Carvana Co. PIK 144A 13.000%, 6/1/30(1)(4)	1,912	2,099
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	348	355
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	391	395
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	336
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	1,977	2,060
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	895	826
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	1,994
144A 6.875%, 3/1/32(1)	3,917	3,933
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,856	1,601
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,413
Hilton Grand Vacations Borrower LLC 144A 6.625%, 1/15/32(1)	995	998
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,548	1,523
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	909
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	2,290	2,076
Macy’s Retail Holdings LLC
5.125%, 1/15/42	852	639
144A 6.125%, 3/15/32(1)	528	496
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,230	2,143
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	1,000	999
144A 5.875%, 2/15/27(1)	2,751	2,742
New Home Co., Inc. (The) 144A 9.250%, 10/1/29(1)	3,022	3,181
QVC, Inc.
4.450%, 2/15/25	2,121	2,107
5.450%, 8/15/34	4,288	2,643
144A 6.875%, 4/15/29(1)(3)	2,462	2,003
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	345	329
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Station Casinos LLC
144A 4.500%, 2/15/28(1)	$ 1,930	$ 1,831
144A 4.625%, 12/1/31(1)	1,720	1,541
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,906
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	4,399	4,276
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,134	1,104
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,225	1,217
		62,433

Consumer Staples—1.8%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	985	938
144A 10.750%, 6/30/32(1)	990	911
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,830	1,691
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	3,655	3,636
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	540	411
		7,587

Energy—10.3%
Ascent Resources Utica Holdings LLC
144A 9.000%, 11/1/27(1)	329	398
144A 8.250%, 12/31/28(1)	935	954
144A 6.625%, 10/15/32(1)	1,475	1,466
California Resources Corp. 144A 8.250%, 6/15/29(1)	1,908	1,935
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(1)	963	964
144A 6.375%, 6/15/26(1)	255	255
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	1,607	1,669
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	1,460	1,481
Crescent Energy Finance LLC
144A 7.625%, 4/1/32(1)	390	388
144A 7.375%, 1/15/33(1)	944	917
Energy Transfer LP 7.125%, 10/1/54	1,785	1,809
Global Partners LP 144A 8.250%, 1/15/32(1)	900	925
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	755	760
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	1,491	1,476
Nabors Industries, Inc.
144A 7.375%, 5/15/27(1)	1,605	1,603
144A 9.125%, 1/31/30(1)	1,982	2,016
New Fortress Energy, Inc.
144A 6.500%, 9/30/26(1)(3)	1,659	1,596
144A 8.750%, 3/15/29(1)	489	416
PBF Holding Co. LLC 6.000%, 2/15/28	660	633
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	2,020	2,081
	Par Value	Value

Energy—continued
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	$ 1,014	$ 1,005
Rockies Express Pipeline LLC
144A 3.600%, 5/15/25(1)	1,657	1,640
144A 4.950%, 7/15/29(1)	1,092	1,037
144A 7.500%, 7/15/38(1)	2,408	2,389
SM Energy Co. 6.625%, 1/15/27	984	983
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	992	995
Talos Production, Inc. 144A 9.000%, 2/1/29(1)	544	558
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,730	1,769
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	2,065	2,107
Transocean, Inc. 144A 8.750%, 2/15/30(1)	938	967
Valaris Ltd. 144A 8.375%, 4/30/30(1)	1,694	1,712
Venture Global LNG, Inc.
144A 9.000%(1)(5)	233	244
144A 9.500%, 2/1/29(1)	1,853	2,048
144A 7.000%, 1/15/30(1)	442	449
Vital Energy, Inc. 9.750%, 10/15/30	1,985	2,093
Welltec International ApS 144A 8.250%, 10/15/26(1)(3)	171	174
		43,912

Financials—25.3%
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	992
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	1,465	1,454
APH Somerset Investor 2 LLC 144A 7.875%, 11/1/29(1)	1,079	1,094
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	485	421
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,765	1,928
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	964
144A 11.500%, 10/1/31(1)	1,905	2,131
AthenaHealth Group, Inc. 144A 6.500%, 2/15/30(1)	825	784
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	2,028	2,070
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	702	722
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(1)	2,978	3,201
Camelot Return Merger Sub, Inc. 144A 8.750%, 8/1/28(1)	1,390	1,332
Charter Communications Operating LLC
6.650%, 2/1/34	1,595	1,642
6.484%, 10/23/45	4,488	4,241
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	880	845
Enact Holdings, Inc. 6.250%, 5/28/29	4,117	4,195

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	$ 2,940	$ 3,132
Enova International, Inc. 144A 9.125%, 8/1/29(1)	969	1,008
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(1)	1,553	1,557
144A 12.000%, 10/1/28(1)	1,411	1,535
Freedom Mortgage Holdings LLC 144A 9.250%, 2/1/29(1)	1,389	1,433
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,914
goeasy Ltd.
144A 9.250%, 12/1/28(1)	2,023	2,156
144A 7.625%, 7/1/29(1)	1,982	2,025
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,590	1,583
Hilcorp Energy I LP
144A 8.375%, 11/1/33(1)	4,656	4,753
144A 7.250%, 2/15/35(1)	1,165	1,095
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	4,210	4,300
INEOS Finance plc 144A 6.750%, 5/15/28(1)	4,005	4,045
Jefferies Finance LLC
144A 5.000%, 8/15/28(1)	1,595	1,496
144A 6.625%, 10/15/31(1)	690	689
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)(3)	1,325	1,063
Level 3 Financing, Inc.
144A 10.500%, 5/15/30(1)	1,830	1,993
144A 10.750%, 12/15/30(1)	1,836	2,048
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	1,723	1,772
Macquarie Airfinance Holdings Ltd.
144A 8.375%, 5/1/28(1)	1,006	1,054
144A 8.125%, 3/30/29(1)	1,010	1,068
Nationstar Mortgage Holdings, Inc.
144A 6.500%, 8/1/29(1)	882	880
144A 5.750%, 11/15/31(1)	1,677	1,603
144A 7.125%, 2/1/32(1)	511	517
NFE Financing LLC 144A 12.000%, 11/15/29(1)	852	895
OneMain Finance Corp. 9.000%, 1/15/29	2,717	2,881
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	1,480	1,476
144A 7.875%, 12/15/29(1)	1,175	1,231
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	1,802	1,648
144A 8.875%, 1/31/30(1)	1,981	2,052
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,025
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,085	1,107
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	1,005	1,022
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	840	855
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,742	1,733
144A 5.500%, 4/15/29(1)	5,127	4,939
	Par Value	Value

Financials—continued
UWM Holdings LLC 144A 6.625%, 2/1/30(1)	$ 620	$ 616
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,810
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	3,373	3,368
144A 9.125%, 7/15/31(1)	1,907	2,051
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,226
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,358
144A 7.750%, 4/15/32(1)	1,195	1,204
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,601	1,653
		107,885

Health Care—2.3%
DaVita, Inc.
144A 4.625%, 6/1/30(1)	460	423
144A 6.875%, 9/1/32(1)	1,975	1,990
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	995	814
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	945	1,019
144A 11.000%, 10/15/30(1)	879	965
Organon & Co. 144A 6.750%, 5/15/34(1)	2,015	2,000
Tenet Healthcare Corp.
6.125%, 10/1/28	1,675	1,672
6.125%, 6/15/30	1,043	1,035
		9,918

Industrials—10.5%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)(3)	1,993	2,003
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	3,998	4,028
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	590	599
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	2,074	2,025
Boeing Co. (The) 3.200%, 3/1/29	1,155	1,064
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	2,729	2,727
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	1,145	1,011
Cimpress plc 144A 7.375%, 9/15/32(1)	1,990	1,977
Deluxe Corp. 144A 8.125%, 9/15/29(1)	1,067	1,082
Fortress Transportation & Infrastructure Investors LLC
144A 7.875%, 12/1/30(1)	1,853	1,950
144A 7.000%, 5/1/31(1)	315	321
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	2,202	1,930
Griffon Corp. 5.750%, 3/1/28	140	137

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	$ 1,860	$ 1,907
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,475
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	720	725
Pike Corp. 144A 8.625%, 1/31/31(1)	1,975	2,083
Rand Parent LLC 144A 8.500%, 2/15/30(1)	1,433	1,441
Regal Rexnord Corp. 6.050%, 2/15/26	4,110	4,147
Spirit AeroSystems, Inc.
144A 9.375%, 11/30/29(1)	916	981
144A 9.750%, 11/15/30(1)	1,279	1,415
Summit Materials LLC 144A 6.500%, 3/15/27(1)	935	934
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,067
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,754	1,682
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	2,058	2,095
Velocity Vehicle Group LLC 144A 8.000%, 6/1/29(1)	2,076	2,159
XPO, Inc. 144A 6.250%, 6/1/28(1)	1,575	1,585
		44,550

Information Technology—3.5%
Acrisure LLC
144A 8.500%, 6/15/29(1)	475	495
144A 7.500%, 11/6/30(1)	750	772
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,929
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	3,069	3,012
144A 9.000%, 9/30/29(1)	1,940	1,970
Diebold Nixdorf, Inc. 144A 7.750%, 3/31/30(1)	1,316	1,351
Sabre GLBL, Inc.
144A 8.625%, 6/1/27(1)	816	805
144A 11.250%, 12/15/27(1)	2,340	2,519
144A 10.750%, 11/15/29(1)	367	379
Seagate HDD Cayman 8.250%, 12/15/29	1,400	1,492
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	351
		15,075

Materials—8.4%
Alcoa Nederland Holding B.V. 144A 7.125%, 3/15/31(1)	825	853
Allegheny Ludlum LLC 6.950%, 12/15/25	956	963
Celanese U.S. Holdings LLC 6.950%, 11/15/33	1,006	1,044
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	930	909
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	$ 3,121	$ 3,065
144A 7.375%, 5/1/33(1)	1,105	1,085
First Quantum Minerals Ltd.
144A 6.875%, 10/15/27(1)	990	985
144A 9.375%, 3/1/29(1)	5,030	5,322
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	390	384
Hecla Mining Co. 7.250%, 2/15/28	620	624
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	883	932
Kaiser Aluminum Corp. 144A 4.500%, 6/1/31(1)	1,155	1,018
Knife River Corp. 144A 7.750%, 5/1/31(1)	2,390	2,490
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)	2,056	1,980
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	3,123	3,135
144A 8.000%, 11/1/27(1)	1,020	1,043
144A 9.250%, 10/1/28(1)	1,983	2,081
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	309
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	857
144A 8.875%, 11/15/31(1)	2,220	2,328
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	1,135	1,040
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,974
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,586
		36,007

Real Estate—2.4%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	3,500	3,455
Global Net Lease, Inc. 144A 3.750%, 12/15/27(1)	1,120	1,022
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	4,322	4,198
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,615	1,479
		10,154

Utilities—1.3%
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	209	207
FirstEnergy Corp. 2.050%, 3/1/25	328	326
Gates Corp. 144A 6.875%, 7/1/29(1)	190	193
Lightning Power LLC 144A 7.250%, 8/15/32(1)	2,715	2,791

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(5)	$ 2	$ 2,086
		5,603

Total Corporate Bonds and Notes (Identified Cost $381,169)		382,808

Leveraged Loans—1.9%
Financials—0.7%
Asurion LLC
Tranche B-12 (1 month Term SOFR + 4.250%) 8.607%, 9/19/30(2)	985	981
Tranche B-4 (1 month Term SOFR + 5.364%) 9.721%, 1/20/29(2)	1,125	1,083
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(2)	982	985
		3,049

Food and Drug—0.2%
Walgreens Boots Alliance 0.000%, 8/7/26(2)(6)	1,000	990
Forest Prod / Containers—0.3%
Domtar Corp. (1 month Term SOFR + 5.614%) 9.971%, 11/30/28(2)	1,239	1,218
Information Technology—0.6%
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.397%, 3/27/29(2)	455	456
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.457%, 6/30/28(2)	2,091	2,033
		2,489

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(2)	466	456
Total Leveraged Loans (Identified Cost $8,022)		8,202

	Shares
Preferred Stock—0.1%
Communication Services—0.1%
LiveStyle, Inc. Series B(7)(8)(9)	3,156	316
Total Preferred Stock (Identified Cost $309)		316

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (7)(8)(9)	67,983	—
	Shares	Value

Energy—0.0%
SandRidge Energy, Inc.	159	$ 2
Financials—0.0%
Erickson, Inc.(7)(8)	2,675	—
Total Common Stocks (Identified Cost $1,492)		2

Affiliated Exchange-Traded Fund—3.0%
Financials—3.0%
Virtus Seix Senior Loan ETF(3)(10)(11)	528,855	12,656
Total Affiliated Exchange-Traded Fund (Identified Cost $12,712)		12,656

Total Long-Term Investments—96.6% (Identified Cost $412,023)		411,768

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (11)(12)	10,672,089	10,672
Total Securities Lending Collateral (Identified Cost $10,672)		10,672

TOTAL INVESTMENTS—99.1% (Identified Cost $422,695)		$422,440
Other assets and liabilities, net—0.9%		3,704
NET ASSETS—100.0%		$426,144

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $338,524 or 79.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	100% of the income received was in PIK.
(5)	No contractual maturity date.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
(6)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Non-income producing.
(9)	All or a portion of the security is restricted.
(10)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings (Unaudited)†
United States	82%
United Kingdom	4
Bermuda	3
Cayman Islands	3
Canada	3
Australia	2
Ireland	1
Other	2
Total	100%
† % of total investments as of December 31, 2024.

The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$3,025	$—	$3,025	$—
Convertible Bonds and Notes	4,759	—	4,759	—
Corporate Bonds and Notes	382,808	—	382,808	—
Leveraged Loans	8,202	—	8,202	—
Equity Securities:
Preferred Stock	316	—	—	316
Common Stocks	2	2	—	—(1)
Affiliated Exchange-Traded Fund	12,656	12,656	—	—
Securities Lending Collateral	10,672	10,672	—	—
Total Investments	$422,440	$23,330	$398,794	$316

(1)	Includes internally fair valued securities currently priced at zero ($0).
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.3%
California—1.2%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/25	$ 200	$ 201
Series A 5.000%, 6/1/27	100	103
Series A 5.000%, 6/1/28	100	105
Los Angeles Unified School District, General Obligation, Series A 5.000%, 7/1/34	1,000	1,180
		1,589

Colorado—2.7%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	610	674
Regional Transportation District,
Sales Tax Revenue, Series A 5.000%, 1/15/27	900	925
Sales Tax Revenue, Series A 5.000%, 7/15/27	1,025	1,060
State of Colorado, Certificates of Participation 6.000%, 12/15/39	755	887
		3,546

District of Columbia—0.8%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond 5.000%, 7/15/48	1,000	1,067
Florida—7.7%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	750	698
Series A 3.000%, 10/1/33	750	690
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	1,530	1,668
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,619
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,858
Tampa Bay Water,
Water Revenue, Series A 5.000%, 10/1/43	1,000	1,102
Water Revenue, Series A 5.000%, 10/1/49	1,210	1,291
		9,926

Georgia—1.2%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	1,350	1,546
	Par Value	Value

Idaho—1.9%
Idaho Housing & Finance Association,
Sales Tax Revenue 5.000%, 8/15/39	$ 1,200	$ 1,320
Sales Tax Revenue 5.000%, 8/15/40	1,000	1,095
		2,415

Illinois—8.1%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	2,600	2,634
City of Chicago Wastewater Transmission Revenue,
Second Lien, Series A (AGM Insured) 5.250%, 1/1/40	2,650	2,879
Second Lien, Series B (AGM Insured) 5.000%, 1/1/39	1,000	1,076
State of Illinois, General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	3,500	3,876
		10,465

Indiana—3.3%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,235
Louisiana—2.2%
State of Louisiana,
General Obligation, Series E 5.000%, 9/1/27	1,000	1,054
General Obligation, Series E 5.000%, 9/1/31	1,550	1,725
		2,779

Maryland—4.5%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,700
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,137
		5,837

Massachusetts—1.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue,
Series A 5.000%, 7/1/36	750	882
Series A 5.000%, 7/1/40	750	847
		1,729

Mississippi—2.5%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,169
Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	803
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

New Jersey—2.1%
New Jersey Economic Development Authority Revenue, Series QQQ 4.000%, 6/15/38	$ 1,150	$ 1,154
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.000%, 6/15/36	1,390	1,565
		2,719

New York—8.3%
City of New York,
General Obligation, Series A 5.000%, 8/1/39	1,000	1,106
General Obligation, Series A 5.000%, 8/1/40	1,000	1,099
General Obligation, Series D-1 5.500%, 5/1/46	500	548
New York City Municipal Water Finance Authority,
Water Revenue, Series AA 5.000%, 6/15/49	915	988
Water Revenue, Series EE 5.000%, 6/15/45	1,445	1,496
New York City Transitional Finance Authority,
Income Tax Revenue, Series A-1 5.000%, 11/1/40	1,000	1,117
Income Tax Revenue, Series B 5.000%, 5/1/46	1,600	1,723
Income Tax Revenue, Series G-1 5.000%, 5/1/36	1,840	2,084
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	585	602
		10,763

Ohio—6.4%
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	355	369
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,888
		8,257

Oklahoma—0.4%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	500	549
Oregon—4.5%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,044
Oregon State Lottery Revenue, Series A (MORAL OBLG Insured) 5.000%, 4/1/40	2,750	3,037
Port of Portland, Airport Revenue,
Series 24B (AMT) 5.000%, 7/1/26	750	765
	Par Value	Value

Oregon—continued
Series 24B (AMT) 5.000%, 7/1/30	$ 1,000	$ 1,023
		5,869

Pennsylvania—6.5%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	611
5.000%, 11/1/40	1,100	1,152
Pennsylvania Economic Development Financing Authority
PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	807
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/38	1,000	1,087
PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/41	2,000	2,147
Pennsylvania Turnpike Commission,
Toll Highway Revenue, First Subordinate Series 5.000%, 12/1/39	1,000	1,106
Toll Highway Revenue, Series B 5.250%, 12/1/41	1,000	1,111
Toll Highway Revenue, Series B 5.250%, 12/1/52	400	432
		8,453

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,110
Texas—13.4%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	438
Central Texas Regional Mobility Authority,
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/29	500	530
Toll Highway Revenue, Senior Lien, Series E 5.000%, 1/1/30	1,300	1,393
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,570
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,025
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,558
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,793
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	531
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,512

See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Texas—continued
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	$ 1,000	$ 1,031
		17,392

Utah—1.0%
City of Salt Lake, Airport Revenue, Series A (AMT) 5.250%, 7/1/38	1,145	1,248
Virginia—1.0%
Virginia Resources Authority, Virginia Pooled Financing Program Lease Revenue, Series A 5.000%, 11/1/33	1,100	1,262
Washington—8.9%
Energy Northwest, Columbia Generating Station Electric Revenue, Series A 5.000%, 7/1/34	5,675	5,714
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	690	732
State of Washington, General Obligation, Series A-1 5.000%, 8/1/29	5,000	5,050
		11,496

Wisconsin—2.9%
Public Finance Authority
Renown Regional Medical Center Project Revenue 5.000%, 6/1/27	300	310
Renown Regional Medical Center Project Revenue 5.000%, 6/1/28	500	523
Renown Regional Medical Center Project Revenue 5.000%, 6/1/29	700	739
Renown Regional Medical Center Project Revenue 5.000%, 6/1/30	1,000	1,066
Revenue 4.000%, 8/1/59(2)	1,085	1,082
		3,720

Total Municipal Bonds (Identified Cost $123,899)		121,944

Total Long-Term Investments—94.3% (Identified Cost $123,899)		121,944

	Shares	Value
Short-Term Investments—1.1%
Money Market Mutual Funds—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(3)	590,293	$ 590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.350%)(3)	871,179	871
Total Short-Term Investments (Identified Cost $1,461)		1,461

TOTAL INVESTMENTS—95.4% (Identified Cost $125,360)		$123,405
Other assets and liabilities, net—4.6%		5,984
NET ASSETS—100.0%		$129,389

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
MORAL OBLG	Moral Obligation Bond
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At December 31, 2024, 17.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$121,944	$—	$121,944
Money Market Mutual Funds	1,461	1,461	—
Total Investments	$123,405	$1,461	$121,944
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—34.1%
U.S. Treasury Bond 4.250%, 8/15/54	$ 12,829	$ 11,716
U.S. Treasury Notes
4.250%, 3/15/27	3,013	3,012
4.375%, 7/15/27	13,755	13,790
3.750%, 12/31/28	2,476	2,420
4.250%, 6/30/29	5,472	5,442
4.250%, 11/15/34	8,231	8,017
Total U.S. Government Securities (Identified Cost $44,971)		44,397

Mortgage-Backed Securities—37.7%
Agency—37.7%
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	795	745
Pool #G60019 4.500%, 3/1/44	305	294
Pool #Q42921 3.500%, 9/1/46	942	856
Pool #Q53881 4.500%, 1/1/48	672	640
Pool #QA3079 3.500%, 10/1/49	457	410
Pool #QA4766 3.500%, 11/1/49	789	711
Pool #QC2692 3.000%, 6/1/51	263	227
Pool #QE1985 4.500%, 5/1/52	568	537
Pool #QE2366 5.000%, 5/1/52	93	91
Pool #QE4826 4.500%, 7/1/52	120	113
Pool #QE9908 5.500%, 9/1/52	631	627
Pool #QF4847 5.500%, 12/1/52	102	101
Pool #QF8190 6.000%, 2/1/53	720	726
Pool #QF8551 5.500%, 3/1/53	400	396
Pool #QG6239 5.000%, 7/1/53	1,357	1,313
Pool #QJ5568 6.000%, 9/1/54	892	899
Pool #RA2579 3.000%, 5/1/50	3,161	2,694
Pool #RA2622 3.000%, 5/1/50	297	253
Pool #RA8188 4.500%, 11/1/52	85	80
Pool #RA8285 4.500%, 10/1/47	1,547	1,463
Pool #SD0164 3.500%, 12/1/49	903	810
Pool #SD1618 5.000%, 9/1/52	906	876
Pool #SD5272 6.000%, 5/1/54	1,442	1,463
	Par Value	Value

Agency—continued
Pool #SI2061 3.500%, 9/1/50	$ 438	$ 389
Pool #ZM5226 3.500%, 12/1/47	453	403
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	671	624
Pool #AB3878 4.000%, 11/1/41	728	678
Pool #AB5924 3.000%, 8/1/42	1,163	1,013
Pool #BL7779 1.460%, 8/1/30	1,955	1,624
Pool #BO1277 3.000%, 7/1/49	455	387
Pool #BO1345 3.500%, 8/1/49	966	867
Pool #BO1351 4.000%, 8/1/49	369	342
Pool #BT7914 5.000%, 10/1/52	1,557	1,510
Pool #BV3044 3.000%, 2/1/52	703	605
Pool #BW0044 5.000%, 7/1/52	749	724
Pool #BW3311 4.500%, 7/1/52	1,522	1,439
Pool #BY8494 5.500%, 8/1/53	930	922
Pool #CA4166 3.500%, 9/1/49	278	247
Pool #CA5122 3.000%, 2/1/50	496	428
Pool #CB0998 3.000%, 7/1/51	1,178	1,002
Pool #CB3110 2.500%, 3/1/47	821	675
Pool #CB3630 4.000%, 5/1/52	1,363	1,249
Pool #CB3875 3.500%, 6/1/47	972	863
Pool #CB4451 4.000%, 8/1/42	477	444
Pool #CB7240 6.000%, 10/1/53	622	628
Pool #FM8210 3.000%, 4/1/50	607	525
Pool #FS1443 3.500%, 4/1/52	33	29
Pool #FS2692 5.000%, 8/1/52	1,636	1,584
Pool #FS3262 4.000%, 10/1/46	1,784	1,672
Pool #FS3687 5.000%, 11/1/52	1,030	1,000
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	1,666	1,516
Pool #787186 6.000%, 10/20/53	1,323	1,347
Pool #787394 5.500%, 5/20/54	1,611	1,619
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #CR3025 5.500%, 12/20/52	$ 724	$ 725
Pool #CR9210 5.500%, 1/20/53	602	598
Pool #CS2411 6.000%, 3/20/53	111	114
Pool #CS5391 6.000%, 1/20/53	679	692
Pool #CS5448 6.000%, 1/20/53	1,005	1,024
Pool #CS7736 6.000%, 4/20/53	389	396
Pool #MA8151 4.500%, 7/20/52	1,206	1,143
Pool #MA8201 4.500%, 8/20/52	1,820	1,724
Total Mortgage-Backed Securities (Identified Cost $50,948)		49,096

Asset-Backed Securities—4.5%
Automobiles—0.4%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	475	477
Credit Card—2.5%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	790	800
2024-2, A 5.240%, 4/15/31	610	623
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/15/29	1,095	1,076
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	751
		3,250

Other—1.6%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	240
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	160	161
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	735
Verizon Master Trust 2023-7, A1A 5.670%, 11/20/29	900	918
		2,054

Total Asset-Backed Securities (Identified Cost $5,821)		5,781

Corporate Bonds and Notes—20.6%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	512	344
	Par Value	Value

Consumer Discretionary—2.8%
BMW U.S. Capital LLC 144A 1.950%, 8/12/31(1)	$ 365	$ 300
BorgWarner, Inc. 5.400%, 8/15/34(2)	274	270
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	267	225
General Motors Financial Co., Inc. 5.750%, 2/8/31	217	220
Hyundai Capital America 144A 5.700%, 6/26/30(1)	436	443
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	715	648
Tapestry, Inc. 5.500%, 3/11/35	293	285
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	675	657
Yum! Brands, Inc. 5.375%, 4/1/32	680	658
		3,706

Consumer Staples—1.4%
Kimberly-Clark Corp. 4.500%, 2/16/33	456	444
PepsiCo, Inc. 4.650%, 2/15/53	1,066	930
Philip Morris International, Inc.
4.875%, 2/13/29	233	233
5.375%, 2/15/33	244	244
		1,851

Energy—1.9%
Boardwalk Pipelines LP
4.450%, 7/15/27	159	157
3.400%, 2/15/31	227	203
BP Capital Markets America, Inc. 4.812%, 2/13/33	769	743
Enterprise Products Operating LLC 4.200%, 1/31/50	381	300
Pioneer Natural Resources Co. 1.900%, 8/15/30	670	571
Targa Resources Corp. 4.200%, 2/1/33	349	317
Williams Cos., Inc. (The) 3.500%, 10/15/51	365	249
		2,540

Financials—7.8%
AerCap Ireland Capital DAC 3.000%, 10/29/28	324	300
American Express Co. 6.338%, 10/30/26	377	382
Bank of America Corp.
2.087%, 6/14/29	378	343
2.572%, 10/20/32	574	484
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	931
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	308

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Enact Holdings, Inc. 6.250%, 5/28/29	$ 218	$ 222
Essent Group Ltd. 6.250%, 7/1/29	236	241
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	205	204
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	670	655
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	836	790
JPMorgan Chase & Co. 5.350%, 6/1/34	471	471
KeyBank N.A. 4.390%, 12/14/27	420	413
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	412	424
Morgan Stanley 1.593%, 5/4/27	703	674
NatWest Group plc 7.300% (3)	400	394
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	421	434
5.492%, 5/14/30	273	277
Radian Group, Inc. 6.200%, 5/15/29	236	242
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	405	398
U.S. Bancorp
5.384%, 1/23/30	219	221
5.678%, 1/23/35	305	308
UBS Group AG 144A 6.850% (1)(3)	364	360
Wells Fargo & Co.
3.526%, 3/24/28	494	479
3.350%, 3/2/33	274	240
		10,195

Health Care—1.6%
AbbVie, Inc. 4.250%, 11/21/49	640	520
Amgen, Inc.
5.250%, 3/2/33	489	486
5.650%, 3/2/53	285	274
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	806	755
		2,035

Industrials—3.1%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	562	574
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	385
Ferguson Enterprises, Inc. 5.000%, 10/3/34	494	472
Owens Corning 5.950%, 6/15/54	346	342
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	835	784
	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	$ 403	$ 411
2020-1, B 4.875%, 7/15/27	192	191
United Parcel Service, Inc. 5.050%, 3/3/53	642	588
Veralto Corp. 5.450%, 9/18/33	293	294
		4,041

Materials—1.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	565	555
Newmont Corp.
2.250%, 10/1/30	546	471
6.250%, 10/1/39	491	517
		1,543

Utilities—0.5%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	388	254
Southern Co. (The) Series A 3.700%, 4/30/30	390	366
		620

Total Corporate Bonds and Notes (Identified Cost $28,078)		26,875

Total Long-Term Investments—96.9% (Identified Cost $129,818)		126,149

	Shares
Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(4)(5)	276,576	277
Total Securities Lending Collateral (Identified Cost $277)		277

TOTAL INVESTMENTS—97.1% (Identified Cost $130,095)		$126,426
Other assets and liabilities, net—2.9%		3,805
NET ASSETS—100.0%		$130,231

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $6,044 or 4.6% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$44,397	$—	$44,397
Mortgage-Backed Securities	49,096	—	49,096
Asset-Backed Securities	5,781	—	5,781
Corporate Bonds and Notes	26,875	—	26,875
Securities Lending Collateral	277	277	—
Total Investments	$126,426	$277	$126,149
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—93.1%
Agency—93.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K046, A2 3.205%, 3/25/25	$ 5,975	$ 5,948
K058, A1 2.340%, 7/25/26	5,150	5,046
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 5.250%, 5/25/30(1)	11,512	11,522
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 5.226%, 8/25/29(1)	10,000	10,001
KI07, A (SOFR30A + 0.170%, Cap N/A, Floor 0.170%) 4.836%, 9/25/26(1)	4,698	4,680
KIR1, A1 2.446%, 3/25/26	1,847	1,819
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 5.266%, 1/25/31(1)	6,975	6,996
KS07, A2 2.735%, 9/25/25	2,000	1,969
KW01, A2 2.853%, 1/25/26	1,983	1,953
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.012%, 11/15/34(1)	4,391	4,333
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.062%, 3/15/41(1)	3,042	3,009
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 4.962%, 9/15/42(1)	3,980	3,908
4794, WF (SOFR30A + 0.464%) 5.319%, 3/15/43(1)	5,038	4,948
4838, VA 4.000%, 3/15/36	862	857
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 5.019%, 8/25/52(1)	7,217	7,095
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.588%, Cap 10.127%, Floor 1.588%) 6.764%, 5/1/37(1)	1,398	1,441
Pool #1Q1420 (RFUCCT1Y + 1.759%, Cap 10.583%, Floor 1.759%) 7.251%, 9/1/39(1)	951	975
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.915%, Floor 1.640%) 6.075%, 2/1/47(1)	1,595	1,641
Pool #840337 (RFUCCT1Y + 1.582%, Cap 7.676%, Floor 1.582%) 7.199%, 7/1/46(1)	716	735
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.071%, Cap 7.719%, Floor 2.071%) 7.003%, 7/1/47(1)	1,337	1,371
Pool #841083 (RFUCCT1Y + 1.645%, Cap 7.838%, Floor 1.645%) 6.763%, 5/1/49(1)	5,084	5,216
	Par Value	Value
Agency—continued
Pool #841345 (RFUCCT1Y + 1.625%, Cap 7.703%, Floor 1.625%) 6.932%, 1/1/47(1)	$ 1,397	$ 1,435
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.565%, Floor 1.750%) 6.786%, 5/1/35(1)	3,606	3,731
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.106%, Floor 1.789%) 6.902%, 5/1/34(1)	1,935	2,000
Pool #848747 (RFUCCT1Y + 1.864%, Cap 10.002%, Floor 1.864%) 7.233%, 7/1/36(1)	1,950	2,020
Pool #848796 (RFUCCT1Y + 1.798%, Cap 9.811%, Floor 1.798%) 6.797%, 5/1/37(1)	3,469	3,592
Pool #E09000 3.000%, 6/1/27	346	340
Pool #J13437 3.500%, 11/1/25	474	471
Pool #J36146 2.500%, 1/1/27	267	262
Federal National Mortgage Association
(SOFR + 0.260%) 4.630%, 11/5/27(1)	5,000	5,000
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 5.498%, 10/25/25(1)	5,785	5,785
2016-M5, A2 2.469%, 4/25/26	1,685	1,643
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.623%, Floor 2.375%) 7.014%, 9/1/37(1)	582	575
Pool #AB1006 4.500%, 5/1/25	18	18
Pool #AD0064 (RFUCCT6M + 1.547%, Cap 10.947%, Floor 1.547%) 7.088%, 1/1/35(1)	708	717
Pool #AE0544 (RFUCCT1Y + 1.742%, Cap 8.076%, Floor 1.742%) 7.025%, 11/1/40(1)	1,496	1,545
Pool #AJ6967 3.000%, 11/1/26	234	231
Pool #AL0270 (RFUCCT1Y + 1.692%, Cap 10.556%, Floor 1.692%) 6.733%, 8/1/38(1)	434	442
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.272%, Floor 1.819%) 7.376%, 6/1/41(1)	853	880
Pool #AL0960 (RFUCCT1Y + 1.685%, Cap 9.727%, Floor 1.685%) 6.954%, 7/1/37(1)	1,949	2,012
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.454%, Floor 1.752%) 7.145%, 6/1/42(1)	251	259
Pool #AL2202 (RFUCCT1Y + 1.686%, Cap 9.428%, Floor 1.686%) 6.730%, 6/1/36(1)	780	803
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 7.336%, 9/1/37(1)	681	690
Pool #AL3765 3.000%, 3/1/28	473	463
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL3794 3.000%, 6/1/28	$ 949	$ 930
Pool #AL3803 3.000%, 6/1/28	945	930
Pool #AL6516 (RFUCCT1Y + 1.751%, Cap 8.706%, Floor 1.751%) 6.611%, 4/1/40(1)	1,346	1,391
Pool #AL7477 (RFUCCT1Y + 1.797%, Cap 8.600%, Floor 1.797%) 7.161%, 12/1/40(1)	1,061	1,097
Pool #AL7812 (RFUCCT1Y + 1.731%, Cap 8.363%, Floor 1.731%) 7.083%, 11/1/40(1)	2,444	2,528
Pool #AL8796 (RFUCCT1Y + 1.834%, Cap 8.486%, Floor 1.834%) 7.358%, 9/1/41(1)	2,969	3,067
Pool #AL8827 3.000%, 2/1/29	251	246
Pool #AL8872 (RFUCCT1Y + 1.803%, Cap 8.337%, Floor 1.803%) 6.882%, 7/1/42(1)	3,686	3,801
Pool #AM7514 3.070%, 2/1/25	500	498
Pool #AN0571 3.100%, 1/1/26	3,190	3,141
Pool #AO3261 3.000%, 10/1/27	1,554	1,525
Pool #AP2717 2.500%, 10/1/27	350	341
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.864%, Floor 1.620%) 7.435%, 7/1/47(1)	1,033	1,061
Pool #BL3680 2.810%, 7/1/27	274	263
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 5.540%, 4/1/30(1)	10,000	10,019
Pool #BM1022 2.500%, 1/1/27	374	367
Pool #BM1805 (RFUCCT1Y + 1.604%, Cap 7.780%, Floor 1.604%) 7.221%, 9/1/47(1)	2,616	2,710
Pool #BM3981 (RFUCCT1Y + 1.751%, Cap 8.618%, Floor 1.751%) 7.061%, 2/1/42(1)	598	619
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.536%, Floor 1.595%) 7.139%, 10/1/48(1)	1,915	1,976
Pool #BM4557 (RFUCCT1Y + 1.765%, Cap 7.888%, Floor 1.769%) 7.000%, 5/1/45(1)	1,673	1,729
Pool #BM6134 (RFUCCT1Y + 1.587%, Cap 7.484%, Floor 1.587%) 6.557%, 9/1/47(1)	5,654	5,838
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.576%, Floor 1.618%) 2.850%, 6/1/50(1)	6,796	6,524
Pool #BM7024 (RFUCCT1Y + 1.706%, Cap 8.727%, Floor 1.706%) 6.777%, 6/1/49(1)	439	451
	Par Value	Value
Agency—continued
Pool #BM7025 (RFUCCT1Y + 1.697%, Cap 8.774%, Floor 1.697%) 6.686%, 5/1/42(1)	$ 5,844	$ 6,037
Pool #BM7189 2.915%, 10/1/25(1)	1,894	1,876
Pool #BM7473 (SOFR30A + 2.251%, Cap 10.747%, Floor 2.251%) 5.747%, 3/1/54(1)	7,319	7,373
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.872%, Floor 2.120%) 3.873%, 10/1/52(1)	6,935	6,777
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.203%, Floor 2.110%) 5.203%, 12/1/52(1)	3,474	3,478
Pool #CA1310 3.000%, 10/1/27	475	467
Pool #CB8382 (SOFR30A + 2.328%, Cap 10.143%, Floor 2.328%) 5.166%, 4/1/54(1)	11,207	11,162
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.475%, Floor 2.340%) 5.478%, 4/1/54(1)	2,054	2,055
Pool #FM6371 4.500%, 1/1/27	78	78
Pool #MA2589 3.000%, 4/1/26	148	147
Pool #MA2899 2.500%, 2/1/27	310	305
Pool #MA2924 2.500%, 3/1/27	306	300
Pool #MA3286 3.000%, 2/1/28	466	457
Pool #MA3395 3.500%, 6/1/28	455	448
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 5.183%, 7/25/35(1)	6,589	6,543
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.983%, 3/25/35(1)	2,964	2,921
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 5.103%, 5/25/35(1)	5,381	5,358
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 5.583%, 9/25/39(1)	3,444	3,461
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 5.083%, 1/25/32(1)	3,394	3,367
2013-125, CA 3.000%, 5/25/32	352	349
2013-129, KB 3.000%, 1/25/29	783	771
2016-36, BA 3.500%, 3/25/43	682	676
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.083%, 9/25/46(1)	3,275	3,232
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.083%, 5/25/39(1)	11,999	11,805

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value
Agency—continued
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.083%, 5/25/33(1)	$ 3,446	$ 3,409
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 5.133%, 10/25/35(1)	3,528	3,494
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.083%, 4/25/49(1)	6,209	6,106
2021-97, B 3.000%, 5/25/33	875	859
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.480%, 1/25/36(1)	5,189	5,164
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 5.480%, 4/25/38(1)	7,442	7,365
2019-SB66, A7H 2.390%, 6/25/39(1)	1,194	1,141
2020-SB76, A5H 1.030%, 4/25/40(1)	7,602	7,479
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.262%, 10/16/39(1)	3,208	3,212
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 5.235%, 2/20/40(1)	11,240	11,275
Pool #783018 5.200%, 10/15/29	323	325
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.508%, Floor 1.500%) 4.372%, 8/20/49(1)	3,709	3,726
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,973	4,988
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	1,173	1,177
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 5.350%, 6/25/34(1)	832	823
Pool #510076 (PRIME minus 2.650%) 5.100%, 5/25/27(1)	698	697
Pool #510083 (PRIME minus 2.650%) 5.350%, 9/25/27(1)	104	103
Pool #510219 (PRIME minus 2.650%) 5.350%, 11/25/28(1)	702	698
Pool #510228 (PRIME minus 2.500%) 5.500%, 7/25/28(1)	209	209
Pool #510241 (PRIME minus 2.600%) 5.400%, 10/25/27(1)	590	587
Pool #510254 (PRIME minus 2.600%) 5.400%, 5/25/28(1)	1,581	1,577
	Par Value	Value
Agency—continued
Pool #510256 (PRIME minus 2.600%) 5.400%, 12/25/28(1)	$ 1,992	$ 1,987
Pool #510273 (PRIME minus 2.500%) 5.500%, 11/25/28(1)	1,280	1,280
Pool #530241 (PRIME minus 2.500%) 5.500%, 10/25/32(1)	2,977	2,949
Pool #530251 (PRIME minus 2.375%) 5.625%, 4/25/32(1)	4,805	4,761
Total Mortgage-Backed Securities (Identified Cost $326,261)		326,263

Total Long-Term Investments—93.1% (Identified Cost $326,261)		326,263

Short-Term Investments—5.7%
U.S. Government Securities—5.7%
U.S. Treasury Bills
0.000%, 1/7/25(2)	5,000	4,997
0.000%, 1/28/25(2)	5,000	4,985
0.000%, 4/8/25(2)	5,000	4,944
0.000%, 7/3/25(2)	5,000	4,896
Total Short-Term Investments (Identified Cost $19,818)		19,822

TOTAL INVESTMENTS—98.8% (Identified Cost $346,079)		$346,085
Other assets and liabilities, net—1.2%		4,218
NET ASSETS—100.0%		$350,303

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$19,822	$19,822
Mortgage-Backed Securities	326,263	326,263
Total Investments	$346,085	$346,085
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)(2)	$66,882	$1,418,631	$24,813	$409,784
Investment in affiliated funds at value(3)	—	—	—	12,656
Cash	1,706	49,483	840	7,988
Receivables
Investment securities sold	—	29,374	—	12
Fund shares sold	31	4,977	174	919
Dividends and interest	586	8,709	337	7,590
Tax reclaims	—	—	—	3
Securities lending income	—(a)	—	—	50
Prepaid expenses	10	129	11	67
Other assets	10	194	4	58
Total assets	69,225	1,511,497	26,179	439,127
Liabilities
Payables
Fund shares repurchased	108	10,660	70	853
Investment securities purchased	602	69,642	—	988
Collateral on securities loaned	12	—	—	10,672
Dividend distributions	3	927	—	65
Investment advisory fees	12	399	4	77
Distribution and service fees	1	15	—(a)	7
Administration and accounting fees	8	138	4	39
Transfer agent and sub-transfer agent fees and expenses	12	332	6	131
Professional fees	28	15	28	39
Trustee deferred compensation plan	10	194	4	58
Interest expense and/or commitment fees	—(a)	44	—(a)	2
Other accrued expenses	13	91	7	52
Total liabilities	809	82,457	123	12,983
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$68,416	$1,429,040	$26,056	$426,144
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$84,224	$2,306,321	$28,452	$677,755
Accumulated earnings (loss)	(15,808)	(877,281)	(2,396)	(251,611)
Net Assets	$68,416	$1,429,040	$26,056	$426,144
Net Assets:
Class A	$5,739	$45,058	$3,558	$31,997
Class C	$—	$6,404	$—	$—
Class I	$33,605	$1,109,864	$22,498	$301,682
Class R6	$29,072	$267,714	$—	$92,465
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	621,833	5,769,308	323,282	4,148,838
Class C	—	819,470	—	—
Class I	3,640,585	142,077,767	2,045,340	38,132,095
Class R6	3,148,271	34,241,393	—	11,681,576
Net Asset Value and Redemption Price Per Share:*
Class A	$9.23	$7.81	$11.00	$7.71
Class C	$—	$7.81	$—	$—
Class I	$9.23	$7.81	$11.00	$7.91
Class R6	$9.23	$7.82	$—	$7.92

See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.59	$8.03	$11.31	$8.01
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%	3.75%
(1) Investment in securities at cost	$69,082	$1,439,368	$25,009	$409,983
(2) Market value of securities on loan	$12	$—	$—	$10,283
(3) Investment in affiliated funds at cost	$—	$—	$—	$12,712

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Investment in securities at value(1)(2)	$123,405	$126,426	$346,085
Cash	4,615	3,110	7,595
Receivables
Investment securities sold	—	—	766
Fund shares sold	311	44	284
Dividends and interest	1,590	1,121	1,258
Securities lending income	—	—(a)	—
Prepaid expenses	12	37	30
Other assets	18	18	47
Total assets	129,951	130,756	356,065
Liabilities
Payables
Fund shares repurchased	381	120	517
Investment securities purchased	—	—	4,896
Collateral on securities loaned	—	277	—
Dividend distributions	48	—	94
Investment advisory fees	23	4	39
Distribution and service fees	1	1	4
Administration and accounting fees	13	13	32
Transfer agent and sub-transfer agent fees and expenses	35	42	61
Professional fees	28	30	31
Trustee deferred compensation plan	18	18	47
Interest expense and/or commitment fees	1	1	1
Other accrued expenses	14	19	40
Total liabilities	562	525	5,762
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$129,389	$130,231	$350,303
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$139,724	$179,328	$364,630
Accumulated earnings (loss)	(10,335)	(49,097)	(14,327)
Net Assets	$129,389	$130,231	$350,303
Net Assets:
Class A	$5,881	$6,223	$21,590
Class I	$123,508	$97,792	$222,103
Class R6	$—	$26,216	$106,610
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	537,706	651,758	2,183,509
Class I	11,307,555	10,596,249	22,469,693
Class R6	—	2,841,406	10,771,585
Net Asset Value and Redemption Price Per Share:*
Class A	$10.94	$9.55	$9.89
Class I	$10.92	$9.23	$9.88
Class R6	$—	$9.23	$9.90

See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.25	$9.92	$—
Maximum Sales Charge - Class A	2.75%	3.75%	—%
(1) Investment in securities at cost	$125,360	$130,095	$346,079
(2) Market value of securities on loan	$—	$264	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2024
($ reported in thousands)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Investment Income
Dividends	$61	$3,704	$51	$495
Dividends from affiliated	—	—	—	437
Interest	2,484	134,964	1,004	26,964
Securities lending, net of fees	2	—	—	288
Total investment income	2,547	138,668	1,055	28,184
Expenses
Investment advisory fees	138	6,210	154	1,683
Distribution and service fees, Class A	15	99	6	72
Distribution and service fees, Class C	—	69	—	—
Administration and accounting fees	65	1,498	41	389
Transfer agent fees and expenses	25	621	13	163
Sub-transfer agent fees and expenses, Class A	10	36	2	42
Sub-transfer agent fees and expenses, Class C	—	7	—	—
Sub-transfer agent fees and expenses, Class I	48	1,594	24	378
Custodian fees	4	3	1	10
Printing fees and expenses	10	109	8	50
Professional fees	30	71	29	143
Interest expense and/or commitment fees	—(a)	274	—(a)	3
Registration fees	31	84	25	26
Trustees’ fees and expenses	4	132	3	32
Miscellaneous expenses	7	—	14	29
Total expenses	387	10,807	320	3,020
Less net expenses reimbursed and/or waived by investment adviser(1)	(117)	(1,533)	(136)	(651)
Net expenses	270	9,274	184	2,369
Net investment income (loss)	2,277	129,394	871	25,815
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(700)	(31,596)	(91)	(3,753)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,196)	22,163	(774)	3,837
Affiliated fund	—	—	—	(56)
Net realized and unrealized gain (loss) on investments	(2,896)	(9,433)	(865)	28
Net increase (decrease) in net assets resulting from operations	$(619)	$119,961	$6	$25,843

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2024
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Investment Income
Dividends	$279	$82	$238
Interest	3,825	6,766	15,787
Securities lending, net of fees	—	3	1
Total investment income	4,104	6,851	16,026
Expenses
Investment advisory fees	670	367	572
Distribution and service fees, Class A	16	15	47
Administration and accounting fees	145	158	300
Transfer agent fees and expenses	57	63	131
Sub-transfer agent fees and expenses, Class A	4	9	6
Sub-transfer agent fees and expenses, Class I	153	182	239
Custodian fees	1	3	2
Printing fees and expenses	17	18	46
Professional fees	44	36	176
Interest expense and/or commitment fees	1	1	2
Registration fees	30	33	35
Trustees’ fees and expenses	13	14	25
Miscellaneous expenses	24	2	48
Total expenses	1,175	901	1,629
Less net expenses reimbursed and/or waived by investment adviser(1)	(467)	(253)	(521)
Net expenses	708	648	1,108
Net investment income (loss)	3,396	6,203	14,918
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	207	(959)	53
Futures	—	—	4
Swaps	—	23	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,043)	(3,745)	632
Futures	—	—	246
Net realized and unrealized gain (loss) on investments	(1,836)	(4,681)	935
Net increase (decrease) in net assets resulting from operations	$1,560	$1,522	$15,853

(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Seix Core Bond Fund		Seix Floating Rate High Income Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$2,277	$2,171	$129,394	$152,700
Net realized gain (loss)	(700)	(3,655)	(31,596)	(30,777)
Net change in unrealized appreciation (depreciation)	(2,196)	4,334	22,163	71,283
Increase (decrease) in net assets resulting from operations	(619)	2,850	119,961	193,206
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(239)	(221)	(3,716)	(2,828)
Class C	—	—	(595)	(730)
Class I	(1,627)	(1,879)	(116,324)	(129,352)
Class R6	(410)	(72)	(19,244)	(19,794)
Total dividends and distributions to shareholders	(2,276)	(2,172)	(139,879)	(152,704)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(6)	(385)	12,333	(401)
Class C	—	—	(688)	(3,818)
Class I	(10,624)	(7,186)	(177,489)	(526,052)
Class R6	28,527	381	82,913	(69,394)
Increase (decrease) in net assets from capital transactions	17,897	(7,190)	(82,931)	(599,665)
Net increase (decrease) in net assets	15,002	(6,512)	(102,849)	(559,163)
Net Assets
Beginning of period	53,414	59,926	1,531,889	2,091,052
End of Period	$68,416	$53,414	$1,429,040	$1,531,889
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix High Grade Municipal Bond Fund		Seix High Yield Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$871	$1,229	$25,815	$15,610
Net realized gain (loss)	(91)	(1,084)	(3,753)	(13,840)
Net change in unrealized appreciation (depreciation)	(774)	2,092	3,781	27,618
Increase (decrease) in net assets resulting from operations	6	2,237	25,843	29,388
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(103)	(120)	(1,932)	(676)
Class I	(767)	(1,105)	(18,669)	(12,009)
Class R6	—	—	(4,961)	(2,860)
Total dividends and distributions to shareholders	(870)	(1,225)	(25,562)	(15,545)
Net assets from merger:
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(550)	(1,202)	21,440	(1,274)
Class I	(10,052)	(5,318)	129,002	(46,272)
Class R6	—	—	37,749	11,827
Increase (decrease) in net assets from capital transactions	(10,602)	(6,520)	188,191	(35,719)
Net increase (decrease) in net assets	(11,466)	(5,508)	188,472	(21,876)
Net Assets
Beginning of period	37,522	43,030	237,672	259,548
End of Period	$26,056	$37,522	$426,144	$237,672
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Total Return Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,396	$3,738	$6,203	$6,888
Net realized gain (loss)	207	(2,339)	(936)	(13,900)
Net change in unrealized appreciation (depreciation)	(2,043)	6,014	(3,745)	15,169
Increase (decrease) in net assets resulting from operations	1,560	7,413	1,522	8,157
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(149)	(157)	(244)	(213)
Class I	(3,271)	(3,565)	(4,723)	(4,749)
Class R6	—	—	(1,228)	(1,426)
Total dividends and distributions to shareholders	(3,420)	(3,722)	(6,195)	(6,388)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(940)	(368)	215	(1,608)
Class I	(8,787)	(21,924)	(15,480)	(37,317)
Class R6	—	—	(9,438)	(4,887)
Increase (decrease) in net assets from capital transactions	(9,727)	(22,292)	(24,703)	(43,812)
Net increase (decrease) in net assets	(11,587)	(18,601)	(29,376)	(42,043)
Net Assets
Beginning of period	140,976	159,577	159,607	201,650
End of Period	$129,389	$140,976	$130,231	$159,607
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$14,918	$14,352
Net realized gain (loss)	57	(3,466)
Net change in unrealized appreciation (depreciation)	878	6,309
Increase (decrease) in net assets resulting from operations	15,853	17,195
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(929)	(560)
Class I	(10,670)	(11,451)
Class R6	(3,317)	(2,344)
Total dividends and distributions to shareholders	(14,916)	(14,355)
Net assets from merger:
Change in Net Assets from Capital Transactions (See Note 6):
Class A	6,525	1,251
Class I	17,050	(141,905)
Class R6	64,261	(33,012)
Increase (decrease) in net assets from capital transactions	87,836	(173,666)
Net increase (decrease) in net assets	88,773	(170,826)
Net Assets
Beginning of period	261,530	432,356
End of Period	$350,303	$261,530
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Seix Core Bond Fund
Class A
1/1/24 to 12/31/24	$9.51	0.38	(0.28)	0.10	(0.38)	—	—	(0.38)	(0.28)	$9.23	1.02%	$5,739	0.64%	0.99%	4.00%	177%
1/1/23 to 12/31/23	9.40	0.34	0.11	0.45	(0.34)	—	—	(0.34)	0.11	9.51	4.86	5,908	0.64	1.02	3.59	161
1/1/22 to 12/31/22	11.20	0.21	(1.75)	(1.54)	(0.22)	—	(0.04)	(0.26)	(1.80)	9.40	(13.85)	6,240	0.66 (8)	0.95	2.13	175
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
1/1/20 to 12/31/20	10.91	0.10	0.87	0.97	(0.11)	—	(0.25)	(0.36)	0.61	11.52	8.91	10,943	0.64	0.89	0.88	221
Class I
1/1/24 to 12/31/24	$9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	(0.29)	$9.23	1.06%	$33,605	0.50%	0.69%	4.14%	177%
1/1/23 to 12/31/23	9.40	0.35	0.12	0.47	(0.35)	—	—	(0.35)	0.12	9.52	5.11	45,509	0.50	0.71	3.72	161
1/1/22 to 12/31/22	11.20	0.22	(1.75)	(1.53)	(0.23)	—	(0.04)	(0.27)	(1.80)	9.40	(13.72)	52,113	0.51 (8)	0.66	2.21	175
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
1/1/20 to 12/31/20	10.91	0.10	0.89	0.99	(0.12)	—	(0.25)	(0.37)	0.62	11.53	9.15	187,741	0.50	0.59	0.90	221
Class R6
1/1/24 to 12/31/24	$9.52	0.39	(0.28)	0.11	(0.40)	—	—	(0.40)	(0.29)	$9.23	1.20%	$29,072	0.36%	0.57%	4.15%	177%
1/1/23 to 12/31/23	9.40	0.36	0.12	0.48	(0.36)	—	—	(0.36)	0.12	9.52	5.26	1,997	0.36	0.60	3.90	161
1/1/22 to 12/31/22	11.20	0.24	(1.75)	(1.51)	(0.25)	—	(0.04)	(0.29)	(1.80)	9.40	(13.60)	1,573	0.38 (8)	0.53	2.40	175
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149
1/1/20 to 12/31/20	10.91	0.14	0.87	1.01	(0.14)	—	(0.25)	(0.39)	0.62	11.53	9.31	1,539	0.36	0.49	1.21	221

Seix Floating Rate High Income Fund
Class A
1/1/24 to 12/31/24	$7.92	0.67	(0.05)	0.62	(0.73)	—	—	(0.73)	(0.11)	$7.81	8.22%	$45,058	0.96% (9)	0.96%	8.55%	110%
1/1/23 to 12/31/23	7.74	0.69	0.18	0.87	(0.69)	—	—	(0.69)	0.18	7.92	11.65	33,242	0.96 (9)	0.99	8.76	45
1/1/22 to 12/31/22	8.23	0.38	(0.48)	(0.10)	(0.39)	—	—	(0.39)	(0.49)	7.74	(1.20)	32,916	0.97 (8)(9)(10)	0.97	4.84	57
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	0.14	8.23	5.14	42,301	0.95 (9)(10)(11)	0.95	3.35	72
1/1/20 to 12/31/20	8.40	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	8.09	0.06	35,224	0.96 (9)	0.96	3.76	68
Class C
1/1/24 to 12/31/24	$7.92	0.63	(0.05)	0.58	(0.69)	—	—	(0.69)	(0.11)	$7.81	7.60%	$6,404	1.54% (9)	1.72%	8.02%	110%
1/1/23 to 12/31/23	7.75	0.64	0.17	0.81	(0.64)	—	—	(0.64)	0.17	7.92	10.87	7,183	1.54 (9)	1.75	8.14	45
1/1/22 to 12/31/22	8.24	0.33	(0.48)	(0.15)	(0.34)	—	—	(0.34)	(0.49)	7.75	(1.77)	10,793	1.55 (8)(9)	1.73	4.22	57
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	0.15	8.24	4.65	14,303	1.54 (9)	1.73	2.74	72
1/1/20 to 12/31/20	8.40	0.25	(0.31)	(0.06)	(0.25)	—	—	(0.25)	(0.31)	8.09	(0.52)	21,841	1.54 (9)	1.68	3.19	68
Class I
1/1/24 to 12/31/24	$7.92	0.70	(0.05)	0.65	(0.76)	—	—	(0.76)	(0.11)	$7.81	8.57%	$1,109,864	0.64% (9)	0.75%	8.93%	110%
1/1/23 to 12/31/23	7.74	0.71	0.18	0.89	(0.71)	—	—	(0.71)	0.18	7.92	12.00	1,303,700	0.64 (9)	0.77	9.02	45
1/1/22 to 12/31/22	8.23	0.40	(0.48)	(0.08)	(0.41)	—	—	(0.41)	(0.49)	7.74	(0.89)	1,795,243	0.65 (8)(9)	0.75	5.09	57
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	0.14	8.23	5.47	2,102,532	0.64 (9)	0.73	3.65	72
1/1/20 to 12/31/20	8.40	0.32	(0.30)	0.02	(0.33)	—	—	(0.33)	(0.31)	8.09	0.38	1,526,917	0.64 (9)	0.75	4.10	68
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Seix Floating Rate High Income Fund (Continued)
Class R6
1/1/24 to 12/31/24	$7.92	0.71	(0.04)	0.67	(0.77)	—	—	(0.77)	(0.10)	$7.82	8.82%	$267,714	0.54% (9)	0.62%	8.97%	110%
1/1/23 to 12/31/23	7.75	0.72	0.17	0.89	(0.72)	—	—	(0.72)	0.17	7.92	11.97	187,764	0.54 (9)	0.64	9.13	45
1/1/22 to 12/31/22	8.24	0.42	(0.49)	(0.07)	(0.42)	—	—	(0.42)	(0.49)	7.75	(0.78)	252,100	0.55 (8)(9)	0.63	5.26	57
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	0.14	8.24	5.57	255,611	0.54 (9)	0.62	3.76	72
1/1/20 to 12/31/20	8.40	0.34	(0.31)	0.03	(0.33)	—	—	(0.33)	(0.30)	8.10	0.61	142,506	0.54 (9)	0.63	4.30	68

Seix High Grade Municipal Bond Fund
Class A
1/1/24 to 12/31/24	$11.31	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	$11.00	(0.07) %	$3,558	0.73%	1.14%	2.70%	44%
1/1/23 to 12/31/23	10.90	0.29	0.41	0.70	(0.29)	—	—	(0.29)	0.41	11.31	6.53	4,215	0.73	1.05	2.65	64
1/1/22 to 12/31/22	12.18	0.18	(1.24)	(1.06)	(0.18)	—	(0.04)	(0.22)	(1.28)	10.90	(8.69)	5,217	0.74 (8)	1.03	1.60	99
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	(0.24)	12.18	0.35	6,711	0.73	0.94	0.91	48
1/1/20 to 12/31/20	12.05	0.13	0.69	0.82	(0.13)	—	(0.32)	(0.45)	0.37	12.42	6.85	7,626	0.75 (12)	0.95	1.04	203
Class I
1/1/24 to 12/31/24	$11.30	0.32	(0.30)	0.02	(0.32)	—	—	(0.32)	(0.30)	$11.00	0.16%	$22,498	0.58%	1.03%	2.85%	44%
1/1/23 to 12/31/23	10.90	0.31	0.40	0.71	(0.31)	—	—	(0.31)	0.40	11.30	6.60	33,307	0.58	0.96	2.80	64
1/1/22 to 12/31/22	12.18	0.19	(1.23)	(1.04)	(0.20)	—	(0.04)	(0.24)	(1.28)	10.90	(8.56)	37,813	0.59 (8)	0.94	1.73	99
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	(0.24)	12.18	0.50	51,358	0.58	0.85	1.06	48
1/1/20 to 12/31/20	12.05	0.15	0.69	0.84	(0.15)	—	(0.32)	(0.47)	0.37	12.42	7.01	74,004	0.60 (12)	0.86	1.18	203

Seix High Yield Fund
Class A
1/1/24 to 12/31/24	$7.71	0.52	(0.01)	0.51	(0.51)	—	—	(0.51)	—	$7.71	6.85%	$31,997	0.82%	1.08%	6.73%	72%
1/1/23 to 12/31/23	7.27	0.45	0.44	0.89	(0.45)	—	—	(0.45)	0.44	7.71	12.68	10,498	0.81	1.10	6.11	74
1/1/22 to 12/31/22	8.56	0.38	(1.29)	(0.91)	(0.38)	—	—	(0.38)	(1.29)	7.27	(10.70)	11,178	0.84 (8)	1.04	4.99	66
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
1/1/20 to 12/31/20	8.19	0.37	0.40	0.77	(0.37)	—	—	(0.37)	0.40	8.59	9.86	11,608	0.82	1.05	4.54	182
Class I
1/1/24 to 12/31/24	$7.91	0.55	(0.01)	0.54	(0.54)	—	—	(0.54)	—	$7.91	7.04%	$301,682	0.64%	0.81%	6.89%	72%
1/1/23 to 12/31/23	7.46	0.48	0.45	0.93	(0.48)	—	—	(0.48)	0.45	7.91	12.87	172,351	0.63	0.78	6.28	74
1/1/22 to 12/31/22	8.78	0.40	(1.32)	(0.92)	(0.40)	—	—	(0.40)	(1.32)	7.46	(10.51)	208,171	0.65 (8)	0.77	5.12	66
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
1/1/20 to 12/31/20	8.41	0.40	0.40	0.80	(0.40)	—	—	(0.40)	0.40	8.81	9.93	362,138	0.64	0.76	4.81	182
Class R6
1/1/24 to 12/31/24	$7.91	0.55	0.01	0.56	(0.55)	—	—	(0.55)	0.01	$7.92	7.29%	$92,465	0.53%	0.68%	6.99%	72%
1/1/23 to 12/31/23	7.46	0.49	0.45	0.94	(0.49)	—	—	(0.49)	0.45	7.91	12.99	54,823	0.52	0.66	6.47	74
1/1/22 to 12/31/22	8.78	0.42	(1.33)	(0.91)	(0.41)	—	—	(0.41)	(1.32)	7.46	(10.41)	40,199	0.55 (8)	0.67	5.45	66
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93
1/1/20 to 12/31/20	8.41	0.41	0.40	0.81	(0.41)	—	—	(0.41)	0.40	8.81	10.05	11,850	0.53	0.67	4.92	182
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/24 to 12/31/24	$11.08	0.26	(0.13)	0.13	(0.27)	—	—	(0.27)	(0.14)	$10.94	1.15%	$5,881	0.67%	1.06%	2.39%	41%
1/1/23 to 12/31/23	10.79	0.25	0.29	0.54	(0.25)	—	—	(0.25)	0.29	11.08	5.04	6,902	0.66	1.03	2.28	56
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	(0.94)	10.79	(6.62)	7,086	0.69 (8)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	(0.26)	11.73	(0.04)	7,592	0.71 (12)	1.01	0.58	95
1/1/20 to 12/31/20	11.72	0.10	0.57	0.67	(0.10)	—	(0.30)	(0.40)	0.27	11.99	5.73	8,902	0.73 (12)	1.01	0.84	173
Class I
1/1/24 to 12/31/24	$11.07	0.28	(0.15)	0.13	(0.28)	—	—	(0.28)	(0.15)	$10.92	1.21%	$123,508	0.52%	0.87%	2.54%	41%
1/1/23 to 12/31/23	10.78	0.26	0.29	0.55	(0.26)	—	—	(0.26)	0.29	11.07	5.19	134,074	0.51	0.83	2.42	56
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	(0.94)	10.78	(6.49)	152,491	0.53 (8)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	(0.26)	11.72	0.11	249,172	0.56 (12)	0.80	0.73	95
1/1/20 to 12/31/20	11.70	0.12	0.58	0.70	(0.12)	—	(0.30)	(0.42)	0.28	11.98	5.98	288,699	0.58 (12)	0.82	0.98	173

Seix Total Return Bond Fund
Class A
1/1/24 to 12/31/24	$9.85	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	(0.30)	$9.55	0.88%	$6,223	0.70%	0.88%	3.98%	149%
1/1/23 to 12/31/23	9.75	0.34	0.08	0.42	(0.32)	—	—	(0.32)	0.10	9.85	4.37	6,198	0.69	0.94	3.52	167
1/1/22 to 12/31/22	11.63	0.22	(1.80)	(1.58)	(0.19)	—	(0.11)	(0.30)	(1.88)	9.75	(13.70)	7,707	0.72 (8)	0.89	2.08	169
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
1/1/20 to 12/31/20	11.03	0.15	1.05	1.20	(0.21)	—	(0.09)	(0.30)	0.90	11.93	10.91	12,879	0.70	0.87	1.27	186
Class I
1/1/24 to 12/31/24	$9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	(0.29)	$9.23	1.13%	$97,792	0.46%	0.64%	4.21%	149%
1/1/23 to 12/31/23	9.42	0.35	0.08	0.43	(0.33)	—	—	(0.33)	0.10	9.52	4.65	116,684	0.45	0.60	3.75	167
1/1/22 to 12/31/22	11.25	0.23	(1.74)	(1.51)	(0.21)	—	(0.11)	(0.32)	(1.83)	9.42	(13.57)	152,706	0.48 (8)	0.59	2.30	169
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
1/1/20 to 12/31/20	10.68	0.16	1.03	1.19	(0.24)	—	(0.09)	(0.33)	0.86	11.54	11.12	295,811	0.46	0.57	1.38	186
Class R6
1/1/24 to 12/31/24	$9.52	0.41	(0.29)	0.12	(0.41)	—	—	(0.41)	(0.29)	$9.23	1.28%	$26,216	0.31%	0.47%	4.36%	149%
1/1/23 to 12/31/23	9.42	0.37	0.07	0.44	(0.34)	—	—	(0.34)	0.10	9.52	4.81	36,725	0.30	0.48	3.92	167
1/1/22 to 12/31/22	11.24	0.24	(1.73)	(1.49)	(0.22)	—	(0.11)	(0.33)	(1.82)	9.42	(13.36)	41,237	0.32 (8)	0.46	2.35	169
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131
1/1/20 to 12/31/20	10.67	0.17	1.03	1.20	(0.25)	—	(0.09)	(0.34)	0.86	11.53	11.30	123,041	0.31	0.46	1.53	186
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/24 to 12/31/24	$9.84	0.49	0.05	0.54	(0.49)	—	—	(0.49)	0.05	$9.89	5.62%	$21,590	0.65%	0.79%	4.97%	37%
1/1/23 to 12/31/23	9.75	0.41	0.08	0.49	(0.40)	—	—	(0.40)	0.09	9.84	5.17	14,985	0.65	0.68	4.15	4
1/1/22 to 12/31/22	10.01	0.12	(0.26)	(0.14)	(0.12)	—	—	(0.12)	(0.26)	9.75	(1.39)	13,607	0.68 (8)(10)(11)	0.66	1.17	37
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (13)	— (13)	—	— (13)	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
1/1/20 to 12/31/20	10.00	0.04	0.06	0.10	(0.06)	—	—	(0.06)	0.04	10.04	0.99	33,092	0.66	0.66	0.41	54
Class I
1/1/24 to 12/31/24	$9.84	0.51	0.05	0.56	(0.52)	—	—	(0.52)	0.04	$9.88	5.77%	$222,103	0.40%	0.58%	5.21%	37%
1/1/23 to 12/31/23	9.75	0.42	0.10	0.52	(0.43)	—	—	(0.43)	0.09	9.84	5.44	204,124	0.40	0.51	4.33	4
1/1/22 to 12/31/22	10.00	0.12	(0.23)	(0.11)	(0.14)	—	—	(0.14)	(0.25)	9.75	(1.05)	343,827	0.43 (8)	0.57	1.22	37
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
1/1/20 to 12/31/20	10.00	0.08	0.04	0.12	(0.08)	—	—	(0.08)	0.04	10.04	1.25	1,090,217	0.41	0.49	0.76	54
Class R6
1/1/24 to 12/31/24	$9.85	0.53	0.05	0.58	(0.53)	—	—	(0.53)	0.05	$9.90	6.03%	$106,610	0.26%	0.47%	5.32%	37%
1/1/23 to 12/31/23	9.77	0.44	0.08	0.52	(0.44)	—	—	(0.44)	0.08	9.85	5.48	42,421	0.25	0.40	4.45	4
1/1/22 to 12/31/22	10.02	0.14	(0.23)	(0.09)	(0.16)	—	—	(0.16)	(0.25)	9.77	(0.90)	74,922	0.28 (8)	0.40	1.41	37
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52
1/1/20 to 12/31/20	10.01	0.07	0.07	0.14	(0.10)	—	—	(0.10)	0.04	10.05	1.40	87,343	0.26	0.38	0.66	54

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Ratio of total expenses excluding interest expense on borrowings for the year ended December 31, 2024 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended December 31, 2023 were 0.93% (Class A), 1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A), 1.54% (Class C), 0.64% (Class I) and 0.54% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6) and the year ended December 31, 2020 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(10)	The share class is currently under its expense limitation.
(11)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 13 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified. There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund and Seix Investment Grade Tax-Exempt Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Seix Core Bond Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Seix Floating Rate High Income Fund, Seix High Grade Municipal Bond Fund, and Seix Investment Grade Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund are not sold with a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months (except the Seix U.S. Government Securities Ultra-Short Bond Fund, which is not subject to a CDSC). No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
At December 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix Core Bond Fund	$12	$12	$ —
Seix High Yield Fund	10,283	10,283	—
Seix Total Return Bond Fund	264	264	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Seix Core Bond Fund	Money Market Mutual Fund	$12
Seix High Yield Fund	Money Market Mutual Fund	10,672
Seix Total Return Bond Fund	Money Market Mutual Fund	277
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the year ended December 31, 2024, the Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the year ended December 31, 2024, the Seix Total Return Bond Fund utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended December 31, 2024:
Statement Line Description	Primary Risk	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$—	$4
Swaps	Credit contracts	23	—
Total		$23	$4
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$—	$246
Total		$—	$246

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the year ended December 31, 2024.
Seix U.S. Government Securities Ultra-Short Bond Fund
Futures Contracts - Short Positions(1)	$(50)
(1) Average unrealized for the period.
The credit default swap contracts as disclosed on the Statement of Operations at period end serves as an indicator of the volume for the Seix Total Return Bond Fund.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Floating Rate High Income Fund	0.45
Seix High Grade Municipal Bond Fund	0.50
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A	0.50%	0.36%
Seix Floating Rate High Income Fund	0.94	1.52%	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.67	N/A	0.52	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.65(1)	N/A	0.40(1)	0.26
(1)	Effective February 23, 2024. For the period January 1, 2024 through February 22, 2024, the expense limitations were as follows for Class A shares and Class I shares, respectively: 0.66% and 0.41%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:

	Expiration
Fund	2025	2026	2027	Total
Seix Core Bond Fund
Class A	$ 21	$ 24	$ 21	$ 66
Class I	99	107	81	287
Class R6	3	4	20	27
Seix Floating Rate High Income Fund
Class A	—	8	3	11
Class C	22	19	13	54
Class I	2,228	1,846	1,362	5,436
Class R6	217	228	158	603
Seix High Grade Municipal Bond Fund
Class A	15	15	16	46
Class I	121	150	120	391
Seix High Yield Fund
Class A	26	32	74	132
Class I	329	278	456	1,063
Class R6	41	62	100	203
Seix Investment Grade Tax-Exempt Bond Fund
Class A	24	26	24	74
Class I	588	470	443	1,501
Seix Total Return Bond Fund
Class A	18	17	11	46
Class I	256	201	196	653
Class R6	74	70	46	190
Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	—	5	26	31
Class I	722	308	367	1,397
Class R6	139	78	128	345
During the year ended December 31, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class I	Class R6	Total
Seix Core Bond Fund	$—	$5	$—	$5
Seix Floating Rate High Income Fund	3	—	—	3
Seix High Yield Fund	—	—	1	1

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2024, it retained net commissions of $11 for Class A shares and CDSC of $1 and $3 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2024, the Funds incurred administration fees totaling $2,340 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2024, the Funds incurred transfer agent fees totaling $1,048 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended December 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Seix High Yield Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying fund(1) during the year ended December 31, 2024, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix High Yield Fund
Affiliated Exchange-Traded Fund—3.0%
Virtus Seix Senior Loan ETF(2)	$—	$12,712	$—	$—	$(56)	$12,656	528,855	$437	$—
Total	$—	$12,712	$—	$—	$(56)	$12,656		$437	$—

(1)	The Virtus Seix High Yield Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At December 31, 2024, the Fund was the owner of record of less than 10% of the Virtus Seix Senior Loan ETF.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2024.
I.	Trustee Fee
For the year ended December 31, 2024, the Funds incurred independent Trustee’s fees totaling $211 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2024, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$7,759	$5,903
Seix Floating Rate High Income Fund	1,564,076	1,645,361
Seix High Grade Municipal Bond Fund	13,240	23,957
Seix High Yield Fund	280,423	252,706
Seix Investment Grade Tax-Exempt Bond Fund	52,549	62,004
Seix Total Return Bond Fund	13,086	20,847
Seix U.S. Government Securities Ultra-Short Bond Fund	—	5,605
Purchases and sales of long-term U.S. government and agency securities during the year ended December 31, 2024, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$104,862	$90,639
Seix Total Return Bond Fund	202,512	222,141
Seix U.S. Government Securities Ultra-Short Bond Fund	159,578	91,661
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	144	$1,341	68	$637	2,204	$17,322	790	$6,223
Reinvestment of distributions	20	190	19	178	437	3,430	335	2,626
Shares repurchased and cross class conversions	(163)	(1,537)	(130)	(1,200)	(1,070)	(8,419)	(1,177)	(9,250)
Net Increase / (Decrease)	1	$(6)	(43)	$(385)	1,571	$12,333	(52)	$(401)
Class C
Shares sold and cross class conversions	—	$—	—	$—	217	$1,706	56	$442
Reinvestment of distributions	—	—	—	—	74	585	90	711
Shares repurchased and cross class conversions	—	—	—	—	(378)	(2,979)	(633)	(4,971)
Net Increase / (Decrease)	—	$—	—	$—	(87)	$(688)	(487)	$(3,818)
Class I
Shares sold and cross class conversions	504	$4,707	894	$8,361	38,224	$300,903	47,427	$372,167
Reinvestment of distributions	168	1,569	197	1,851	13,979	109,874	15,295	120,070
Shares repurchased and cross class conversions	(1,813)	(16,900)	(1,854)	(17,398)	(74,765)	(588,266)	(129,895)	(1,018,289)
Net Increase / (Decrease)	(1,141)	$(10,624)	(763)	$(7,186)	(22,562)	$(177,489)	(67,173)	$(526,052)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	3,145	$30,464	136	$1,279	14,803	$116,499	3,000	$23,599
Reinvestment of distributions	44	414	8	72	2,064	16,222	1,523	11,966
Shares repurchased and cross class conversions	(251)	(2,351)	(102)	(970)	(6,319)	(49,808)	(13,360)	(104,959)
Net Increase / (Decrease)	2,938	$28,527	42	$381	10,548	$82,913	(8,837)	$(69,394)

	Seix High Grade Municipal Bond Fund				Seix High Yield Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	5	$49	86	$927	692	$5,328	763	$5,695
Shares Issued-Merger	—	—	—	—	3,515	27,059	—	—
Reinvestment of distributions	9	102	11	119	238	1,836(1)	77	573
Shares repurchased and cross class conversions	(63)	(701)	(203)	(2,248)	(1,658)	(12,783)	(1,016)	(7,542)
Net Increase / (Decrease)	(49)	$(550)	(106)	$(1,202)	2,787	$21,440	(176)	$(1,274)
Class I
Shares sold and cross class conversions	318	$3,532	1,268	$13,966	8,717	$68,988	6,577	$50,008
Shares Issued-Merger	—	—	—	—	14,925	117,864	—	—
Reinvestment of distributions	67	743	81	891	2,350	18,586(1)	1,454	11,109
Shares repurchased and cross class conversions	(1,286)	(14,327)	(1,871)	(20,175)	(9,660)	(76,436)	(14,147)	(107,389)
Net Increase / (Decrease)	(901)	$(10,052)	(522)	$(5,318)	16,332	$129,002	(6,116)	$(46,272)
Class R6
Shares sold and cross class conversions	—	$—	—	$—	4,326	$34,377	2,110	$16,150
Shares Issued-Merger	—	—	—	—	1,005	7,945	—	—
Reinvestment of distributions	—	—	—	—	497	3,931(1)	329	2,513
Shares repurchased and cross class conversions	—	—	—	—	(1,077)	(8,504)	(897)	(6,836)
Net Increase / (Decrease)	—	$—	—	$—	4,751	$37,749	1,542	$11,827

	Seix Investment Grade Tax-Exempt Bond Fund				Seix Total Return Bond Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	13	$138	8	$88	162	$1,571	137	$1,327
Reinvestment of distributions	13	143	14	148	25	243	22	211
Shares repurchased and cross class conversions	(111)	(1,221)	(56)	(604)	(165)	(1,599)	(320)	(3,146)
Net Increase / (Decrease)	(85)	$(940)	(34)	$(368)	22	$215	(161)	$(1,608)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Seix Investment Grade Tax-Exempt Bond Fund				Seix Total Return Bond Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,639	$29,018	4,207	$45,569	2,346	$21,944	1,918	$18,212
Reinvestment of distributions	232	2,547	220	2,376	504	4,716	500	4,713
Shares repurchased and cross class conversions	(3,676)	(40,352)	(6,465)	(69,869)	(4,510)	(42,140)	(6,373)	(60,242)
Net Increase / (Decrease)	(805)	$(8,787)	(2,038)	$(21,924)	(1,660)	$(15,480)	(3,955)	$(37,317)
Class R6
Shares sold and cross class conversions	—	$—	—	$—	619	$5,792	784	$7,429
Reinvestment of distributions	—	—	—	—	128	1,197	151	1,420
Shares repurchased and cross class conversions	—	—	—	—	(1,765)	(16,427)	(1,455)	(13,736)
Net Increase / (Decrease)	—	$—	—	$—	(1,018)	$(9,438)	(520)	$(4,887)

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	608	$6,016	592	$5,790
Shares Issued-Merger	426	4,196	—	—
Reinvestment of distributions	95	937(1)	57	555
Shares repurchased and cross class conversions	(469)	(4,624)	(521)	(5,094)
Net Increase / (Decrease)	660	$6,525	128	$1,251
Class I
Shares sold and cross class conversions	6,707	$66,256	4,272	$41,754
Shares Issued-Merger	1,494	14,724	—	—
Reinvestment of distributions	1,029	10,161(1)	1,108	10,836
Shares repurchased and cross class conversions	(7,507)	(74,091)	(19,889)	(194,495)
Net Increase / (Decrease)	1,723	$17,050	(14,509)	$(141,905)
Class R6
Shares sold and cross class conversions	9,487	$94,113	838	$8,210
Reinvestment of distributions	138	1,367	34	334
Shares repurchased and cross class conversions	(3,159)	(31,219)	(4,239)	(41,556)
Net Increase / (Decrease)	6,466	$64,261	(3,367)	$(33,012)
(1)	Includes reinvestment of distributions of acquired funds. See Note 13 in Notes to Financial Statements.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 7. 10% Shareholders
As of December 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	56%	3
Seix Floating Rate High Income Fund	46	2
Seix High Grade Municipal Bond Fund	67	3
Seix High Yield Fund	48	2
Seix Investment Grade Tax-Exempt Bond Fund	63	3
Seix Total Return Bond Fund	55	2
Seix U.S. Government Securities Ultra-Short Bond Fund	55	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2024, the following Fund held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix High Yield Fund	Financials	29%
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at December 31, 2024:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Seix High Yield Fund	LiveStyle, Inc.	12/1/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	02/10/2016-11/30/2016	309	316	0.1

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 11. Redemption Facility
($ reported in thousands)
The Funds (other than the Seix Floating Rate High Income Fund) (“Seix Fund”) and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. The Funds Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Funds Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default.
On March 15, 2018, and as amended, the Seix Fund and one other affiliated fund entered into a $125,000 unsecured syndicated line of credit agreement (“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000. The Seix Credit Agreement allows the Seix Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. The Seix Credit Agreement expires on March 6, 2025.
Under both Credit Agreements interest is charged at the higher of a SOFR or the Fed Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Funds Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
At December 31, 2024, the Funds did not have outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 69,093	$ 68	$ (2,279)	$ (2,211)
Seix Floating Rate High Income Fund	1,426,430	36,366	(44,165)	(7,799)
Seix High Grade Municipal Bond Fund	25,009	235	(431)	(196)
Seix High Yield Fund	422,951	6,969	(7,480)	(511)
Seix Investment Grade Tax-Exempt Bond Fund	125,357	502	(2,454)	(1,952)
Seix Total Return Bond Fund	130,124	329	(4,027)	(3,698)
Seix U.S. Government Securities Ultra-Short Bond Fund	346,079	1,695	(1,689)	6
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Core Bond Fund	$8,515	$4,283
Seix Floating Rate High Income Fund	173,218	684,998
Seix High Grade Municipal Bond Fund	1,254	856
Seix High Yield Fund	49,171	202,071
Seix Investment Grade Tax-Exempt Bond Fund	2,952	5,114
Seix Total Return Bond Fund	28,995	16,114
Seix U.S. Government Securities Ultra-Short Bond Fund	9,170	5,280
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Seix Core Bond Fund	$4	$ —	$ 792	$ 12,798

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Seix Floating Rate High Income Fund	$522	$—	$4,779	$858,216
Seix High Grade Municipal Bond Fund	—	—	87	2,110
Seix High Yield Fund	200	—	—	251,242
Seix Investment Grade Tax-Exempt Bond Fund	—	3	302	8,066
Seix Total Return Bond Fund	1,293	—	1,567	45,109
Seix U.S. Government Securities Ultra-Short Bond Fund	164	—	—	14,450
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023, was as follows:
	Ordinary Income	Tax-Exempt Distributions	Total
Seix Core Bond Fund
12/31/24	$ 2,276	$ —	$2,276
12/31/23	2,172	—	2,172
Seix Floating Rate High Income Fund
12/31/24	139,879	—	139,879
12/31/23	152,704	—	152,704
Seix High Grade Municipal Bond Fund
12/31/24	1	869	870
12/31/23	1	1,224	1,225
Seix High Yield Fund
12/31/24	25,562	—	25,562
12/31/23	15,545	—	15,545
Seix Investment Grade Tax-Exempt Bond Fund
12/31/24	1	3,419	3,420
12/31/23	1	3,721	3,722
Seix Total Return Bond Fund
12/31/24	6,195	—	6,195
12/31/23	6,388	—	6,388
Seix U.S. Government Securities Ultra-Short Bond Fund
12/31/24	14,916	—	14,916
12/31/23	14,355	—	14,355
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Reorganization
($ reported in thousands)
Seix High Yield Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix High Yield Income Fund, a series of the Virtus Strategy Trust, Virtus Seix High Income Fund, a series of the Virtus Asset Trust, (the “Acquired Funds”), and the Virtus Seix High Yield Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The share transactions associated with the merger are as follows:
Acquired Funds	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Seix High Yield Income Fund		Seix High Yield
Class A	1,505	Class A	1,511	$11,633
Class C	81	Class A	82	629
Class P	182	Institutional Class	168	1,327
Administrative Class	17	Institutional Class	16	124
Institutional Class	1,881	Institutional Class	1,745	13,779

Seix High Income Fund		Seix High Yield
Class A	2,583	Class A	1,922	$14,797
Institutional Class	17,940	Institutional Class	12,996	102,634
Class R6	1,390	Class R6	1,005	7,945
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
	Net Assets	Unrealized Appreciation (Depreciation)
Acquired Funds
Seix High Yield Income Fund	$27,492	$(1,881)
Seix High Income Fund	125,376	(727)
Acquiring Fund
Seix High Yield	$248,923
The net assets of the Acquiring Fund immediately following the acquisition were $401,791.
Assuming the acquisition had been completed on January 1, 2024, the Seix High Yield Fund’s pro-forma results of operations for the period ended December 31, 2024 would have been as follows:
Net investment income (loss)	$28,532(a)
Net realized and unrealized gain (loss) on investments	(148)(b)
Net increase (decrease) in net assets resulting from operations	$28,384
(a) $25,815, as reported in the Statement of Operations, plus $2,717 net investment loss from the Acquired Funds pre-merger.
(b) $28, as reported in the Statement of Operations, plus $(176) net realized and unrealized gain (loss) on investments from Acquired Funds pre-merger.
Because the Acquired Funds and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Seix U.S. Government Securities Ultra-Short Bond Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix Ultra-Short Bond Fund, (the “Acquired Fund”), a series of the Virtus Asset Trust, and the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	426	426	$4,196
Class I Shares	1,496	1,494	14,724
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$18,920	$(21)	$259,764
The net assets of the Acquiring Fund immediately following the acquisition were $278,684.
Assuming the acquisition had been completed on January 1, 2024, the Seix U.S. Government Securities Ultra-Short Bond Fund’s pro-forma results of operations for the period ended December 31, 2024 would have been as follows:
Net investment income (loss)	$15,128(a)
Net realized and unrealized gain (loss) on investments	967(b)
Net increase (decrease) in net assets resulting from operations	$16,095
(a) $14,918, as reported in the Statement of Operations, plus $210 net investment loss from the Acquired Fund pre-merger.
(b) $935, as reported in the Statement of Operations, plus $32 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Fund Advisers, LLC (“VFA”) as the investment adviser to each Fund. As a result, also effective January 1, 2025, VFA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Funds’ subadviser or the portfolio managers managing the Funds.
Effective January 1, 2025, a new expense limitation 0.50% went into effect for Class I shares for the Virtus Seix Investment Grade Tax-Exempt Bond Fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Seix Core Bond Fund, Virtus Seix Floating Rate High
Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Total Return Bond Fund, and Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Seix Core Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Total Return Bond Fund, and Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (seven of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024 the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS ASSET TRUST
OTHER INFORMATION December 31, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 4.I.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, AND VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Fund Advisers, LLC (now known as Virtus Capital Advisers, LLC) (“VFA”) and the continuation of the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Investment Management Agreements”) among the Trust, VFA and Virtus Fixed Income Advisers, LLC, operating through its division, Seix Investment Advisors (the “Subadviser”), with respect to each of the Funds. At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Investment Management Agreement as further discussed below. The Board also authorized the appointment of Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA”, together with VFA, the “Advisers”) as adviser to the Funds replacing VFA effective January 1, 2025, and the transfer to, and assumption by, VIA of VFA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreement”) (together with the Investment Management Agreements, the “Agreements”). In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by each Adviser and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements and the approval of the Transfer and Assumption Agreement proposed in connection with a corporate reorganization of the Advisers and Subadviser to streamline and organizationally align the provision of advisory services (the “Reorganization”) would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Advisers and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports and periodic presentations from the Subadviser with respect to the Funds it manages. The Board noted the affiliation of the Subadviser with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
With respect to the consideration of the Transfer and Assumption Agreement, the Board considered Management’s discussion of the benefits to shareholders of the Reorganization and Management’s assertion that the Reorganization would not result in a change of control of the Funds’ Adviser or Subadviser or a change in the management of the Funds, including the personnel providing investment management and other services to the Funds. In considering whether to approve the renewal of the Investment Management Agreements and the Transfer and Assumption Agreement with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VFA and the Subadviser and to be provided to the Fund by VIA following the Reorganization; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of each Adviser under the Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadviser and their affiliates (i.e., ancillary benefits realized by VFA, VIA, the Subadviser or their affiliates from each applicable Adviser’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2024
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by each Adviser and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, an Adviser is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VFA and the Transfer and Assumption Agreement with VIA, the Board considered each Adviser’s process for supervising and managing the Funds’ subadviser, including (a) each Adviser’s ability to select and monitor the subadviser; (b) each Adviser’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) each Adviser’s ability and willingness to identify instances in which the subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Funds; (e) the Adviser’s supervision of the Funds’ other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Adviser’s serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VFA and the Subadviser and to be provided by VIA were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Subadviser’s investment strategies. The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VFA’s focus on the Subadviser’s performance and noted VFA’s performance in monitoring and responding to any performance issues with respect to the Funds, and VIA’s representation that it would have the same focus and process for monitoring and responding to any performance issues. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Seix Core Bond Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix Floating Rate High Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period, outperformed the median of its Performance Universe for the 3- and 10-year periods, and performed in-line with the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix High Grade Municipal Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2024
Virtus Seix High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods and underperformed its benchmark for the 10-year period.
Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 5-year periods and underperformed its benchmark for 3- and 10-year periods.
Virtus Seix Total Return Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 10-year periods and outperformed its benchmark for the 5-year period.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders and that VFA had proposed to lower the expense cap in place for Class I shares of Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board also noted that the subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Seix Core Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Seix Floating Rate High Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the first quintile of the Expense Universe.
Virtus Seix High Grade Municipal Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Seix High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
Virtus Seix Total Return Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense cap to limit the total expenses of Class I shares of Virtus Seix Investment Grade Tax-Exempt Bond Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by Adviser affiliates. In addition to the fees paid to each Adviser and its affiliates, including the Subadviser, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by each Adviser and its affiliates as well as other factors.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2024
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by each Adviser out of the fees that the respective Adviser receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by each Adviser to the Subadviser, the Board noted that, because the Subadviser is an affiliate of each Adviser, such profitability might be directly or indirectly shared by each Adviser.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VFA had agreed to implement an extension of each Fund’s expense cap through April 30, 2026, and had agreed to lower the expense cap applicable to Class I shares of Virtus Seix Investment Grade Tax-Exempt Bond Fund through April 30, 2026, which would be continued by VIA following the Reorganization. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser’s would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by each Adviser to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by each Adviser.
Other Factors
The Board considered other benefits that may be realized by each Adviser and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of the Advisers, there are no other direct benefits to the Subadviser or the Advisers in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2024
The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the year ended December 31, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	Qualified REIT Dividends	QDI	DRD	Long-Term Capital Gain Distributions ($)
Seix Core Bond Fund	0.00%	0.00%	0.00%	$ 0
Seix Floating Rate High Income Fund	0.00	0.00	0.00	0
Seix High Grade Municipal Bond Fund	0.00	0.00	0.00	0
Seix High Yield Fund	0.00	0.00	0.00	0
Seix Investment Grade Tax-Exempt Bond Fund	0.00	0.00	0.00	0
Seix Total Return Bond Fund	0.00	0.00	0.00	0
Seix U.S. Government Securities Ultra-Short Bond Fund	0.00	0.00	0.00	0
For federal income tax purposes, 100% of the income dividends paid by the Seix High Grade Municipal Bond Fund and Seix Investment Grade Tax-Exempt Bond Fund qualify as exempt-interest dividends.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8636	02-25

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST

December 31, 2024
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
1

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—1.6%
Walt Disney Co. (The)	87,513	$ 9,745
Consumer Discretionary—8.0%
Home Depot, Inc. (The)	37,479	14,579
LVMH Moet Hennessy Louis Vuitton SE Unsponsored ADR	118,776	15,523
NIKE, Inc. Class B	128,221	9,702
Starbucks Corp.	94,253	8,601
		48,405

Consumer Staples—5.7%
Church & Dwight Co., Inc.	128,452	13,450
Mondelez International, Inc. Class A	184,598	11,026
Target Corp.	73,319	9,912
		34,388

Energy—7.0%
Chevron Corp.	94,877	13,742
Expand Energy Corp.	125,856	12,529
Schlumberger N.V.	407,508	15,624
		41,895

Financials—16.2%
Aon plc Class A	33,933	12,187
Bank of America Corp.	385,623	16,948
Capital One Financial Corp.	75,275	13,423
JPMorgan Chase & Co.	71,139	17,053
KeyCorp	754,497	12,932
Raymond James Financial, Inc.	65,619	10,193
Willis Towers Watson plc	46,608	14,599
		97,335

Health Care—10.7%
Becton Dickinson & Co.	58,299	13,226
Danaher Corp.	59,092	13,564
	Shares	Value

Health Care—continued
Medtronic plc	97,546	$ 7,792
Revvity, Inc.	138,974	15,511
UnitedHealth Group, Inc.	28,341	14,337
		64,430

Industrials—20.1%
3M Co.	117,954	15,227
AMETEK, Inc.	64,785	11,678
Deere & Co.	27,785	11,772
FedEx Corp.	22,396	6,301
Fortive Corp.	136,536	10,240
GE Vernova, Inc.	31,356	10,314
Johnson Controls International plc	148,082	11,688
Knight-Swift Transportation Holdings, Inc. Class A	211,042	11,194
Parker-Hannifin Corp.	20,162	12,824
Rockwell Automation, Inc.	31,535	9,012
Xylem, Inc.	95,839	11,119
		121,369

Information Technology—11.0%
CDW Corp.	67,062	11,671
Lam Research Corp.	149,889	10,827
Marvell Technology, Inc.	81,735	9,028
Micron Technology, Inc.	124,203	10,453
Microsoft Corp.	27,797	11,716
NXP Semiconductors N.V.	60,285	12,530
		66,225

Materials—10.2%
Dow, Inc.	258,737	10,383
DuPont de Nemours, Inc.	141,979	10,826
International Paper Co.	267,156	14,378
Nucor Corp.	99,523	11,615
Vulcan Materials Co.	55,582	14,298
		61,500

	Shares	Value

Real Estate—5.4%
American Tower Corp.	51,566	$ 9,458
Equity LifeStyle Properties, Inc.	149,242	9,939
Prologis, Inc.	124,969	13,209
		32,606

Utilities—1.9%
Southern Co. (The)	140,501	11,566
Total Common Stocks (Identified Cost $553,165)		589,464

Total Long-Term Investments—97.8% (Identified Cost $553,165)		589,464

TOTAL INVESTMENTS—97.8% (Identified Cost $553,165)		$589,464
Other assets and liabilities, net—2.2%		13,337
NET ASSETS—100.0%		$602,801

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Country Weightings (Unaudited)†
United States	85%
Ireland	6
Curaçao	3
France	2
Netherlands	2
United Kingdom	2
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$589,464	$589,464
Total Investments	$589,464	$589,464
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
2

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Consumer Discretionary—8.9%
Best Buy Co., Inc.	200,000	$ 17,160
Darden Restaurants, Inc.	95,000	17,735
Levi Strauss & Co. Class A	770,000	13,321
Ross Stores, Inc.	195,000	29,498
Tapestry, Inc.	290,000	18,946
Tempur Sealy International, Inc.	475,000	26,928
Vail Resorts, Inc.	140,000	26,243
		149,831

Energy—7.9%
Diamondback Energy, Inc.	225,000	36,862
Expand Energy Corp.	330,000	32,851
Schlumberger N.V.	850,000	32,589
Valero Energy Corp.	250,000	30,648
		132,950

Financials—16.8%
Allstate Corp. (The)	190,000	36,630
Blue Owl Capital, Inc. Class A	1,100,000	25,586
Capital One Financial Corp.	190,000	33,881
Cboe Global Markets, Inc.	135,000	26,379
First Citizens BancShares, Inc. Class A	16,000	33,808
Gallagher (Arthur J.) & Co.	80,000	22,708
Hartford Financial Services Group, Inc. (The)	240,000	26,256
KeyCorp	1,400,000	23,996
Raymond James Financial, Inc.	165,000	25,630
Willis Towers Watson plc	85,000	26,625
		281,499

Health Care—2.1%
Revvity, Inc.	320,000	35,715
Industrials—23.1%
3M Co.	175,000	22,591
Dover Corp.	150,000	28,140
Equifax, Inc.	95,000	24,211
	Shares	Value

Industrials—continued
GE Vernova, Inc.	80,000	$ 26,314
Hexcel Corp.	560,000	35,112
Hubbell, Inc. Class B	60,000	25,133
IDEX Corp.	120,000	25,115
Johnson Controls International plc	215,000	16,970
Knight-Swift Transportation Holdings, Inc. Class A	580,000	30,763
nVent Electric plc	400,000	27,264
Owens Corning	100,000	17,032
Regal Rexnord Corp.	165,000	25,597
Rockwell Automation, Inc.	90,000	25,721
Vertiv Holdings Co. Class A	220,000	24,994
Xylem, Inc.	270,000	31,325
		386,282

Information Technology—19.2%
Amkor Technology, Inc.	1,060,000	27,232
Cognex Corp.	640,000	22,950
Dell Technologies, Inc. Class C	185,000	21,319
Hewlett Packard Enterprise Co.	1,450,000	30,958
Marvell Technology, Inc.	550,000	60,748
MKS Instruments, Inc.	270,000	28,185
NXP Semiconductors N.V.	165,000	34,295
Power Integrations, Inc.	375,000	23,138
Roper Technologies, Inc.	60,000	31,191
TD SYNNEX Corp.	190,000	22,283
TE Connectivity plc	130,000	18,586
		320,885

Materials—9.5%
Dow, Inc.	525,000	21,068
DuPont de Nemours, Inc.	330,000	25,163
International Paper Co.	470,000	25,295
Nucor Corp.	190,000	22,175
PPG Industries, Inc.	280,000	33,446
Vulcan Materials Co.	125,000	32,154
		159,301

	Shares	Value

Real Estate—7.0%
American Homes 4 Rent Class A	830,000	$ 31,058
EastGroup Properties, Inc.	175,000	28,086
Extra Space Storage, Inc.	145,000	21,692
Mid-America Apartment Communities, Inc.	235,000	36,324
		117,160

Utilities—3.9%
Entergy Corp.	390,000	29,570
PG&E Corp.	1,800,000	36,324
		65,894

Total Common Stocks (Identified Cost $1,516,119)		1,649,517

Total Long-Term Investments—98.4% (Identified Cost $1,516,119)		1,649,517

TOTAL INVESTMENTS—98.4% (Identified Cost $1,516,119)		$1,649,517
Other assets and liabilities, net—1.6%		26,892
NET ASSETS—100.0%		$1,676,409

Abbreviation:
PLC	Public Limited Company

Country Weightings (Unaudited)†
United States	91%
Ireland	5
Netherlands	2
Curaçao	2
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,649,517	$1,649,517
Total Investments	$1,649,517	$1,649,517
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
3

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—2.2%
Cogent Communications Holdings, Inc.	18,600	$ 1,433
John Wiley & Sons, Inc. Class A	21,000	918
		2,351

Consumer Discretionary—6.9%
Autoliv, Inc.	17,350	1,627
BRP, Inc.	30,542	1,554
Levi Strauss & Co. Class A	48,850	845
Oxford Industries, Inc.	12,350	973
Signet Jewelers Ltd.	9,950	803
Vail Resorts, Inc.	9,300	1,743
		7,545

Consumer Staples—2.3%
Flowers Foods, Inc.	55,150	1,139
Reynolds Consumer Products, Inc.	51,231	1,383
		2,522

Energy—8.7%
Cactus, Inc. Class A	19,900	1,161
Chord Energy Corp.	11,450	1,339
Matador Resources Co.	36,200	2,037
NOV, Inc.	76,200	1,113
Patterson-UTI Energy, Inc.	147,700	1,220
Range Resources Corp.	52,500	1,889
Scorpio Tankers, Inc.	13,350	663
		9,422

Financials—28.2%
Atlantic Union Bankshares Corp.	35,400	1,341
Axis Capital Holdings Ltd.	15,850	1,405
Columbia Banking System, Inc.	52,000	1,405
Cullen/Frost Bankers, Inc.	12,400	1,665
Evercore, Inc. Class A	3,950	1,095
First American Financial Corp.	19,400	1,211
First Merchants Corp.	23,800	949
FNB Corp.	107,450	1,588
Glacier Bancorp, Inc.	31,250	1,569
Kemper Corp.	16,750	1,113
NBT Bancorp, Inc.	33,500	1,600
Perella Weinberg Partners Class A	39,058	931
Pinnacle Financial Partners, Inc.	14,350	1,641
PROG Holdings, Inc.	27,550	1,164
Prosperity Bancshares, Inc.	20,850	1,571
Redwood Trust, Inc.	136,600	892
	Shares	Value

Financials—continued
Seacoast Banking Corp. of Florida	56,410	$ 1,553
Selective Insurance Group, Inc.	11,950	1,118
ServisFirst Bancshares, Inc.	15,200	1,288
SouthState Corp.	15,450	1,537
UMB Financial Corp.	13,900	1,569
Walker & Dunlop, Inc.	9,500	923
Wintrust Financial Corp.	12,950	1,615
		30,743

Health Care—2.4%
Bruker Corp.	26,250	1,539
Concentra Group Holdings Parent, Inc.	24,289	481
Select Medical Holdings Corp.	30,100	567
		2,587

Industrials—18.7%
BWX Technologies, Inc.	9,500	1,058
ESCO Technologies, Inc.	8,550	1,139
Fortune Brands Innovations, Inc.	19,550	1,336
Helios Technologies, Inc.	24,100	1,076
Herc Holdings, Inc.	4,200	795
Hexcel Corp.	34,250	2,147
Huntington Ingalls Industries, Inc.	6,750	1,276
MSC Industrial Direct Co., Inc. Class A	20,650	1,542
nVent Electric plc	25,350	1,728
Robert Half, Inc.	13,750	969
Schneider National, Inc. Class B	41,800	1,224
Simpson Manufacturing Co., Inc.	7,100	1,177
Timken Co. (The)	22,950	1,638
Valmont Industries, Inc.	5,200	1,595
WESCO International, Inc.	9,200	1,665
		20,365

Information Technology—10.3%
Amkor Technology, Inc.	66,650	1,712
Belden, Inc.	12,550	1,413
Kulicke & Soffa Industries, Inc.	37,700	1,759
Littelfuse, Inc.	7,350	1,732
MKS Instruments, Inc.	16,100	1,681
Power Integrations, Inc.	18,600	1,148
TD SYNNEX Corp.	15,200	1,783
		11,228

	Shares	Value

Materials—7.5%
Ashland, Inc.	16,150	$ 1,154
Avient Corp.	35,100	1,434
Element Solutions, Inc.	68,400	1,739
Louisiana-Pacific Corp.	8,050	834
Materion Corp.	17,000	1,681
Quaker Chemical Corp.	9,250	1,302
		8,144

Real Estate—8.8%
Agree Realty Corp.	15,850	1,117
Brixmor Property Group, Inc.	58,100	1,617
Camden Property Trust	13,750	1,596
Colliers International Group, Inc.	7,650	1,040
NNN REIT, Inc.	29,850	1,219
PotlatchDeltic Corp.	35,200	1,382
STAG Industrial, Inc.	46,950	1,588
		9,559

Utilities—3.4%
IDACORP, Inc.	17,450	1,907
OGE Energy Corp.	43,900	1,811
		3,718

Total Common Stocks (Identified Cost $99,029)		108,184

Total Long-Term Investments—99.4% (Identified Cost $99,029)		108,184

TOTAL INVESTMENTS—99.4% (Identified Cost $99,029)		$108,184
Other assets and liabilities, net—0.6%		691
NET ASSETS—100.0%		$108,875

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Country Weightings (Unaudited)†
United States	93%
Canada	2
Bermuda	2
Ireland	2
Marshall Islands	1
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
4

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$108,184	$108,184
Total Investments	$108,184	$108,184
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements
5

SGA International Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—1.9%
Germany—1.9%
Sartorius AG, 0.320%	32,090	$ 7,154
Total Preferred Stock (Identified Cost $10,265)		7,154

Common Stocks—95.4%
Brazil—2.5%
MercadoLibre, Inc.(1)	5,564	9,461
Canada—8.0%
Canadian Pacific Kansas City Ltd.	204,047	14,767
Shopify, Inc. Class A(1)	70,620	7,509
Waste Connections, Inc.	43,623	7,485
		29,761

China—5.0%
AIA Group Ltd. (Hong Kong)	1,559,652	11,306
Yum China Holdings, Inc.	150,189	7,236
		18,542

Denmark—4.5%
Novo Nordisk A/S Sponsored ADR	194,080	16,695
France—7.4%
Dassault Systemes SE	260,286	9,032
L’Oreal S.A.	31,773	11,251
LVMH Moet Hennessy Louis Vuitton SE	10,949	7,208
		27,491

Germany—3.0%
SAP SE Sponsored ADR(2)	44,668	10,998
India—7.5%
HDFC Bank Ltd. ADR	233,355	14,902
Infosys Ltd. Sponsored ADR(2)	594,029	13,021
		27,923

Ireland—5.6%
Experian plc	260,770	11,247
ICON plc ADR(1)	44,654	9,364
		20,611

Japan—4.1%
Recruit Holdings Co., Ltd.	108,230	7,540
	Shares	Value

Japan—continued
Sysmex Corp.	420,482	$ 7,710
		15,250

Mexico—5.3%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	127,298	10,882
Wal-Mart de Mexico SAB de C.V.	3,299,295	8,684
		19,566

Netherlands—7.5%
Adyen N.V.(1)	5,076	7,556
Heineken N.V.	100,440	7,148
Universal Music Group N.V.	513,875	13,158
		27,862

Switzerland—10.1%
Alcon AG	176,587	14,991
Galderma Group AG(1)	66,389	7,362
Nestle S.A. Registered Shares	70,956	5,854
Sika AG Registered Shares	39,326	9,351
		37,558

Taiwan—3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	65,581	12,951
United Kingdom—14.4%
Aon plc Class A	50,367	18,090
Haleon plc	2,386,317	11,275
Linde plc	22,367	9,364
Sage Group plc (The)	924,566	14,734
		53,463

United States—7.0%
Atlassian Corp. Class A(1)	29,447	7,167
STERIS plc	91,253	18,758
		25,925

Total Common Stocks (Identified Cost $347,136)		354,057

Total Long-Term Investments—97.3% (Identified Cost $357,401)		361,211

	Shares	Value

Securities Lending Collateral—4.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (3)(4)	15,142,381	$ 15,142
Total Securities Lending Collateral—4.1% (Identified Cost $15,142)		15,142

TOTAL INVESTMENTS—101.4% (Identified Cost $372,543)		$376,353
Other assets and liabilities, net—(1.4)%		(5,176)
NET ASSETS—100.0%		$371,177

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United Kingdom	14%
United States	11
Switzerland	10
Canada	8
India	7
Netherlands	7
France	7
Other	36
Total	100%
† % of total investments as of December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
6

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$7,154	$7,154
Common Stocks	354,057	354,057
Securities Lending Collateral	15,142	15,142
Total Investments	$376,353	$376,353
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Financial Statements
7

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—13.4%
Alphabet, Inc. Class A	38,494	$ 7,287
Alphabet, Inc. Class C	33,408	6,362
Meta Platforms, Inc. Class A	16,495	9,658
Netflix, Inc.(1)	4,039	3,600
Snap, Inc. Class A(1)	8,108	87
Trade Desk, Inc. (The) Class A(1)	7,533	886
		27,880

Consumer Discretionary—15.2%
Amazon.com, Inc.(1)	69,075	15,154
Booking Holdings, Inc.	587	2,917
Chipotle Mexican Grill, Inc. Class A(1)	34,598	2,086
DraftKings, Inc. Class A(1)	30,030	1,117
Las Vegas Sands Corp.	15,813	812
Lululemon Athletica, Inc.(1)	2,025	775
MercadoLibre, Inc.(1)	690	1,173
O’Reilly Automotive, Inc.(1)	1,503	1,782
Royal Caribbean Cruises Ltd.	13,176	3,040
TJX Cos., Inc. (The)	22,769	2,751
		31,607

Consumer Staples—2.5%
Colgate-Palmolive Co.	7,229	657
Costco Wholesale Corp.	4,989	4,571
		5,228

Financials—7.2%
American Express Co.	8,084	2,399
Mastercard, Inc. Class A	8,117	4,274
S&P Global, Inc.	4,780	2,381
Visa, Inc. Class A	14,832	4,687
Wells Fargo & Co.	16,238	1,141
		14,882

	Shares	Value

Health Care—8.9%
Bristol-Myers Squibb Co.	17,506	$ 990
Eli Lilly & Co.	10,675	8,241
Exact Sciences Corp.(1)	8,905	500
Insulet Corp.(1)	1,983	518
Intuitive Surgical, Inc.(1)	6,548	3,418
Mettler-Toledo International, Inc.(1)	247	302
Natera, Inc.(1)	8,281	1,311
Thermo Fisher Scientific, Inc.	1,714	892
UnitedHealth Group, Inc.	4,391	2,221
		18,393

Industrials—4.4%
Deere & Co.	2,476	1,049
Eaton Corp. plc	4,357	1,446
Emerson Electric Co.	7,892	978
Fair Isaac Corp.(1)	853	1,698
GE Vernova, Inc.	1,692	557
General Electric Co.	6,769	1,129
Honeywell International, Inc.	2,300	519
Rockwell Automation, Inc.	2,575	736
Union Pacific Corp.	4,653	1,061
		9,173

Information Technology—46.6%
Adobe, Inc. (1)	4,273	1,900
Apple, Inc.	94,104	23,566
Applied Materials, Inc.	17,233	2,803
ARM Holdings plc ADR(1)	6,265	773
ASML Holding N.V. Registered Shares	758	525
Autodesk, Inc.(1)	6,940	2,051
Broadcom, Inc.	19,378	4,493
Crowdstrike Holdings, Inc. Class A(1)	3,397	1,162
DocuSign, Inc. Class A(1)	2,331	210
HubSpot, Inc.(1)	1,401	976
	Shares	Value

Information Technology—continued
Lattice Semiconductor Corp.(1)	5,637	$ 319
Microsoft Corp.	53,759	22,660
NVIDIA Corp.	202,510	27,195
Onto Innovation, Inc.(1)	2,883	481
QUALCOMM, Inc.	15,317	2,353
Roper Technologies, Inc.	1,428	742
Salesforce, Inc.	7,663	2,562
SentinelOne, Inc. Class A(1)	16,727	371
Workday, Inc. Class A(1)	6,829	1,762
		96,904

Materials—0.4%
Vulcan Materials Co.	3,330	857
Total Common Stocks (Identified Cost $67,118)		204,924

Total Long-Term Investments—98.6% (Identified Cost $67,118)		204,924

TOTAL INVESTMENTS—98.6% (Identified Cost $67,118)		$204,924
Other assets and liabilities, net—1.4%		2,814
NET ASSETS—100.0%		$207,738

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$204,924	$204,924
Total Investments	$204,924	$204,924
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
8

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—15.8%
Meta Platforms, Inc. Class A	38,900	$ 22,776
Netflix, Inc.(1)	20,750	18,495
Spotify Technology S.A.(1)	22,200	9,932
Trade Desk, Inc. (The) Class A(1)	288,500	33,907
		85,110

Consumer Discretionary—25.9%
Airbnb, Inc. Class A(1)	45,000	5,913
Amazon.com, Inc.(1)	135,800	29,793
MercadoLibre, Inc.(1)	19,250	32,734
On Holding AG Class A(1)	172,450	9,445
Tesla, Inc.(1)	132,050	53,327
Wingstop, Inc.	30,450	8,654
		139,866

Consumer Staples—2.7%
elf Beauty, Inc.(1)	117,150	14,708
Financials—2.3%
Ares Management Corp. Class A	15,680	2,776
Toast, Inc. Class A(1)	269,600	9,827
		12,603

Health Care—8.4%
Dexcom, Inc.(1)	72,500	5,638
Exact Sciences Corp.(1)	277,050	15,568
Natera, Inc.(1)	80,550	12,751
Repligen Corp.(1)	23,000	3,311
Veeva Systems, Inc. Class A(1)	38,350	8,063
		45,331

	Shares	Value

Industrials—10.4%
Axon Enterprise, Inc.(1)	58,500	$ 34,768
Quanta Services, Inc.	13,500	4,266
Symbotic, Inc. Class A(1)	90,050	2,135
Uber Technologies, Inc.(1)	250,000	15,080
		56,249

Information Technology—31.9%
Advanced Micro Devices, Inc.(1)	115,000	13,891
ARM Holdings plc ADR(1)	43,200	5,329
Cadence Design Systems, Inc.(1)	23,000	6,911
Clearwater Analytics Holdings, Inc. Class A (1)	101,500	2,793
Crowdstrike Holdings, Inc. Class A(1)	40,600	13,892
HubSpot, Inc.(1)	6,700	4,668
NVIDIA Corp.	340,150	45,679
Palo Alto Networks, Inc.(1)	60,000	10,918
Samsara, Inc. Class A(1)	61,200	2,674
ServiceNow, Inc.(1)	20,850	22,103
Shopify, Inc. Class A(1)	341,800	36,344
Snowflake, Inc. Class A(1)	46,600	7,195
		172,397

Real Estate—1.9%
Zillow Group, Inc. Class C(1)	140,750	10,423
Total Common Stocks (Identified Cost $209,144)		536,687

Total Long-Term Investments—99.3% (Identified Cost $209,144)		536,687

Value

TOTAL INVESTMENTS—99.3% (Identified Cost $209,144)	$536,687
Other assets and liabilities, net—0.7%	3,854
NET ASSETS—100.0%	$540,541

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	82%
Canada	7
Uruguay	6
Luxembourg	2
Switzerland	2
United Kingdom	1
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$536,687	$536,687
Total Investments	$536,687	$536,687
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
9

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)	$589,464	$1,649,517	$108,184
Cash	13,424	32,674	906
Receivables
Fund shares sold	351	3,128	76
Dividends	904	1,944	106
Tax reclaims	—	9	15
Securities lending income	2	—	—
Prepaid expenses	12	16	36
Other assets	86	237	15
Total assets	604,243	1,687,525	109,338
Liabilities
Payables
Fund shares repurchased	584	9,228	295
Dividend distributions	—(a)	—(a)	—
Investment advisory fees	473	1,013	71
Distribution and service fees	20	38	6
Administration and accounting fees	55	147	12
Transfer agent and sub-transfer agent fees and expenses	161	319	25
Professional fees	18	9	24
Trustee deferred compensation plan	86	237	15
Interest expense and/or commitment fees	3	8	—(a)
Other accrued expenses	42	117	15
Total liabilities	1,442	11,116	463
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$602,801	$1,676,409	$108,875
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$559,301	$1,504,065	$100,457
Accumulated earnings (loss)	43,500	172,344	8,418
Net Assets	$602,801	$1,676,409	$108,875
Net Assets:
Class A	$84,613	$146,811	$26,271
Class C	$1,237	$6,037	$434
Class I	$291,616	$1,131,149	$30,771
Class R6	$225,335	$392,412	$51,399
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,780,878	12,552,436	3,926,677
Class C	136,649	539,041	88,344
Class I	29,276,048	94,247,267	4,043,126
Class R6	22,316,577	32,520,067	6,951,791
Net Asset Value and Redemption Price Per Share:*
Class A	$9.64	$11.70	$6.69
Class C	$9.05	$11.20	$4.92
Class I	$9.96	$12.00	$7.61
Class R6	$10.10	$12.07	$7.39
See Notes to Financial Statements
10

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.20	$12.38	$7.08
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$553,165	$1,516,119	$99,029

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
11

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$376,353	$204,924	$536,687
Cash	15,140	2,936	2,383
Receivables
Investment securities sold	—	—	1,692
Fund shares sold	2,556	116	940
Dividends	78	20	—(a)
Tax reclaims	1,086	—	—
Securities lending income	2	—(a)	—
Foreign capital gains tax refund	382	—	—
Prepaid Trustees’ retainer	—	—	—
Prepaid expenses	29	13	20
Other assets	55	29	78
Total assets	395,681	208,038	541,800
Liabilities
Due to custodian	14	—	—
Payables
Fund shares repurchased	4,326	70	565
Investment securities purchased	4,427	—	—
Foreign capital gains tax	42	—	—
Collateral on securities loaned	15,142	—	—
Dividend distributions	—(a)	—	—
Investment advisory fees	194	80	360
Distribution and service fees	26	30	30
Administration and accounting fees	38	20	50
Transfer agent and sub-transfer agent fees and expenses	174	39	133
Professional fees	2	22	19
Trustee deferred compensation plan	55	29	78
Interest expense and/or commitment fees	20	—(a)	—
Other accrued expenses	44	10	24
Total liabilities	24,504	300	1,259
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$371,177	$207,738	$540,541
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$366,602	$69,115	$309,613
Accumulated earnings (loss)	4,575	138,623	230,928
Net Assets	$371,177	$207,738	$540,541
Net Assets:
Class A	$102,204	$137,857	$131,261
Class C	$2,234	$—	$—
Class I	$225,840	$65,908	$377,637
Class R6	$40,899	$3,973	$31,643
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,329,375	15,658,071	2,448,498
Class C	317,724	—	—
Class I	32,120,592	4,258,771	6,508,798
Class R6	5,751,541	252,343	543,100
See Notes to Financial Statements
12

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$6.67	$8.80	$53.61
Class C	$7.03	$—	$—
Class I	$7.03	$15.48	$58.02
Class R6	$7.11	$15.75	$58.26
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$7.06	$9.31	$56.73
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$372,543	$67,118	$209,144
(2) Market value of securities on loan	$14,609	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
13

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2024
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$13,468	$35,503	$2,291
Securities lending, net of fees	11	3	—
Foreign taxes withheld	(37)	(38)	(4)
Total investment income	13,442	35,468	2,287
Expenses
Investment advisory fees	4,677	13,885	891
Distribution and service fees, Class A	240	410	70
Distribution and service fees, Class C	14	74	5
Administration and accounting fees	696	2,012	116
Transfer agent fees and expenses	296	846	46
Sub-transfer agent fees and expenses, Class A	98	259	47
Sub-transfer agent fees and expenses, Class C	2	8	1
Sub-transfer agent fees and expenses, Class I	726	1,675	57
Custodian fees	1	3	1
Printing fees and expenses	82	186	17
Professional fees	50	96	28
Interest expense and/or commitment fees	7	15	1
Registration fees	77	78	47
Trustees’ fees and expenses	62	182	10
Miscellaneous expenses	56	118	14
Total expenses	7,084	19,847	1,351
Less net expenses reimbursed and/or waived by investment adviser(1)	(839)	(458)	(167)
Net expenses	6,245	19,389	1,184
Net investment income (loss)	7,197	16,079	1,103
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	117,669	263,848	10,894
Foreign currency transactions	—	—	—(a)
Net change in unrealized appreciation (depreciation) on:
Investments	(56,376)	(80,267)	(3,240)
Foreign currency transactions	—	(1)	—(a)
Net realized and unrealized gain (loss) on investments	61,293	183,580	7,654
Net increase (decrease) in net assets resulting from operations	$68,490	$199,659	$8,757

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2024
($ reported in thousands)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$6,430	$1,074	$313
European Union tax reclaims	395	—	—
Securities lending, net of fees	17	1	—
Foreign taxes withheld	(694)	(1)	(9)
Total investment income	6,148	1,074	304
Expenses
Investment advisory fees	3,743	1,274	4,322
Distribution and service fees, Class A	277	321	321
Distribution and service fees, Class C	27	—	—
Administration and accounting fees	457	193	558
Transfer agent fees and expenses	220	83	236
Sub-transfer agent fees and expenses, Class A	135	91	145
Sub-transfer agent fees and expenses, Class I	442	61	436
European Union tax reclaim fees	13	—	—
Custodian fees	13	—(a)	1
Printing fees and expenses	50	20	48
Professional fees	104	30	44
Interest expense and/or commitment fees	40	3	11
Registration fees	75	56	59
Trustees’ fees and expenses	42	14	47
Miscellaneous expenses	102	17	35
Total expenses	5,740	2,163	6,263
Less net expenses reimbursed and/or waived by investment adviser(1)	(771)	(428)	(539)
Net expenses	4,969	1,735	5,724
Net investment income (loss)	1,179	(661)	(5,420)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	167,963	2,089	55,508
Foreign currency transactions	(16)	—	—
Foreign capital gains tax	55	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(216,178)	47,312	111,735
Foreign currency transactions	(73)	—	—
Net realized and unrealized gain (loss) on investments	(48,249)	49,401	167,243
Net increase (decrease) in net assets resulting from operations	$(47,070)	$48,740	$161,823

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$7,197	$11,134	$16,079	$20,534
Net realized gain (loss)	117,669	11,778	263,848	19,408
Net change in unrealized appreciation (depreciation)	(56,376)	80,276	(80,268)	185,239
Increase (decrease) in net assets resulting from operations	68,490	103,188	199,659	225,181
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(16,261)	(2,518)	(10,971)	(1,594)
Class C	(253)	(31)	(452)	(30)
Class I	(55,829)	(10,433)	(84,645)	(16,620)
Class R6	(42,232)	(6,703)	(30,885)	(7,756)
Total dividends and distributions to shareholders	(114,575)	(19,685)	(126,953)	(26,000)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(13,137)	(46,730)	(33,454)	(48,373)
Class C	(217)	(874)	(3,023)	(5,781)
Class I	(67,982)	8,513	(358,932)	(296,355)
Class R6	1,171	(52,073)	(195,442)	(211,324)
Increase (decrease) in net assets from capital transactions	(80,165)	(91,164)	(590,851)	(561,833)
Net increase (decrease) in net assets	(126,250)	(7,661)	(518,145)	(362,652)
Net Assets
Beginning of period	729,051	736,712	2,194,554	2,557,206
End of Period	$602,801	$729,051	$1,676,409	$2,194,554
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,103	$2,268	$1,179	$194
Net realized gain (loss)	10,894	30,468	168,002	(528)
Net change in unrealized appreciation (depreciation)	(3,240)	(13,764)	(216,251)	8,966
Increase (decrease) in net assets resulting from operations	8,757	18,972	(47,070)	8,632
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,307)	(4,113)	(25,691)	(10)
Class C	(71)	(103)	(583)	—
Class I	(3,506)	(5,747)	(54,534)	(184)
Class R6	(6,076)	(4,837)	(9,237)	(26)
Total dividends and distributions to shareholders	(12,960)	(14,800)	(90,045)	(220)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,829)	(408)	131,504	(1,018)
Class C	(90)	(71)	3,149	—
Class I	(4,203)	(127,485)	246,831	29,731
Class R6	19,051	(27,023)	47,808	3,519
Increase (decrease) in net assets from capital transactions	12,929	(154,987)	429,292	32,232
Net increase (decrease) in net assets	8,726	(150,815)	292,177	40,644
Net Assets
Beginning of period	100,149	250,964	79,000	38,356
End of Period	$108,875	$100,149	$371,177	$79,000
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(661)	$(578)	$(5,420)	$(4,501)
Net realized gain (loss)	2,089	5,178	55,508	(2,649)
Net change in unrealized appreciation (depreciation)	47,312	40,560	111,735	216,476
Increase (decrease) in net assets resulting from operations	48,740	45,160	161,823	209,326
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,219)	(3,851)	—	—
Class I	(273)	(598)	—	—
Class R6	(63)	(6)	—	—
Total dividends and distributions to shareholders	(1,555)	(4,455)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,201)	(3,574)	(34,894)	(14,642)
Class I	25,580	13,665	(120,780)	15,918
Class R6	1,810	132	(1,273)	7,077
Increase (decrease) in net assets from capital transactions	21,189	10,223	(156,947)	8,353
Net increase (decrease) in net assets	68,374	50,928	4,876	217,679
Net Assets
Beginning of period	139,364	88,436	535,665	317,986
End of Period	$207,738	$139,364	$540,541	$535,665
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/24 to 12/31/24	$10.75	0.08	1.00	1.08	(0.11)	(2.08)	(2.19)	—	(1.11)	$9.64	10.26%	$84,613	1.24%	1.25%	0.75%	112%
1/1/23 to 12/31/23	9.62	0.11	1.28	1.39	(0.15)	(0.11)	(0.26)	—	1.13	10.75	14.57	104,316	1.24	1.27	1.12	132
1/1/22 to 12/31/22	12.54	0.07	(1.90)	(1.83)	(0.11)	(0.98)	(1.09)	— (8)	(2.92)	9.62	(14.34)	138,781	1.26 (9)	1.28	0.64	146
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	(3.88)	(3.98)	—	(0.75)	12.54	25.24	195,762	1.24 (10)(11)	1.24	0.55	159
1/1/20 to 12/31/20	13.70	0.13	0.21	0.34	(0.14)	(0.61)	(0.75)	—	(0.41)	13.29	3.47	185,257	1.24	1.27	1.07	193
Class C
1/1/24 to 12/31/24	$10.23	0.03	0.94	0.97	(0.07)	(2.08)	(2.15)	—	(1.18)	$9.05	9.68%	$1,237	1.72%	2.04%	0.26%	112%
1/1/23 to 12/31/23	9.14	0.06	1.20	1.26	(0.06)	(0.11)	(0.17)	—	1.09	10.23	13.95	1,581	1.72	2.02	0.61	132
1/1/22 to 12/31/22	11.95	0.02	(1.80)	(1.78)	(0.05)	(0.98)	(1.03)	— (8)	(2.81)	9.14	(14.64)	2,277	1.73 (9)	1.96	0.16	146
1/1/21 to 12/31/21	12.82	0.01	3.02	3.03	(0.02)	(3.88)	(3.90)	—	(0.87)	11.95	24.57	3,294	1.72	1.92	0.06	159
1/1/20 to 12/31/20	13.26	0.07	0.19	0.26	(0.09)	(0.61)	(0.70)	—	(0.44)	12.82	2.98	4,486	1.72	1.94	0.61	193
Class I
1/1/24 to 12/31/24	$11.04	0.12	1.02	1.14	(0.14)	(2.08)	(2.22)	—	(1.08)	$9.96	10.51%	$291,616	0.97%	1.10%	1.01%	112%
1/1/23 to 12/31/23	9.86	0.14	1.31	1.45	(0.16)	(0.11)	(0.27)	—	1.18	11.04	14.87	380,748	0.97	1.12	1.42	132
1/1/22 to 12/31/22	12.79	0.10	(1.93)	(1.83)	(0.12)	(0.98)	(1.10)	— (8)	(2.93)	9.86	(14.07)	327,199	0.98 (9)	1.08	0.88	146
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	(3.88)	(4.03)	—	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
1/1/20 to 12/31/20	13.88	0.16	0.22	0.38	(0.15)	(0.61)	(0.76)	—	(0.38)	13.50	3.76	594,834	0.97	1.03	1.33	193
Class R6
1/1/24 to 12/31/24	$11.17	0.15	1.04	1.19	(0.18)	(2.08)	(2.26)	—	(1.07)	$10.10	10.87%	$225,335	0.72%	0.89%	1.26%	112%
1/1/23 to 12/31/23	9.99	0.17	1.32	1.49	(0.20)	(0.11)	(0.31)	—	1.18	11.17	15.09	242,406	0.72	0.87	1.65	132
1/1/22 to 12/31/22	12.96	0.13	(1.96)	(1.83)	(0.16)	(0.98)	(1.14)	— (8)	(2.97)	9.99	(13.85)	268,455	0.73 (9)	0.87	1.14	146
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	(3.88)	(4.04)	—	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159
1/1/20 to 12/31/20	13.96	0.19	0.23	0.42	(0.16)	(0.61)	(0.77)	—	(0.35)	13.61	4.03	511,344	0.72	0.86	1.57	193

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/24 to 12/31/24	$11.52	0.06	1.05	1.11	(0.10)	(0.83)	(0.93)	—	0.18	$11.70	9.76%	$146,811	1.29% (11)	1.29%	0.51%	141%
1/1/23 to 12/31/23	10.51	0.06	1.06	1.12	(0.11)	—	(0.11)	—	1.01	11.52	10.63	175,541	1.29 (11)	1.29	0.56	140
1/1/22 to 12/31/22	13.14	0.05	(1.98)	(1.93)	(0.07)	(0.63)	(0.70)	—	(2.63)	10.51	(14.22)	208,364	1.29 (9)(11)	1.29	0.45	166
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	(2.44)	(2.44)	—	0.99	13.14	28.73	280,185	1.28 (11)	1.28	0.05	157
1/1/20 to 12/31/20	12.69	0.07	(0.31)	(0.24)	(0.09)	(0.21)	(0.30)	—	(0.54)	12.15	(1.52)	282,186	1.31 (11)	1.31	0.66	179
Class C
1/1/24 to 12/31/24	$11.06	— (8)	1.00	1.00	(0.03)	(0.83)	(0.86)	—	0.14	$11.20	9.17%	$6,037	1.76%	2.00%	0.03%	141%
1/1/23 to 12/31/23	10.08	0.01	1.01	1.02	(0.04)	—	(0.04)	—	0.98	11.06	10.10	8,833	1.76	1.91	0.07	140
1/1/22 to 12/31/22	12.63	(0.01)	(1.89)	(1.90)	(0.02)	(0.63)	(0.65)	—	(2.55)	10.08	(14.62)	13,743	1.80 (9)	2.01	(0.12)	166
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	(2.44)	(2.44)	—	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
1/1/20 to 12/31/20	12.36	0.02	(0.30)	(0.28)	(0.05)	(0.21)	(0.26)	—	(0.54)	11.82	(1.88)	31,476	1.79	1.98	0.20	179
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class I
1/1/24 to 12/31/24	$11.80	0.10	1.06	1.16	(0.13)	(0.83)	(0.96)	—	0.20	$12.00	9.95%	$1,131,149	1.01% (11)	1.01%	0.79%	141%
1/1/23 to 12/31/23	10.76	0.09	1.09	1.18	(0.14)	—	(0.14)	—	1.04	11.80	10.97	1,441,449	1.02 (11)	1.02	0.85	140
1/1/22 to 12/31/22	13.41	0.08	(2.01)	(1.93)	(0.09)	(0.63)	(0.72)	—	(2.65)	10.76	(13.92)	1,608,611	1.02 (9)(11)	1.02	0.70	166
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	(2.44)	(2.49)	—	1.04	13.41	28.99	2,383,753	1.00 (11)	1.00	0.34	157
1/1/20 to 12/31/20	12.89	0.10	(0.31)	(0.21)	(0.10)	(0.21)	(0.31)	—	(0.52)	12.37	(1.20)	2,135,663	1.04 (11)	1.04	0.92	179
Class R6
1/1/24 to 12/31/24	$11.86	0.13	1.07	1.20	(0.16)	(0.83)	(0.99)	—	0.21	$12.07	10.24%	$392,412	0.79%	0.88%	1.00%	141%
1/1/23 to 12/31/23	10.81	0.12	1.09	1.21	(0.16)	—	(0.16)	—	1.05	11.86	11.21	568,731	0.79	0.87	1.06	140
1/1/22 to 12/31/22	13.48	0.11	(2.03)	(1.92)	(0.12)	(0.63)	(0.75)	—	(2.67)	10.81	(13.76)	726,488	0.80 (9)	0.88	0.94	166
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	(2.44)	(2.52)	—	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157
1/1/20 to 12/31/20	12.92	0.13	(0.31)	(0.18)	(0.11)	(0.21)	(0.32)	—	(0.50)	12.42	(0.97)	773,153	0.79	0.88	1.16	179

Ceredex Small-Cap Value Equity Fund
Class A
1/1/24 to 12/31/24	$7.03	0.05	0.55	0.60	(0.07)	(0.87)	(0.94)	—	(0.34)	$6.69	8.67%	$26,271	1.46%	1.54%	0.71%	79%
1/1/23 to 12/31/23	7.15	0.07	0.92	0.99	(0.27)	(0.84)	(1.11)	—	(0.12)	7.03	14.30	29,003	1.45	1.46	0.91	94
1/1/22 to 12/31/22	9.88	0.05	(1.11)	(1.06)	(0.06)	(1.61)	(1.67)	—	(2.73)	7.15	(10.31)	29,680	1.47 (9)	1.50	0.52	73
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	(1.79)	(1.88)	—	0.57	9.88	26.91	53,388	1.45 (12)	1.46	0.39	69
1/1/20 to 12/31/20	9.38	0.02	0.02	0.04	(0.03)	(0.08)	(0.11)	—	(0.07)	9.31	0.62	54,984	1.48 (11)	1.48	0.29	69
Class C
1/1/24 to 12/31/24	$5.41	0.02	0.42	0.44	(0.06)	(0.87)	(0.93)	—	(0.49)	$4.92	8.35%	$434	1.81%	2.24%	0.35%	79%
1/1/23 to 12/31/23	5.75	0.03	0.74	0.77	(0.27)	(0.84)	(1.11)	—	(0.34)	5.41	13.95	548	1.80	2.15	0.53	94
1/1/22 to 12/31/22	8.38	0.01	(0.94)	(0.93)	(0.09)	(1.61)	(1.70)	—	(2.63)	5.75	(10.67)	646	1.83 (9)	2.28	0.19	73
1/1/21 to 12/31/21	8.11	0.01	2.08	2.09	(0.03)	(1.79)	(1.82)	—	0.27	8.38	26.42	987	1.84 (12)	2.20	0.06	69
1/1/20 to 12/31/20	8.19	(0.01)	0.01	—	—	(0.08)	(0.08)	—	(0.08)	8.11	0.23	2,410	1.90 (12)	2.19	(0.19)	69
Class I
1/1/24 to 12/31/24	$7.86	0.08	0.62	0.70	(0.08)	(0.87)	(0.95)	—	(0.25)	$7.61	9.00%	$30,771	1.15%	1.29%	1.02%	79%
1/1/23 to 12/31/23	7.66	0.09	1.00	1.09	(0.05)	(0.84)	(0.89)	—	0.20	7.86	14.70	35,343	1.14	1.22	1.11	94
1/1/22 to 12/31/22	10.48	0.08	(1.18)	(1.10)	(0.11)	(1.61)	(1.72)	—	(2.82)	7.66	(10.09)	159,199	1.17 (9)	1.25	0.83	73
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	(1.79)	(1.90)	—	0.71	10.48	27.20	282,308	1.18 (12)	1.20	0.68	69
1/1/20 to 12/31/20	9.83	0.04	0.03	0.07	(0.05)	(0.08)	(0.13)	—	(0.06)	9.77	0.91	332,391	1.21 (12)	1.21	0.55	69
Class R6
1/1/24 to 12/31/24	$7.68	0.11	0.60	0.71	(0.13)	(0.87)	(1.00)	—	(0.29)	$7.39	9.34%	$51,399	0.88%	1.11%	1.32%	79%
1/1/23 to 12/31/23	7.69	0.12	1.00	1.12	(0.29)	(0.84)	(1.13)	—	(0.01)	7.68	14.97	35,255	0.87	1.06	1.47	94
1/1/22 to 12/31/22	10.48	0.10	(1.17)	(1.07)	(0.11)	(1.61)	(1.72)	—	(2.79)	7.69	(9.79)	61,439	0.89 (9)	1.06	1.06	73
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	(1.79)	(1.96)	—	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
1/1/20 to 12/31/20	9.84	0.10	— (8)	0.10	(0.07)	(0.08)	(0.15)	—	(0.05)	9.79	1.19	89,961	0.88	1.05	1.19	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

SGA International Growth Fund
Class A
1/1/24 to 12/31/24	$9.41	0.01	(0.66)	(0.65)	— (8)	(2.09)	(2.09)	—	(2.74)	$6.67	(7.20) %	$102,204	1.31% (13)	1.49%	0.07%	22% (14)
1/1/23 to 12/31/23	8.05	0.01	1.36	1.37	—	(0.01)	(0.01)	—	1.36	9.41	17.05	7,708	1.32	1.57	0.09	10
1/1/22 to 12/31/22	10.45	(0.02)	(1.94)	(1.96)	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33 (9)	1.62	(0.20)	36
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
1/1/20 to 12/31/20	10.50	(0.03)	2.02	1.99	—	(2.07)	(2.07)	—	(0.08)	10.42	22.86	6,917	1.41 (9)(12)	1.60	(0.36)	53
Class C
3/8/2024 to 12/31/24	$9.98	(0.05)	(0.81)	(0.86)	— (8)	(2.09)	(2.09)	—	(2.95)	$7.03	(8.94) %	$2,234	2.06% (13)	2.09%	(0.65) %	22% (14)
Class I
1/1/24 to 12/31/24	$9.77	0.03	(0.68)	(0.65)	— (8)	(2.09)	(2.09)	—	(2.74)	$7.03	(6.95) %	$225,840	1.06% (13)	1.24%	0.33%	22% (14)
1/1/23 to 12/31/23	8.36	0.03	1.41	1.44	(0.02)	(0.01)	(0.03)	—	1.41	9.77	17.25	64,471	1.07	1.32	0.37	10
1/1/22 to 12/31/22	10.80	— (8)	(2.00)	(2.00)	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08 (9)	1.37	0.03	36
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
1/1/20 to 12/31/20	10.71	(0.01)	2.09	2.08	—	(2.07)	(2.07)	—	0.01	10.72	23.28	40,249	1.16 (9)(12)	1.35	(0.13)	53
Class R6
1/1/24 to 12/31/24	$9.85	0.04	(0.69)	(0.65)	— (8)	(2.09)	(2.09)	—	(2.74)	$7.11	(6.89) %	$40,899	0.96% (13)	1.11%	0.43%	22% (14)
1/1/23 to 12/31/23	8.42	0.04	1.43	1.47	(0.03)	(0.01)	(0.04)	—	1.43	9.85	17.53	6,821	0.95	1.18	0.45	10
1/1/22 to 12/31/22	10.87	0.01	(2.02)	(2.01)	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97 (9)	1.26	0.16	36
1/1/21 to 12/31/21	10.77	— (8)	0.93	0.93	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44
1/1/20 to 12/31/20	10.74	— (8)	2.10	2.10	—	(2.07)	(2.07)	—	0.03	10.77	23.41	831	1.07 (9)(12)	1.25	0.05	53

Silvant Large-Cap Growth Stock Fund
Class A
1/1/24 to 12/31/24	$6.71	(0.04)	2.21	2.17	—	(0.08)	(0.08)	—	2.09	$8.80	32.32%	$137,857	1.03%	1.25%	(0.44) %	12%
1/1/23 to 12/31/23	4.67	(0.03)	2.31	2.28	—	(0.24)	(0.24)	—	2.04	6.71	48.98	110,076	1.24 (9)	1.27	(0.53)	17
1/1/22 to 12/31/22	7.12	(0.04)	(2.05)	(2.09)	—	(0.36)	(0.36)	—	(2.45)	4.67	(29.42)	79,935	1.24 (9)	1.27	(0.66)	3
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	(0.88)	(0.88)	—	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
1/1/20 to 12/31/20	5.37	(0.03)	1.91	1.88	—	(0.75)	(0.75)	—	1.13	6.50	35.90	110,884	1.23	1.27	(0.49)	13
Class I
1/1/24 to 12/31/24	$11.71	(0.03)	3.88	3.85	—	(0.08)	(0.08)	—	3.77	$15.48	32.87%	$65,908	0.77%	1.06%	(0.18) %	12%
1/1/23 to 12/31/23	8.01	(0.03)	3.97	3.94	—	(0.24)	(0.24)	—	3.70	11.71	49.28	28,986	0.98 (9)	1.08	(0.29)	17
1/1/22 to 12/31/22	11.82	(0.04)	(3.41)	(3.45)	—	(0.36)	(0.36)	—	(3.81)	8.01	(29.23)	8,399	0.98 (9)	1.08	(0.41)	3
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	(0.88)	(0.88)	—	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
1/1/20 to 12/31/20	8.12	(0.02)	2.93	2.91	—	(0.75)	(0.75)	—	2.16	10.28	36.43	15,093	0.97	1.09	(0.23)	13
Class R6
1/1/24 to 12/31/24	$11.91	(0.03)	3.95	3.92	—	(0.08)	(0.08)	—	3.84	$15.75	32.91%	$3,973	0.72%	0.92%	(0.18) %	12%
1/1/23 to 12/31/23	8.14	(0.02)	4.03	4.01	—	(0.24)	(0.24)	—	3.77	11.91	49.35	302	0.91 (9)	0.96	(0.20)	17
1/1/22 to 12/31/22	11.98	(0.03)	(3.45)	(3.48)	—	(0.36)	(0.36)	—	(3.84)	8.14	(29.08)	102	0.91 (9)	0.94	(0.35)	3
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	(0.88)	(0.88)	—	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5
1/1/20 to 12/31/20	8.21	(0.01)	2.95	2.94	—	(0.75)	(0.75)	—	2.19	10.40	36.39	348	0.90	0.96	(0.16)	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/24 to 12/31/24	$39.57	(0.55)	14.59	14.04	—	—	—	—	14.04	$53.61	35.48%	$131,261	1.25%	1.35%	(1.20) %	13%
1/1/23 to 12/31/23	23.96	(0.39)	16.00	15.61	—	—	—	—	15.61	39.57	65.15	127,623	1.24	1.37	(1.17)	20
1/1/22 to 12/31/22	56.07	(0.43)	(30.57)	(31.00)	—	(1.11)	(1.11)	—	(32.11)	23.96	(55.42)	87,437	1.27 (9)	1.40	(1.26)	17
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
1/1/20 to 12/31/20	28.48	(0.55)	34.47	33.92	—	—	—	—	33.92	62.40	119.10	335,809	1.25	1.33	(1.18)	33
Class I
1/1/24 to 12/31/24	$42.72	(0.47)	15.77	15.30	—	—	—	—	15.30	$58.02	35.81%	$377,637	1.00%	1.10%	(0.95) %	13%
1/1/23 to 12/31/23	25.80	(0.33)	17.25	16.92	—	—	—	—	16.92	42.72	65.58	386,061	0.99	1.09	(0.92)	20
1/1/22 to 12/31/22	60.05	(0.37)	(32.77)	(33.14)	—	(1.11)	(1.11)	—	(34.25)	25.80	(55.31)	221,530	1.02 (9)	1.16	(1.01)	17
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
1/1/20 to 12/31/20	30.35	(0.47)	36.79	36.32	—	—	—	—	36.32	66.67	119.67	1,037,368	1.00	1.07	(0.93)	33
Class R6
1/1/24 to 12/31/24	$42.86	(0.42)	15.82	15.40	—	—	—	—	15.40	$58.26	35.93%	$31,643	0.90%	0.99%	(0.85) %	13%
1/1/23 to 12/31/23	25.86	(0.30)	17.30	17.00	—	—	—	—	17.00	42.86	65.74	21,981	0.89	0.98	(0.82)	20
1/1/22 to 12/31/22	60.12	(0.32)	(32.83)	(33.15)	—	(1.11)	(1.11)	—	(34.26)	25.86	(55.26)	9,019	0.92 (9)	1.01	(0.91)	17
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53
10/20/20(15) to 12/31/20	58.00	(0.10)	8.77	8.67	—	—	—	—	8.67	66.67	14.95	115	0.90	1.03	(0.83)	33 (16)

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Amount is less than $0.005 per share.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(11)	The share class is currently under its expense limitation.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2024 were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.95% (Class R6).
(14)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $502,251 and $537,375, respectively. Please see Note 12 in Notes to Financial Statements.
(15)	Inception date.
(16)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 13 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and each Fund (other than the Virtus Silvant Large-Cap Growth Stock Fund) is diversified. The Virtus Silvant Large-Cap Growth Stock Fund is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class I shares and Class R6 shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund and SGA International Growth Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
23

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

 •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that
24

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At December 31, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
SGA International Growth Fund	$14,609	$14,609	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
25

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
SGA International Growth Fund	Money Market Mutual Fund	$15,142
H.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex(1)
Ceredex Mid-Cap Value Equity Fund	Ceredex(1)
Ceredex Small-Cap Value Equity Fund	Ceredex(1)
SGA International Growth Fund	SGA(2)
Silvant Large-Cap Growth Stock Fund	Silvant(3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen(4)
26

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025, except as noted below. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.35	1.76	1.05	0.79
Ceredex Small-Cap Value Equity Fund	1.46	1.81	1.15	0.88
SGA International Growth Fund	1.30(1)	2.05(2)	1.05(1)	0.95
Silvant Large-Cap Growth Stock Fund	1.03(3)	N/A	0.77(3)	0.72(3)
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
(1)	Effective March 8, 2024 through April 30, 2025. For the period January 1, 2024 through March 7, 2024, the expense caps were as follows for Class A shares and Class I shares, respectively: 1.32% and 1.07%.
(2)	Class C expense limitation effective March 8, 2024.
(3)	Effective January 1, 2024 through April 30, 2025. For the period January 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class I shares, and Class R6 shares, respectively: 1.23%, 0.97%, and 0.90%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:

	Expiration
Fund	2025	2026	2027	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 52	$ 40	$ 18	$ 110
Class C	6	6	4	16
Class I	311	653	560	1,524
Class R6	444	374	394	1,212
Ceredex Mid-Cap Value Equity Fund
Class C	39	16	18	73
Class R6	587	544	440	1,571
Ceredex Small-Cap Value Equity Fund
Class A	13	4	22	39
Class C	4	2	2	8
Class I	157	107	46	310
Class R6	153	82	97	332
SGA International Growth Fund
Class A	17	18	201	236
Class C	—	—	1	1
Class I	89	113	522	724
Class R6	6	10	48	64
Silvant Large-Cap Growth Stock Fund
Class A	24	25	282	331
Class I	9	25	132	166
Class R6	1	— (1)	14	15
27

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Expiration
Fund	2025	2026	2027	Total
Zevenbergen Innovative Growth Stock Fund
Class A	$191	$150	$131	$472
Class I	547	327	380	1,254
Class R6	11	11	28	50

During the year ended December 31, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class I	Class R6	Total
Ceredex Large-Cap Value Equity Fund	$13	$124	$—	$137
SGA International Growth Fund	—	—	1	1

(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2024, it retained net commissions of $25 for Class A shares and CDSC of $—(1) and $—(1) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2024, the Funds incurred administration fees totaling $3,705 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2024, the Funds incurred transfer agent fees totaling $1,659 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2024.
I.	Trustee Fee
For the year ended December 31, 2024, the Funds incurred independent Trustee’s fees totaling $337 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2024, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$738,144	$915,645
28

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Purchases	Sales
Ceredex Mid-Cap Value Equity Fund	$2,705,669	$3,367,088
Ceredex Small-Cap Value Equity Fund	85,983	81,574
SGA International Growth Fund	88,271	324,971
Silvant Large-Cap Growth Stock Fund	38,729	21,797
Zevenbergen Innovative Growth Stock Fund	71,426	227,599
There were no purchases or sales of long-term U.S. government and agency securities during the year ended December 31, 2024.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	621	$6,911	872	$8,606	1,338	$16,333	2,250	$23,963
Reinvestment of distributions	1,623	15,771	228	2,336	898	10,364	134	1,513
Shares repurchased and cross class conversions	(3,169)	(35,819)	(5,815)	(57,672)	(4,918)	(60,151)	(6,966)	(73,849)
Net Increase / (Decrease)	(925)	$(13,137)	(4,715)	$(46,730)	(2,682)	$(33,454)	(4,582)	$(48,373)
Class C
Shares sold and cross class conversions	14	$144	30	$283	31	$368	32	$332
Reinvestment of distributions	25	232	3	30	39	431	3	30
Shares repurchased and cross class conversions	(57)	(593)	(128)	(1,187)	(330)	(3,822)	(600)	(6,143)
Net Increase / (Decrease)	(18)	$(217)	(95)	$(874)	(260)	$(3,023)	(565)	$(5,781)
Class I
Shares sold and cross class conversions	9,416	$107,409	31,238	$312,766	8,607	$107,216	14,939	$162,790
Reinvestment of distributions	5,523	55,518	990	10,368	7,040	83,381	1,422	16,406
Shares repurchased and cross class conversions	(20,155)	(230,909)	(30,910)	(314,621)	(43,607)	(549,529)	(43,633)	(475,551)
Net Increase / (Decrease)	(5,216)	$(67,982)	1,318	$8,513	(27,960)	$(358,932)	(27,272)	$(296,355)
Class R6
Shares sold and cross class conversions	5,336	$63,588	5,020	$52,047	4,901	$61,904	8,783	$97,215
Reinvestment of distributions	4,130	42,007	615	6,577	2,321	27,623	619	7,173
Shares repurchased and cross class conversions	(8,848)	(104,424)	(10,809)	(110,697)	(22,672)	(284,969)	(28,633)	(315,712)
Net Increase / (Decrease)	618	$1,171	(5,174)	$(52,073)	(15,450)	$(195,442)	(19,231)	$(211,324)

29

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	265	$1,904	351	$2,602	1,200	$10,222	161	$1,410
Shares issued-merger (See Note 12)	—	—	—	—	15,893	151,272	—	—
Reinvestment of distributions	493	3,296	589	4,103	3,573	24,193	1	10
Shares repurchased and cross class conversions	(958)	(7,029)	(966)	(7,113)	(6,156)	(54,183)	(278)	(2,438)
Net Increase / (Decrease)	(200)	$(1,829)	(26)	$(408)	14,510	$131,504	(116)	$(1,018)
Class C
Shares sold and cross class conversions	3	$18	26	$161	7	$68	—	$—
Shares issued-merger (See Note 12)	—	—	—	—	443	4,416	—	—
Reinvestment of distributions	15	71	19	103	81	581	—	—
Shares repurchased and cross class conversions	(31)	(179)	(56)	(335)	(213)	(1,916)	—	—
Net Increase / (Decrease)	(13)	$(90)	(11)	$(71)	318	$3,149	—	$—
Class I
Shares sold and cross class conversions	244	$1,969	1,809	$14,410	9,017	$76,579	4,504	$41,502
Shares issued-merger (See Note 12)	—	—	—	—	41,885	414,406	—	—
Reinvestment of distributions	452	3,435	737	5,689	7,357	52,532	19	182
Shares repurchased and cross class conversions	(1,151)	(9,607)	(18,818)	(147,584)	(32,734)	(296,686)	(1,298)	(11,953)
Net Increase / (Decrease)	(455)	$(4,203)	(16,272)	$(127,485)	25,525	$246,831	3,225	$29,731
Class R6
Shares sold and cross class conversions	2,671	$22,068	628	$5,009	2,712	$25,826	479	$4,484
Shares issued-merger (See Note 12)	—	—	—	—	4,366	43,554	—	—
Reinvestment of distributions	825	6,076	634	4,824	1,268	9,152	3	26
Shares repurchased and cross class conversions	(1,133)	(9,093)	(4,659)	(36,856)	(3,287)	(30,724)	(106)	(991)
Net Increase / (Decrease)	2,363	$19,051	(3,397)	$(27,023)	5,059	$47,808	376	$3,519

	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	574	$4,397	444	$2,734	355	$16,093	644	$21,562
Reinvestment of distributions	141	1,200	576	3,789	—	—	—	—
Shares repurchased and cross class conversions	(1,469)	(11,798)	(1,725)	(10,097)	(1,132)	(50,987)	(1,069)	(36,204)
Net Increase / (Decrease)	(754)	$(6,201)	(705)	$(3,574)	(777)	$(34,894)	(425)	$(14,642)
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,917	$41,207	2,972	$30,033	1,287	$62,849	3,516	$125,466
Reinvestment of distributions	18	265	50	573	—	—	—	—
Shares repurchased and cross class conversions	(1,151)	(15,892)	(1,596)	(16,941)	(3,815)	(183,629)	(3,066)	(109,548)
Net Increase / (Decrease)	1,784	$25,580	1,426	$13,665	(2,528)	$(120,780)	450	$15,918
Class R6
Shares sold and cross class conversions	1,297	$17,647	25	$260	282	$12,338	282	$11,274
Reinvestment of distributions	4	63	—(1)	6	—	—	—	—
Shares repurchased and cross class conversions	(1,074)	(15,900)	(12)	(134)	(252)	(13,611)	(118)	(4,197)
Net Increase / (Decrease)	227	$1,810	13	$132	30	$(1,273)	164	$7,077
(1)	Amount is less than 500 shares (not in thousands).
Note 6. 10% Shareholders
As of December 31, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	59%	2
Ceredex Mid-Cap Value Equity Fund	33	1
Ceredex Small-Cap Value Equity Fund	46	3
SGA International Growth Fund	19	1
Silvant Large-Cap Growth Stock Fund	44	1
Zevenbergen Innovative Growth Stock Fund	30	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent
31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Financials	28%
Silvant Large-Cap Growth Stock Fund	Information Technology	47
Zevenbergen Innovative Growth Stock Fund	Information Technology	32
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At December 31, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of the Secured Overnight Funding Rate (‘‘SOFR”) or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. At December 31, 2024, the Funds did not have outstanding borrowings.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Ceredex Large-Cap Value Equity Fund	$2	$6,600	6.43%	2
SGA International Growth Fund	36	7,299	5.96	30
Silvant Large-Cap Growth Stock Fund	2	2,951	6.44	4
Zevenbergen Innovative Growth Stock Fund	10	6,900	6.37	8
Note 11. Federal Income Tax Information
($ reported in thousands)
At December 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 557,653	$ 61,768	$ (29,957)	$ 31,811
Ceredex Mid-Cap Value Equity Fund	1,524,487	195,155	(70,125)	125,030
Ceredex Small-Cap Value Equity Fund	99,750	14,265	(5,831)	8,434
SGA International Growth Fund	375,032	43,000	(41,679)	1,321
Silvant Large-Cap Growth Stock Fund	67,263	139,960	(2,299)	137,661
Zevenbergen Innovative Growth Stock Fund	211,501	333,141	(7,955)	325,186
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Zevenbergen Innovative Growth Stock Fund	$83,114	$7,969
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Ceredex Large-Cap Value Equity Fund	$6,995	$4,780	$ —	$ —	$ —
Ceredex Mid-Cap Value Equity Fund	39,399	8,153	—	—	—
Ceredex Small-Cap Value Equity Fund	—	—	— (1)	—	—
SGA International Growth Fund	3,091	288	—	—	—
Silvant Large-Cap Growth Stock Fund	386	605	—	—	—
Zevenbergen Innovative Growth Stock Fund	—	—	—	3,098	91,083
(1)	Amount is less than $500 (not in thousands).
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2024 and 2023 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Ceredex Large-Cap Value Equity Fund
12/31/24	$ 64,975	$ 49,600	$114,575
12/31/23	12,911	6,774	19,685
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	Ordinary Income	Long-Term Capital Gains	Total
Ceredex Mid-Cap Value Equity Fund
12/31/24	$49,953	$77,000	$126,953
12/31/23	26,000	—	26,000
Ceredex Small-Cap Value Equity Fund
12/31/24	5,680	7,280	12,960
12/31/23	6,400	8,400	14,800
SGA International Growth Fund
12/31/24	10,045	80,000	90,045
12/31/23	159	61	220
Silvant Large-Cap Growth Stock Fund
12/31/24	—	1,555	1,555
12/31/23	—	4,455	4,455
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Foreign Opportunities Fund, a series of the Virtus Opportunities Trust, (the “Acquired Fund), and the Virtus SGA International Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	5,679	15,893	151,272
Class C Shares	179	443	4,416
Class I Shares	15,408	41,885	414,406
Class R6 Shares	1,613	4,366	43,554
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$613,648	$206,883	$79,404
The net assets of the Acquiring Fund immediately following the acquisition were $693,052.
Assuming the acquisition had been completed on January 1, 2024, the SGA International Growth Fund’s pro-forma results of operations for the year ended December 31, 2024 would have been as follows:
Net investment income (loss)	$ (382)(a)
Net realized and unrealized gain (loss) on investments	56,350(b)
Net increase (decrease) in net assets resulting from operations	$55,968
(a) $1,179, as reported in the Statement of Operations, plus $(1,561) net investment loss from the Acquired Fund pre-merger.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
(b) $(48,249), as reported in the Statements of Operations, plus $104,599 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Fund Advisers, LLC (“VFA”) as the investment adviser to each Fund. As a result, also effective January 1, 2025, VFA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VFA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Funds’ subadviser or the portfolio managers managing the Funds.
Effective January 1, 2025, a new expense limitation of 0.82% and 0.77% went into effect for Class I shares and Class R6 shares, respectively, for the Ceredex Small-Cap Value Equity Fund. In addition, the Fund’s investment adviser has reduced the management fee to 0.75%.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Silvant Large-Cap Growth Stock Fund, and Virtus Zevenbergen Innovative Growth Stock Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Silvant Large-Cap Growth Stock Fund, and Virtus Zevenbergen Innovative Growth Stock Fund (six of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.
36

VIRTUS ASSET TRUST
OTHER INFORMATION
December 31, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 3.I.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SGA INTERNATIONAL GROWTH FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, AND VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (“Advisory Agreement”) between the Trust and Virtus Fund Advisers, LLC (now known as Virtus Capital Advisers, LLC) (“VFA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Investment Management Agreements”) among the Trust, VFA and Ceredex Value Advisors LLC (“Ceredex”), with respect to Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund; among the Trust, VFA and Silvant Capital Management LLC (“Silvant”), with respect to Virtus Silvant Large-Cap Growth Stock Fund; among the Trust, VFA and Sustainable Growth Advisers LP (“SGA”), with respect to Virtus SGA International Growth Fund; and among the Trust, VFA and Zevenbergen Capital Investments LLC (“Zevenbergen”), with respect to Virtus Zevenbergen Innovative Growth Stock Fund (each subadviser listed, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Investment Management Agreement, as further discussed below. The Board also authorized the appointment of Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) (“VIA”, together with VFA, the “Advisers”) as adviser to the Funds replacing VFA effective January 1, 2025, and the transfer to, and assumption by, VIA of VFA’s rights and obligations pursuant to the Investment Management Agreements, effective January 1, 2025 (the “Transfer and Assumption Agreement”) (together with the Investment Management Agreements, the “Agreements”). In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by each Adviser and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Investment Management Agreements and the approval of the Transfer and Assumption Agreement proposed in connection with a corporate reorganization of the Advisers and Subadviser to streamline and organizationally align the provision of advisory services (the “Reorganization”) would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Advisers and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of each Subadviser with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
With respect to the consideration of the Transfer and Assumption Agreement, the Board considered Management’s discussion of the benefits to shareholders of the Reorganization and Management’s assertion that the Reorganization would not result in a change of control of the Funds’ Adviser or Subadviser or a change in the management of the Funds, including the personnel providing investment management and other services to the Funds. In considering whether to approve the renewal of the Investment Management Agreements and the Transfer and Assumption Agreement with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VFA and each of the Subadvisers and to be provided to the Fund by VIA following the Reorganization; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of each Adviser under the Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VFA, VIA, the Subadvisers or their affiliates from the applicable Adviser’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
37

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2024
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by each Adviser and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, an Adviser is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VFA and the Transfer and Assumption Agreement with VIA, the Board considered each Adviser’s process for supervising and managing the Funds’ subadvisers, including (a) each Adviser’s ability to select and monitor the subadvisers; (b) each Adviser’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) each Adviser’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Funds; (e) the Adviser’s supervision of the Funds’ other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Adviser’s serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VFA and each Subadviser and to be provided by VIA were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategies. The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VFA’s focus on each Subadviser’s performance and noted VFA’s performance in monitoring and responding to any performance issues with respect to the Funds, and VIA’s representation that it would have the same focus and process for monitoring and responding to any performance issues. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Ceredex Large-Cap Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period and underperformed the median of its Performance Universe and underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Ceredex Mid-Cap Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
38

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2024
Virtus Ceredex Small-Cap Value Equity Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and outperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus SGA International Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark 5- and 10-year periods. The Board also noted that because the Fund’s Subadviser had only been managing the Fund since June of 2019, the performance data for the 10-year performance in part reflect the performance of a prior subadviser.
Virtus Silvant Large-Cap Growth Stock Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods, that the Fund’s performance was equal to its benchmark for the 5-year period, and that the Fund underperformed its benchmark for the 10-year period.
Virtus Zevenbergen Innovative Growth Stock Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board noted that VFA had proposed to lower the contractual management fee for the Virtus Ceredex Small-Cap Value Fund. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VFA had proposed to lower the expense caps in place for Class I and Class R6 Share of Virtus Ceredex Small-Cap Value Equity Fund. The Board also noted that the subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Ceredex Large-Cap Value Equity Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus Ceredex Mid-Cap Value Equity Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Ceredex Small-Cap Value Equity Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus SGA International Growth Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Silvant Large-Cap Growth Stock Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Zevenbergen Innovative Growth Stock Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower contractual management fee and the lower expense caps to limit the total expenses of Class I and Class R6 Share of Virtus Ceredex Small-Cap Value Equity Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by Adviser affiliates. In addition to the fees paid to each Adviser and its affiliates, including the Subadvisers, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Funds.
39

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2024
The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by each Adviser and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by each Adviser out of the fees that the respective Adviser receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by each Adviser to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of each Adviser, such profitability might be directly or indirectly shared by each Adviser.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VFA had agreed to implement an extension of each Fund’s expense cap through April 30, 2026, and had agreed to lower the expense caps applicable to Class I and Class R6 Share of Virtus Ceredex Small-Cap Value Equity Fund through April 30, 2026, which would be continued by VIA following the Reorganization. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers’ would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by each Adviser to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by each Adviser.
Other Factors
The Board considered other benefits that may be realized by each Adviser and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of the Advisers, there are no other direct benefits to the Subadvisers or the Advisers in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
40

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the year ended December 31, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Ceredex Large-Cap Value Equity Fund	17.93%	16.47%	$ 54,380
Ceredex Mid-Cap Value Equity Fund	54.67	52.05	85,153
Ceredex Small-Cap Value Equity Fund	36.06	35.08	7,128
SGA International Growth Fund	51.90	1.28	151,248
Silvant Large-Cap Growth Stock Fund	0.00	0.00	1,114
Zevenbergen Innovative Growth Stock Fund	0.00	0.00	—
For the fiscal year ended December 31, 2024, the following Fund is disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
SGA International Growth Fund	$ 6,445	$ 599
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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8635	02-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/5/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 3/4/2025

*	Print the name and title of each signing officer under his or her signature.